UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02405, 811-09739 and 811-21434

Name of Fund: BlackRock Balanced Capital Fund, Inc., Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2019

Date of reporting period: 12/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2018	BlackRock Balanced Capital Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies — 97.4%

Equity Funds — 54.0%
iShares Edge MSCI Multifactor USA Index Fund (b)	101,935	$2,839,909
Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC (b)	547,564,316	547,564,316

		550,404,225

Fixed Income Funds — 38.2%
BlackRock Total Factor Fund, Class K (b)	100,691	973,680
iShares Core U.S. Aggregate Bond ETF (b)	327,759	34,903,056
Master Total Return Portfolio of Master Bond LLC (b)	353,455,135	353,455,135

		389,331,871

Security	Shares/ Investment Value	Value

Short-Term Securities — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(a)(b)	53,427,092	$53,427,092

Total Investment Companies — 97.4% (Cost: $1,003,111,901)		993,163,188

Other Assets Less Liabilities — 2.6%.		26,186,947

Net Assets — 100.0%		$1,019,350,135

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	35,209,999	18,217,093	(b)	—		53,427,092	$53,427,092	$237,419	$—	$—
BlackRock Total Factor Fund, Class K	97,858	2,833		—		100,691	973,680	27,388	—	(39,144)
iShares Core U.S. Aggregate Bond ETF	495,283	—		(167,524)		327,759	34,903,056	444,052	(409,726)	795,303
iShares Edge MSCI Multifactor USA Index Fund	101,935	—		—		101,935	2,839,909	54,691	—	(587,146)
Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC	$642,270,625	—		$(94,706,309	)(c)(d)	$547,564,316	547,564,316	2,625,061	(12,732,321)	(84,599,049)
Master Total Return Portfolio of Master Bond LLC	$349,932,169	$3,522,966	(b)(c)	353,455,135		$353,455,135	353,455,135	3,427,854	(1,874,630)	2,286,528

							$993,163,188	$6,816,465	$(15,016,677)	$(82,143,508)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	Represents net investment value sold.

BlackRock Balanced Capital Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing a significant amount of its assets in Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC (collectively the “Master Portfolios”), which have the same investment objectives and strategies as the Fund. As of period end, the value of the investments and the percentage owned by the Fund of Master Advantage Large Cap Core Portfolio and Master Total Return Portfolio was $547,564,316 and $353,455,135, respectively and 17.9% and 2.8%, respectively.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	96	03/07/19	$13,081	$(807,220)
S&P 500 E-Mini Index	837	03/15/19	104,843	(3,426,800)
U.S. Treasury Notes (10 Year)	18	03/20/19	2,196	51,319

				$(4,182,701)

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Balanced Capital Fund, Inc.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	17,003,067	USD	19,517,940	Bank of America N.A.	03/20/19	$94,952
AUD	25,751,325	USD	18,653,024	Royal Bank of Canada	03/20/19	(490,404)

Net Unrealized Depreciation						$(395,452)

Currency

AUD	Australian Dollar

EUR	Euro

USD	US Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Investment Companies(a)	$92,143,737	$—	$—	$92,143,737

Investments Valued at NAV(b)				901,019,451

Total Investments				$993,163,188

Derivative Financial Instruments(c)
Assets:
Foreign currency exchange contracts	$—	$94,952	$—	$94,952
Interest rate contracts	51,319	—	—	51,319
Liabilities:
Equity contracts	(4,234,020)	—	—	(4,234,020)
Foreign currency exchange contracts	—	(490,404)	—	(490,404)

	$(4,182,701)	$(395,452)	—	$(4,578,153)

(a)

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) December 31, 2018	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.1%

Aerospace & Defense — 2.3%
Boeing Co.	74,427	$24,002,708
General Dynamics Corp.	19,088	3,000,824
Lockheed Martin Corp.	40,533	10,613,161
Raytheon Co.	214,650	32,916,577

		70,533,270

Airlines — 0.4%
Delta Air Lines, Inc.	83,436	4,163,456
Southwest Airlines Co.	196,912	9,152,470

		13,315,926

Auto Components — 0.1%
BorgWarner, Inc.	61,741	2,144,882

Automobiles — 0.1%
Ford Motor Co.	147,578	1,128,972
General Motors Co.	66,707	2,231,349

		3,360,321

Banks — 5.7%
Bank of America Corp.	2,410,218	59,387,772
BB&T Corp.	320,871	13,900,132
Citigroup, Inc.	281,198	14,639,168
Citizens Financial Group, Inc.	491,075	14,599,660
Cullen/Frost Bankers, Inc.	14,073	1,237,580
East West Bancorp, Inc.	99,086	4,313,214
First Republic Bank	160,163	13,918,165
JPMorgan Chase & Co.	314,023	30,654,925
Synovus Financial Corp.	952	30,454
Wells Fargo & Co.	458,004	21,104,824

		173,785,894

Beverages — 1.5%
Coca-Cola Co.	7,999	378,753
Coca-Cola European Partners PLC	182,708	8,377,162
Constellation Brands, Inc., Class A	37,626	6,051,013
Keurig Dr Pepper, Inc.	22,538	577,874
Molson Coors Brewing Co., Class B	21,884	1,229,005
Monster Beverage Corp. (a)	142,597	7,018,624
PepsiCo, Inc.	189,715	20,959,713

		44,592,144

Biotechnology — 3.9%
AbbVie, Inc.	285,723	26,340,803
Amgen, Inc.	124,782	24,291,312
Biogen, Inc. (a)	19,330	5,816,784
Celgene Corp. (a)	306,250	19,627,563
Genomic Health, Inc. (a)	22,752	1,465,456
Gilead Sciences, Inc.	533,946	33,398,322
Incyte Corp. (a)	12,107	769,884
Regeneron Pharmaceuticals, Inc. (a)	6,445	2,407,207
Vertex Pharmaceuticals, Inc. (a)	36,119	5,985,279

		120,102,610

Building Products — 0.3%
Allegion PLC	106,226	8,467,274

Capital Markets — 3.4%
Charles Schwab Corp.	713,657	29,638,175
CME Group, Inc.	74,014	13,923,514
Evercore, Inc., Class A	24,108	1,725,168
Intercontinental Exchange, Inc.	8,502	640,456
Invesco Ltd.	21,271	356,077
Moelis & Co., Class A	140,831	4,841,770
Morgan Stanley	972,081	38,543,012
S&P Global, Inc.	72,134	12,258,452
SEI Investments Co.	10,601	489,766
TD Ameritrade Holding Corp.	11,020	539,539

		102,955,929

Security	Shares	Value

Chemicals — 1.7%
Air Products & Chemicals, Inc.	174,856	$27,985,703
Celanese Corp.	77,980	7,015,861
Eastman Chemical Co.	57,090	4,173,850
Ecolab, Inc.	60,946	8,980,393
Huntsman Corp.	20,611	397,586
Linde PLC	20,559	3,208,026
Mosaic Co.	11,374	332,235

		52,093,654

Commercial Services & Supplies — 0.1%
Clean Harbors, Inc. (a)	73,915	3,647,705
Waste Connections, Inc.	8,931	663,127

		4,310,832

Communications Equipment — 1.1%
Ciena Corp. (a)	107,008	3,628,641
Cisco Systems, Inc.	464,759	20,138,007
InterDigital, Inc.	9	598
Motorola Solutions, Inc.	67,185	7,728,962
Palo Alto Networks, Inc. (a)(b)	12,973	2,443,465

		33,939,673

Construction Materials — 0.0%
Martin Marietta Materials, Inc.	7,131	1,225,605

Consumer Finance — 0.7%
American Express Co.	203,629	19,409,916
Capital One Financial Corp.	40,380	3,052,324

		22,462,240

Containers & Packaging — 0.3%
Packaging Corp. of America	60,874	5,080,544
WestRock Co.	131,735	4,974,314

		10,054,858

Diversified Consumer Services — 0.2%
H&R Block, Inc.	230,891	5,857,705

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B (a)	226,397	46,225,739

Diversified Telecommunication Services — 1.3%
AT&T Inc.	461,244	13,163,904
Verizon Communications, Inc.	493,217	27,728,660

		40,892,564

Electric Utilities — 1.9%
IDACORP, Inc.	86,367	8,037,313
OGE Energy Corp.	254,320	9,966,801
Pinnacle West Capital Corp.	287,376	24,484,435
Portland General Electric Co.	346,435	15,884,045
Xcel Energy, Inc.	13,691	674,556

		59,047,150

Electrical Equipment — 0.9%
AMETEK, Inc.	110,546	7,483,964
Rockwell Automation, Inc.	135,748	20,427,359

		27,911,323

Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	132,721	10,757,037
National Instruments Corp.	284,606	12,915,420
Zebra Technologies Corp., Class A (a)	14,151	2,253,264

		25,925,721

Energy Equipment & Services — 0.5%
Halliburton Co.	498,470	13,249,333
Nabors Industries Ltd.	298,019	596,038

		13,845,371

Entertainment — 1.1%
Activision Blizzard, Inc.	22,907	1,066,779

1

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Electronic Arts, Inc. (a)	96,862	$7,643,380
Netflix, Inc. (a)	40,615	10,871,011
Twenty-First Century Fox, Inc., Class A	46,893	2,256,491
Twenty-First Century Fox, Inc., Class B	36,280	1,733,458
Viacom, Inc., Class A	1,651	45,914
Viacom, Inc., Class B	315,343	8,104,315
Walt Disney Co.	5,035	552,088
World Wrestling Entertainment, Inc., Class A	32,935	2,460,903

		34,734,339

Equity Real Estate Investment Trusts (REITs) — 3.7%
Equity LifeStyle Properties, Inc. (b)	32,831	3,188,875
Host Hotels & Resorts, Inc.	716,669	11,946,872
Outfront Media, Inc.	52,017	942,548
Park Hotels & Resorts, Inc.	520,808	13,530,592
Prologis, Inc.	634,199	37,240,165
Realty Income Corp.	357,180	22,516,627
Simon Property Group, Inc. (b)	136,540	22,937,355

		112,303,034

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	126,248	25,717,980
Walmart, Inc.	50,361	4,691,127

		30,409,107

Food Products — 2.0%
Archer-Daniels-Midland Co.	592,906	24,291,359
Hershey Co.	283,469	30,382,207
Hormel Foods Corp.	20,826	888,854
Kellogg Co.	22,166	1,263,684
Lamb Weston Holdings, Inc.	29,895	2,199,076
Tyson Foods, Inc., Class A	16,360	873,624

		59,898,804

Gas Utilities — 0.5%
Atmos Energy Corp.	132,076	12,246,087
UGI Corp.	41,777	2,228,803

		14,474,890

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	132,425	9,578,300
Danaher Corp.	200,328	20,657,823
DexCom, Inc. (a)	8,936	1,070,533
IDEXX Laboratories, Inc. (a)	16,155	3,005,153
Intuitive Surgical, Inc. (a)	16,473	7,889,249
Masimo Corp. (a)	47,029	5,049,504
Medtronic PLC	104,616	9,515,871
STERIS PLC	45,365	4,847,250
Stryker Corp.	185,453	29,069,758

		90,683,441

Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.	127,572	9,491,357
Anthem, Inc.	6,813	1,789,298
Cardinal Health, Inc.	260,560	11,620,976
Cigna Corp.	14,523	2,758,208
CVS Health Corp.	95,960	6,287,299
Humana, Inc.	45,646	13,076,666
McKesson Corp.	107,903	11,920,044
Quest Diagnostics, Inc.	14,737	1,227,150
UnitedHealth Group, Inc.	176,063	43,860,815
WellCare Health Plans, Inc. (a)	18,702	4,415,355

		106,447,168

Health Care Technology — 0.3%
athenahealth, Inc. (a)	5,029	663,476
Veeva Systems, Inc., Class A (a)	106,170	9,483,104

		10,146,580

Hotels, Restaurants & Leisure — 2.1%
Boyd Gaming Corp.	32,723	679,984

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Carnival Corp.	155,390	$7,660,727
Darden Restaurants, Inc.	51,461	5,138,895
Domino’s Pizza, Inc.	55,108	13,666,233
Dunkin’ Brands Group, Inc.	46,246	2,965,294
Extended Stay America, Inc.	273,627	4,241,219
Hilton Worldwide Holdings, Inc.	81,676	5,864,337
Las Vegas Sands Corp.	53,917	2,806,380
McDonald’s Corp.	93,501	16,602,973
Norwegian Cruise Line Holdings Ltd. (a)	97,531	4,134,339
Yum! Brands, Inc.	11,003	1,011,396

		64,771,777

Household Durables — 0.3%
Garmin Ltd.	158,985	10,066,930

Household Products — 0.7%
Church & Dwight Co., Inc.	240,907	15,842,044
Clorox Co.	16,885	2,602,654
Procter & Gamble Co.	35,244	3,239,628

		21,684,326

Industrial Conglomerates — 0.8%
3M Co.	100,715	19,190,236
General Electric Co.	479,196	3,627,514
Honeywell International, Inc.	9,381	1,239,418
Roper Technologies, Inc.	4,564	1,216,397

		25,273,565

Insurance — 2.2%
Allstate Corp.	230,435	19,040,844
American Financial Group, Inc.	115,799	10,483,283
Arthur J. Gallagher & Co.	98,125	7,231,813
Athene Holding Ltd., Class A (a)	118,561	4,722,285
First American Financial Corp.	73,302	3,272,201
Hartford Financial Services Group, Inc.	165,235	7,344,696
Lincoln National Corp.	51,334	2,633,948
Loews Corp.	14,444	657,491
Progressive Corp.	84,899	5,121,957
Unum Group	269,350	7,913,503

		68,422,021

Interactive Media & Services — 4.3%
Alphabet, Inc., Class A (a)	32,045	33,485,743
Alphabet, Inc., Class C (a)	38,685	40,062,573
Cargurus, Inc. (a)	58,595	1,976,409
Facebook, Inc., Class A (a)	359,192	47,086,479
TripAdvisor, Inc. (a)	15,950	860,343
Twitter, Inc. (a)	47,968	1,378,600
Yelp, Inc. (a)	182,213	6,375,633

		131,225,780

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc. (a)	54,537	81,912,938
Booking Holdings, Inc. (a)	2,862	4,929,566

		86,842,504

IT Services — 4.5%
Accenture PLC, Class A	58,239	8,212,281
Automatic Data Processing, Inc.	184,283	24,163,187
Booz Allen Hamilton Holding Corp.	289,774	13,060,114
Broadridge Financial Solutions, Inc.	39,211	3,774,059
Fidelity National Information Services, Inc.	121,662	12,476,438
First Data Corp., Class A (a)	133,665	2,260,275
GoDaddy, Inc., Class A (a)	99,320	6,517,378
International Business Machines Corp.	73,623	8,368,726
Mastercard, Inc., Class A	162,684	30,690,337
Paychex, Inc.	16,124	1,050,479
PayPal Holdings, Inc. (a)	61,854	5,201,303
Square, Inc., Class A (a)	27,563	1,546,009
Total System Services, Inc.	13,086	1,063,761

2

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Visa, Inc., Class A	86,841	$11,457,802
Western Union Co.	462,942	7,897,791

		137,739,940

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	105,758	7,134,435
Thermo Fisher Scientific, Inc.	4,020	899,636

		8,034,071

Machinery — 3.2%
Crane Co.	373,921	26,989,618
Illinois Tool Works, Inc.	180,931	22,922,148
Ingersoll-Rand PLC	247,427	22,572,765
PACCAR, Inc.	316,066	18,060,011
Snap-on, Inc.	48,894	7,103,809

		97,648,351

Media — 1.9%
AMC Networks, Inc., Class A (a)	135,581	7,440,685
CBS Corp., Class B, Non-Voting Shares	145,883	6,378,005
Comcast Corp., Class A	571,823	19,470,573
Interpublic Group of Cos., Inc.	298,161	6,151,061
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	195,022	7,176,810
Liberty Media Corp. — Liberty SiriusXM, Class C (a)	231,569	8,563,422
Sinclair Broadcast Group, Inc., Class A	18,060	475,700
Sirius XM Holdings, Inc. (b)	173,456	990,434
Tribune Media Co., Class A	11,008	499,543

		57,146,233

Metals & Mining — 0.3%
Newmont Mining Corp.	169,094	5,859,107
Reliance Steel & Aluminum Co.	37,631	2,678,198
Steel Dynamics, Inc.	29,894	898,016

		9,435,321

Multiline Retail — 0.9%
Target Corp.	417,987	27,624,761

Multi-Utilities — 0.4%
Consolidated Edison, Inc.	147,046	11,243,137

Oil, Gas & Consumable Fuels — 4.4%
Anadarko Petroleum Corp.	371,140	16,270,778
Antero Resources Corp. (a)	28,726	269,737
Apache Corp.	11,903	312,454
Chevron Corp.	167,569	18,229,832
Concho Resources, Inc. (a)	5,023	516,314
ConocoPhillips	351,510	21,916,649
Continental Resources, Inc. (a)	42,428	1,705,181
Exxon Mobil Corp.	437,023	29,800,598
Kinder Morgan, Inc.	720,169	11,076,199
Occidental Petroleum Corp.	222,464	13,654,840
Phillips 66	155,938	13,434,059
Suncor Energy, Inc.	198,022	5,538,675
Williams Cos., Inc.	70,296	1,550,027

		134,275,343

Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	110,884	14,426,008

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	365,506	18,999,002
Eli Lilly & Co.	182,526	21,121,909
Johnson & Johnson	314,669	40,608,034
Merck & Co., Inc.	431,666	32,983,599
Zoetis, Inc.	130,147	11,132,774

		124,845,318

Professional Services — 0.6%
Insperity, Inc.	146,664	13,692,551

Security	Shares	Value

Professional Services (continued)
Robert Half International, Inc.	69,481	$3,974,313

		17,666,864

Road & Rail — 0.9%
Landstar System, Inc.	156,562	14,978,287
Norfolk Southern Corp.	77,911	11,650,811
Schneider National, Inc., Class B	34,612	646,206

		27,275,304

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	94,063	8,073,427
Applied Materials, Inc.	293,416	9,606,440
Broadcom, Inc.	6,359	1,616,967
Cirrus Logic, Inc. (a)	2,026	67,223
Intel Corp.	725,442	34,044,993
Maxim Integrated Products, Inc.	190,125	9,667,856
NVIDIA Corp.	70,188	9,370,098
QUALCOMM, Inc.	75,186	4,278,835
Skyworks Solutions, Inc.	75,333	5,048,818
Texas Instruments, Inc.	132,099	12,483,355
Xilinx, Inc.	87,522	7,454,249

		101,712,261

Software — 6.4%
Atlassian Corp. PLC, Class A (a)	4,266	379,589
Dropbox, Inc., Class A (a)(b)	156,631	3,199,971
Intuit, Inc.	62,448	12,292,889
Microsoft Corp.	966,055	98,122,206
New Relic, Inc. (a)	20,649	1,671,950
Oracle Corp.	589,175	26,601,251
salesforce.com, Inc. (a)	259,557	35,551,522
Snap, Inc., Class A (a)(b)	69,618	383,595
Synopsys, Inc. (a)	128,554	10,829,389
Ultimate Software Group, Inc. (a)	6,348	1,554,435
VMware, Inc., Class A	29,423	4,034,776

		194,621,573

Specialty Retail — 1.8%
AutoNation, Inc. (a)(b)	44,491	1,588,329
Best Buy Co., Inc.	9,420	498,883
Dick’s Sporting Goods, Inc.	27,352	853,382
Five Below, Inc. (a)	29,487	3,017,110
Home Depot, Inc.	133,067	22,863,572
Penske Automotive Group, Inc.	223,039	8,992,932
Ross Stores, Inc.	36,346	3,023,987
TJX Cos., Inc.	285,445	12,770,809

		53,609,004

Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	584,567	92,209,599
Dell Technologies, Inc., Class C (a)	83,209	4,066,411
Hewlett Packard Enterprise Co.	73,154	966,364
HP Inc.	618,012	12,644,526
Pure Storage, Inc., Class A (a)	249,161	4,006,509

		113,893,409

3

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	360,290	$26,711,901
VF Corp.	68,585	4,892,854

		31,604,755

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd. (a)	56,843	1,942,894

Tobacco — 0.7%
Altria Group, Inc.	228,864	11,303,593
Philip Morris International, Inc.	130,434	8,707,774

		20,011,367

Trading Companies & Distributors — 0.0%
Watsco, Inc.	862	119,939

Water Utilities — 0.7%
American Water Works Co., Inc.	245,040	22,242,281

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	140,520	4,572,521

Total Long-Term Investments — 97.1% (Cost: $2,951,995,594)		2,962,125,606

Security	Shares	Value

Short-Term Securities — 1.5%

Money Markets Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (c)(e)	33,957,562	$33,957,562

SL Liquidity Series, LLC, Money Market Series, 2.57% (c)(d)(e)	12,339,609	12,338,375

Total Money Market Funds — 1.5% (Cost: $46,296,132)		46,295,937

	Par (000)

Time Deposits — 0.0%

United States — 0.0%
Sumitomo, Tokyo, 2.42%, 01/02/2019	320	320,368

Total Time Deposits — 0.0% (Cost: $320,368)		320,368

Total Short-Term Investments — 1.5% (Cost: $46,616,500)		46,616,305

Total Investments — 98.6% (Cost: $2,998,612,094)		3,008,741,911

Other Assets Less Liabilities — 1.4%		43,004,778

Net Assets — 100.0%		$3,051,746,689

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	30,370,653	3,586,909	33,957,562	$33,957,562	$182,810		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	12,339,609	12,339,609	12,338,375	5,124	(b)	(1,553)	195

				$46,295,937	$187,934		$(1,553)	$(195)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

S&P	Standard & Poor’s

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	348	03/15/19	$43,590	$(1,021,896)

4

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage Large Cap Core Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$2,962,125,606	$—	$—	$2,962,125,606
Short-Term Securities	33,957,562	320,368	—	34,277,930

	$2,996,083,168	$320,368	$—	$2,996,403,536

Investments Valued at NAV(b)				12,338,375

Total Investments				$3,008,741,911

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(1,021,896)	$—	$—	$(1,021,896)

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between levels.

4

Consolidated Schedule of Investments (unaudited)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 10.5%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (1 mo. LIBOR US + 0.340%), 2.59%, 04/25/36 (a)	USD	5,510	$2,756,783
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.720%), 3.23%, 12/25/33 (a)		581	563,290
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.140%), 2.65%, 07/25/36 (a)		421	340,595
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.130%), 2.64%, 05/25/37 (a)		2,829	813,812
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.100%), 3.54%, 07/15/26 (a)(b)		4,426	4,423,693
Ajax Mortgage Loan Trust:
Series 2017-D, Class A, 3.75%, 12/25/57 (b)		11,074	10,986,949
Series 2017-D, Class B, 0.00%, 12/25/57 (b)(c)(d)		1,779	800,455
Series 2018-A, Class A, 3.85%, 04/25/58 (b)(c)		11,270	10,819,635
Series 2018-A, Class B, 0.00%, 04/25/58 (b)(c)(d)		2,706	1,488,119
Series 2018-B, Class A, 3.75%, 02/26/57 (b)(c)		8,382	8,080,334
Series 2018-B, Class B, 0.00%, 02/26/57 (b)(c)		3,719	1,041,231
Series 2018-D, Class A, 3.75%, 08/25/58 (b)(c)(d)		11,986	11,765,933
Series 2018-D, Class B, 0.00%, 08/25/58 (b)(c)(d)		2,866	1,605,132
Series 2018-E, Class A, 4.38%, 06/25/58 (b)(d)		4,990	4,964,017
Series 2018-E, Class B, 5.25%, 06/25/58 (b)(d)		840	821,342
Series 2018-E, Class C, 0.00%, 06/25/58 (b)(d)		2,190	628,386
Series 2018-F, Class A, 4.38%, 11/25/58 (b)(d)		21,170	21,068,115
Series 2018-F, Class B, 5.25%, 11/25/58 (b)(d)		2,820	2,757,361
Series 2018-F, Class C, 0.00%, 11/25/58 (b)		7,230	3,016,739
Series 2018-G, Class A, 4.38%, 06/25/57 (b)(e)		17,571	17,490,133
Series 2018-G, Class B, 5.25%, 06/25/57 (b)(e)		2,042	1,996,049
Series 2018-G, Class C, 0.00%, 06/25/57 (b)		5,298	4,887,682
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.080%), 3.23%, 10/21/28 (a)(b)		3,790	3,774,137
Allegro CLO V Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.240%), 3.68%, 10/16/30 (a)(b)		1,100	1,096,214
ALM V Ltd.:
Series 2012-5A, Class A1R3, (3 mo. LIBOR US + 0.910%), 3.36%, 10/18/27 (a)(b)		4,410	4,395,080
Series 2012-5A, Class A2R3, (3 mo. LIBOR US + 1.250%), 3.70%, 10/18/27 (a)(b)		1,600	1,574,497

Security		Par (000)	Value
ALM V Ltd.: (continued)
Series 2012-5A, Class BR3, (3 mo. LIBOR US + 1.650%), 4.10%, 10/18/27 (a)(b)	USD	2,140	$2,091,806
ALM VI Ltd., Series 2012-6A, Class A2R3, (3 mo. LIBOR US + 1.400%), 3.84%, 07/15/26 (a)(b)		1,264	1,240,414
ALM XII Ltd.:
Series 2015-12A, Class A1R2, (3 mo. LIBOR US + 0.890%), 3.33%, 04/16/27 (a)(b)		1,300	1,289,706
Series 2015-12A, Class BR2, (3 mo. LIBOR US + 1.650%), 4.09%, 04/16/27 (a)(b)		3,635	3,454,074
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.500%), 3.94%, 07/15/27 (a)(b)		6,284	6,193,522
Series 2015-16A, Class BR2, (3 mo. LIBOR US + 1.900%), 4.34%, 07/15/27 (a)(b)		2,060	1,971,972
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.650%), 4.09%, 01/15/28 (a)(b)		750	739,832
ALME Loan Funding V BV, Series 5X, Class B1R, (3 mo. EURIBOR + 1.600%), 1.60%, 07/15/31 (a)	EUR	1,400	1,583,781
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (3 mo. LIBOR US + 2.800%), 5.24%, 10/15/28 (a)(b)	USD	720	718,824
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.250%), 3.81%, 11/02/30 (a)(b)		750	747,872
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.200%), 3.82%, 11/10/30 (a)(b)		540	537,198
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.260%), 3.75%, 07/24/29 (a)(b)		2,620	2,622,007
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 3.74%, 07/25/29 (a)(b)		6,220	6,189,084
Anchorage Capital CLO 3-R Ltd.:
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.050%), 3.56%, 01/28/31 (a)(b)		2,120	2,096,797
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.500%), 4.01%, 01/28/31 (a)(b)		3,600	3,515,475
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.850%), 4.36%, 01/28/31 (a)(b)		500	467,523
Anchorage Capital CLO 4-R Ltd.:
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.050%), 3.56%, 01/28/31 (a)(b)		5,330	5,271,448
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.850%), 4.36%, 01/28/31 (a)(b)		3,760	3,546,680
Anchorage Capital CLO 5-R Ltd.:
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 3.89%, 01/15/30 (a)(b)		9,200	8,989,382
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 4.29%, 01/15/30 (a)(b)		3,540	3,354,730
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.270%), 3.71%, 07/15/30 (a)(b)		4,010	3,970,035
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 3.74%, 10/15/27 (a)(b)		3,470	3,438,119

1

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Anchorage Capital CLO 7 Ltd.: (continued)
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 4.14%, 10/15/27 (a)(b)	USD	2,880	$2,821,643
Anchorage Capital CLO 8 Ltd.:
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.000%), 3.51%, 07/28/28 (a)(b)		2,430	2,404,013
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.600%), 4.11%, 07/28/28 (a)(b)		2,800	2,757,017
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.69%, 10/13/30 (a)(b)		2,005	1,994,299
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 4.59%, 10/13/30 (a)(b)		1,410	1,362,603
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (3 mo. EURIBOR + 5.660%), 5.66%, 05/15/31 (a)	EUR	490	524,982
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.080%), 3.52%, 04/15/31 (a)(b)	USD	2,402	2,377,569
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.010%), 3.48%, 04/20/31 (a)(b)		1,080	1,061,126
Apidos CLO XVI, Series 2013-16A, Class A1R, (3 mo. LIBOR US + 0.980%), 3.43%, 01/19/25 (a)(b)		1,108	1,106,252
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.140%), 3.61%, 10/22/30 (a)(b)		880	871,727
Aqueduct European CLO DAC:
Series 2017-2X, Class B1, (3 mo. EURIBOR + 1.200%), 1.20%, 10/15/30 (a)	EUR	1,259	1,387,322
Series 2017-2X, Class E, (3 mo. EURIBOR + 4.400%), 4.40%, 10/15/30 (a)		289	290,942
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (1 mo. LIBOR US + 0.990%), 3.45%, 12/15/27 (a)(b)	USD	3,740	3,719,488
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 4.16%, 09/15/26 (a)(b)		3,940	3,983,704
Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.990%), 3.45%, 08/15/27 (a)(b)		1,660	1,653,487
Arbour CLO IV DAC, Series 4X, Class E, (3 mo. EURIBOR + 5.600%), 5.60%, 01/15/30 (a)	EUR	550	611,492
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.950%), 4.70%, 12/05/25 (a)(b)	USD	1,420	1,416,478
Series 2015-1A, Class B2R, (3 mo. LIBOR US + 2.800%), 5.55%, 12/05/25 (a)(b)		500	497,848
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 3.61%, 10/15/30 (a)(b)		1,150	1,142,301
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 2.99%, 05/25/35 (a)		4,435	3,927,498
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A2RR, (3 mo. LIBOR US + 1.300%), 3.92%, 02/17/26 (a)(b)		3,000	2,986,083
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.240%), 3.95%, 05/28/30 (a)(b)		4,010	3,997,897
Atrium XII:
Series 12A, Class AR, (3 mo. LIBOR US + 0.830%), 3.30%, 04/22/27 (a)(b)		1,620	1,600,635
Series 12A, Class CR, (3 mo. LIBOR US + 1.650%), 4.12%, 04/22/27 (a)(b)		2,381	2,246,844

Security		Par (000)	Value
Avery Point V CLO Ltd.:
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.980%), 3.43%, 07/17/26 (a)(b)	USD	2,969	$2,961,530
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.500%), 3.95%, 07/17/26 (a)(b)		2,250	2,241,327
Avery Point VI CLO Ltd.:
Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.050%), 3.63%, 08/05/27 (a)(b)		3,960	3,929,476
Series 2015-6A, Class BR, (3 mo. LIBOR US + 1.500%), 4.08%, 08/05/27 (a)(b)		2,490	2,417,202
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, (3 mo. LIBOR US + 1.500%), 3.94%, 01/15/28 (a)(b)		7,916	7,918,962
Avoca CLO XIV DAC:
Series 14X, Class ER, (3 mo. EURIBOR + 4.700%), 4.70%, 01/12/31 (a)	EUR	690	714,590
Series 14X, Class FR, (3 mo. EURIBOR + 6.350%), 6.35%, 01/12/31 (a)		900	916,613
Series 14X, Class SUB, 0.00%, 01/12/31 (d)		1,290	1,155,131
Avoca CLO XV DAC:
Series 15X, Class ER, (3 mo. EURIBOR + 4.130%), 4.13%, 04/15/31 (a)		900	911,612
Series 15X, Class FR, (3 mo. EURIBOR + 5.840%), 5.84%, 04/15/31 (a)		585	571,663
Series 15X, Class M1, 0.00%, 04/15/31 (d)		1,100	1,022,116
Avoca CLO XVIII DAC:
Series 18X, Class B1, (3 mo. EURIBOR + 1.250%), 1.25%, 04/15/31 (a)		2,800	3,102,687
Series 18X, Class E, (3 mo. EURIBOR + 4.600%), 4.60%, 04/15/31 (a)		1,100	1,126,098
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 05/15/48 (b)	USD	299	295,618
Series 2015-2, Class A, 3.34%, 11/15/48 (b)		642	639,520
Babson CLO Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 3.66%, 10/20/30 (a)(b)		2,590	2,574,707
Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.400%), 3.87%, 01/20/31 (a)(b)		610	588,475
Bain Capital Credit CLO, Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.080%), 3.43%, 07/19/31 (a)(b)		1,420	1,403,129
Ballyrock CLO Ltd., Series 2016-1A, Class A, (3 mo. LIBOR US + 1.590%), 4.03%, 10/15/28 (a)(b)		1,935	1,925,270
BankAmerica Manufactured Housing Contract Trust:
Series 1997-2, Class B1, 7.07%, 02/10/22 (d)		1,680	1,405,369
Series 1998-2, Class B1, 7.93%, 12/10/25 (d)		2,790	1,809,885
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.950%), 3.42%, 07/20/29 (a)(b)		1,085	1,074,402
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.040%), 3.49%, 07/17/28 (a)(b)		3,450	3,402,419
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 3.51%, 05/28/39 (a)(b)		6,889	6,377,100
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 3.81%, 05/28/39 (a)(b)		661	417,140
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 3.51%, 02/28/40 (a)(b)		2,991	2,873,539

2

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Bayview Financial Revolving Asset Trust: (continued)
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 3.51%, 12/28/40 (a)(b)	USD	1,205	$1,117,486
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 06/15/30 (d)		1,674	543,701
Series 2000-A, Class A3, 7.83%, 06/15/30 (d)		1,554	521,611
Series 2000-A, Class A4, 8.29%, 06/15/30 (d)		2,661	945,737
Bear Stearns Asset-Backed Securities I Trust:
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.725%), 4.23%, 08/25/34 (a)		245	242,785
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 3.19%, 12/25/35 (a)		1,891	2,239,951
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.170%), 2.68%, 09/25/36 (a)		3,660	4,163,371
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.170%), 2.68%, 05/25/35 (a)		1,205	1,261,060
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.160%), 2.67%, 01/25/37 (a)		779	762,011
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 2.83%, 03/25/37 (a)		1,072	786,382
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.140%), 2.65%, 03/25/37 (a)		1,033	1,014,044
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 2.65%, 03/25/37 (a)		2,045	2,060,489
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.250%), 2.76%, 04/25/37 (a)		1,127	1,172,669
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 2.86%, 04/25/37 (a)		6,258	4,902,590
Bear Stearns Asset-Backed Securities Trust,
Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 3.52%, 01/25/36 (a)		168	166,642
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class M1, (1 mo. LIBOR US + 1.200%), 3.71%, 01/25/36 (a)(b)		916	897,277
Benefit Street Partners CLO IV Ltd.,
Series 2014-IVA, Class A1R, (3 mo. LIBOR US + 1.490%), 3.96%, 01/20/29 (a)(b)		4,020	4,020,084
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.090%), 3.56%, 04/20/31 (a)(b)		1,450	1,428,405
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.240%), 3.69%, 10/18/29 (a)(b)		12,030	11,994,896
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.720%), 4.17%, 10/18/29 (a)(b)		3,320	3,284,992
Benefit Street Partners CLO VII Ltd.,
Series 2015-VIIA, Class A1AR, (3 mo. LIBOR US + 0.780%), 3.23%, 07/18/27 (a)(b)		2,790	2,760,687
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.100%), 3.57%, 01/20/31 (a)(b)		1,250	1,232,627
Bilbao CLO I DAC:
Series 1X, Class A2A, (3 mo. EURIBOR + 1.300%), 1.30%, 07/20/31 (a)	EUR	2,200	2,427,924

Security		Par (000)	Value
Bilbao CLO I DAC: (continued)
Series 1X, Class D, (3 mo. EURIBOR + 4.730%), 4.73%, 07/20/31 (a)	EUR	700	$698,260
BlueMountain CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.65%, 10/22/30 (a)(b)	USD	6,370	6,329,813
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.000%), 3.47%, 04/20/31 (a)(b)		2,550	2,509,126
Bowman Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.180%), 3.86%, 11/23/25 (a)(b)		5,500	5,489,810
BSPRT Issuer Ltd.:
Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.350%), 3.81%, 06/15/27 (a)(b)		823	823,676
Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.050%), 3.51%, 03/15/28 (a)(b)		1,215	1,203,144
Cadogan Square CLO X DAC, Series 10X, Class M, 0.00%, 10/25/30 (d)	EUR	300	306,412
Cadogan Square CLO XI DAC, Series 11X, Class C, (3 mo. EURIBOR + 1.850%), 1.85%, 02/15/31 (a)		680	761,581
Cairn CLO IX BV:
Series 2018-9X, Class B1, (3 mo. EURIBOR + 1.000%), 1.00%, 03/21/32 (a)		1,300	1,414,146
Series 2018-9X, Class M2, 0.00%, 03/21/32 (d)		500	548,634
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class AR, (3 mo. LIBOR US + 1.450%), 3.92%, 01/20/29 (a)(b)	USD	6,630	6,632,312
Series 2013-2A, Class AR, (3 mo. LIBOR US + 0.890%), 3.34%, 01/18/29 (a)(b)		1,490	1,474,055
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.000%), 3.44%, 01/15/31 (a)(b)		1,880	1,851,398
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.970%), 3.42%, 04/17/31 (a)(b)		3,170	3,118,015
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.500%), 3.97%, 04/20/27 (a)(b)		750	746,616
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.000%), 4.47%, 04/20/27 (a)(b)		1,160	1,154,185
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.600%), 4.11%, 07/28/28 (a)(b)		2,220	2,196,475
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2X, Class DRR, (3 mo. EURIBOR + 5.700%), 5.70%, 11/17/31 (a)	EUR	979	1,056,749
Carlyle U.S. CLO Ltd.:
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.450%), 3.92%, 10/20/27 (a)(b)	USD	750	735,352
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.180%), 3.62%, 01/15/30 (a)(b)		4,620	4,578,438
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.120%), 2.63%, 10/25/36 (a)		969	708,993
Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 2.67%, 10/25/36 (a)		3,224	2,369,438
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.080%), 2.59%, 10/25/36 (a)		818	596,073
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.420%), 2.93%, 01/25/36 (a)		610	464,659
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 2.75%, 08/25/36 (a)		2,003	1,500,512

3

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Carrington Mortgage Loan Trust: (continued)
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 2.67%, 10/25/36 (a)	USD	1,037	$965,514
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.150%), 2.66%, 01/25/37 (a)		7,250	5,545,007
Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 2.73%, 10/25/36 (a)		1,440	969,535
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 3.72%, 07/20/30 (a)(b)		6,050	6,018,662
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.750%), 4.20%, 10/17/29 (a)(b)		2,955	2,911,418
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 3.68%, 10/17/29 (a)(b)		3,780	3,767,083
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 4.15%, 10/17/29 (a)(b)		1,000	982,254
C-BASS Trust:
Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.160%), 2.67%, 10/25/36 (a)		667	504,498
Series 2007-CB1, Class AF4, 3.58%, 01/25/37 (e)		443	201,495
Series 2007-CB5, Class A2, (1 mo. LIBOR US + 0.170%), 2.49%, 04/25/37 (a)		1,027	759,661
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.750%), 4.52%, 06/09/30 (a)(b)		2,450	2,426,306
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, (3 mo. LIBOR US + 1.230%), 3.71%, 07/23/30 (a)(b)		1,200	1,196,175
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.980%), 3.45%, 04/20/31 (a)(b)		940	919,991
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.100%), 3.55%, 07/17/31 (a)(b)		1,880	1,849,907
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.090%), 3.56%, 10/20/28 (a)(b)		13,045	12,935,586
Cedar Funding VIII CLO Ltd.:
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 3.70%, 10/17/30 (a)(b)		16,520	16,431,411
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.700%), 4.15%, 10/17/30 (a)(b)		2,628	2,575,935
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.250%), 4.70%, 10/17/30 (a)(b)		750	712,876
Cent CLO Ltd.:
Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.51%, 10/15/26 (a)(b)		4,000	3,984,674
Series C17A, Class A1AR, (3 mo. LIBOR US + 1.030%), 3.55%, 04/30/31 (a)(b)		7,620	7,513,843
CIFC Funding Ltd.:
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 4.19%, 07/16/30 (a)(b)		500	490,412
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.130%), 3.59%, 10/17/30 (a)(b)		15,810	15,757,764
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.780%), 3.22%, 04/15/27 (a)(b)		770	762,384
Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.700%), 4.14%, 04/15/27 (a)(b)		4,620	4,533,913
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.000%), 3.45%, 04/18/31 (a)(b)		1,834	1,806,568
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.13%, 06/25/37 (e)		2,830	2,659,398

Security		Par (000)	Value
Citigroup Mortgage Loan Trust:
Series 2006-NC1, Class A2D, (1 mo. LIBOR US + 0.250%), 2.76%, 08/25/36 (a)	USD	3,550	$3,466,332
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.200%), 2.71%, 05/25/37 (a)		7,455	5,512,128
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 2.78%, 05/25/37 (a)		3,387	2,525,543
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 2.83%, 11/25/36 (a)		3,007	2,535,814
Conseco Finance Corp.:
Series 1997-3, Class M1, 7.53%, 03/15/28 (d)		1,931	1,913,354
Series 1997-6, Class M1, 7.21%, 01/15/29 (d)		358	357,218
Series 1998-4, Class M1, 6.83%, 04/01/30 (d)		355	316,318
Series 1998-8, Class A1, 6.28%, 09/01/30		989	1,044,809
Series 1998-8, Class M1, 6.98%, 09/01/30 (d)		2,648	2,267,254
Series 1999-5, Class A5, 7.86%, 03/01/30 (d)		1,535	1,095,292
Series 1999-5, Class A6, 7.50%, 03/01/30 (d)		1,123	775,846
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.500%), 4.96%, 11/15/32 (a)		2,038	2,034,420
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29 (d)		1,615	751,826
Series 2000-4, Class A5, 7.97%, 05/01/32		5,485	2,397,950
Series 2000-4, Class A6, 8.31%, 05/01/32 (d)		1,377	627,098
Series 2000-5, Class A6, 7.96%, 05/01/31		2,325	1,354,934
Series 2000-5, Class A7, 8.20%, 05/01/31		4,242	2,539,009
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, (1 mo. LIBOR US + 0.620%), 3.13%, 09/25/33 (a)		618	602,958
Series 2004-5, Class A, (1 mo. LIBOR US + 0.900%), 3.41%, 10/25/34 (a)		613	611,507
Series 2005-16, Class 1AF, 5.69%, 05/25/36 (d)		4,233	4,117,090
Series 2005-16, Class 2AF3, 5.67%, 05/25/36 (d)		946	922,506
Series 2005-17, Class 1AF4, 6.05%, 05/25/36 (e)		2,902	2,832,566
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.67%, 09/25/46 (a)		287	280,695
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.150%), 2.66%, 03/25/47 (a)		303	294,664
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.67%, 12/25/35 (a)		740	726,479
Series 2006-S10, Class A3, (1 mo. LIBOR US + 0.320%), 2.83%, 10/25/36 (a)		6,650	6,306,869
Series 2006-S3, Class A4, 6.63%, 01/25/29 (e)		582	624,096
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.220%), 2.73%, 12/25/25 (a)		191	208,721
Series 2007-S3, Class A3, (1 mo. LIBOR US + 0.380%), 2.89%, 05/25/37 (a)		2,439	2,265,584
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 2.73%, 03/15/34 (a)		970	919,595

4

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31 (d)	USD	1,750	$1,850,608
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.46%, 12/25/36 (e)		489	438,497
Series 2006-MH1, Class B1, 6.25%, 10/25/36 (b)(e)		852	853,979
Series 2006-SL1, Class A2, 5.56%, 09/25/36 (b)(e)		3,209	512,670
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.340%), 2.85%, 07/25/37 (a)(b)		720	468,132
Series 2007-RP1, Class A, (1 mo. LIBOR US + 0.310%), 2.82%, 05/25/46 (a)(b)		694	600,485
Cumberland Park CLO Ltd., Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.800%), 4.27%, 07/20/28 (a)(b)		1,190	1,134,455
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/32 (d)	EUR	2,385	1,791,845
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, (3 mo. EURIBOR + 5.700%), 5.70%, 04/23/30 (a)		300	331,890
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35	USD	81	138,353
Series 2006-S5, Class A5, 6.16%, 06/25/35		615	656,755
Series 2007-S1, Class A3, 5.81%, 11/25/36 (d)		162	161,531
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.76%, 12/15/33 (a)(b)		1,018	951,906
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.190%), 2.65%, 05/15/35 (a)(b)		531	493,119
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.65%, 05/15/35 (a)(b)(c)		303	290,487
Series 2006-RES, Class 5F1A, (1 mo. LIBOR US + 0.240%), 2.70%, 12/15/35 (a)(b)		1,298	1,271,210
CWHEQ Revolving Home Equity Loan Trust:
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.180%), 2.64%, 05/15/35 (a)		759	729,748
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.64%, 05/15/36 (a)		4,029	3,879,684
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.150%), 2.61%, 11/15/36 (a)		2,222	1,816,536
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		7,754	7,918,713
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.180%), 3.65%, 10/20/30 (a)(b)		1,000	991,242
Dorchester Park CLO DAC, Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.450%), 3.92%, 04/20/28 (a)(b)		3,064	3,011,089
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, (3 mo. EURIBOR + 5.750%), 5.75%, 01/15/30 (a)	EUR	364	406,328

Security		Par (000)	Value
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 3.56%, 01/15/31 (a)(b)	USD	18,720	$18,569,362
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3 mo. LIBOR US + 1.020%), 3.46%, 04/15/31 (a)(b)		250	246,393
Dryden 56 Euro CLO BV, Series 2017-56X, Class E, (3 mo. EURIBOR + 4.720%), 4.72%, 01/15/32 (a)	EUR	585	601,214
Dryden 64 CLO Ltd., Series 18-64A, Class A, (3 mo. LIBOR US + 0.970%), 3.42%, 04/18/31 (a)(b)	USD	524	516,187
Dryden XXV Senior Loan Fund:
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 3.34%, 10/15/27 (a)(b)		11,030	10,942,646
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.850%), 4.29%, 10/15/27 (a)(b)		1,340	1,322,173
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.900%), 3.34%, 04/15/29 (a)(b)		1,170	1,156,797
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 3.82%, 08/15/30 (a)(b)		9,085	8,997,261
Elevation CLO Ltd., Series 2017-8A, Class C, (3 mo. LIBOR US + 2.050%), 4.54%, 10/25/30 (a)(b)		1,125	1,066,092
Emerson Park CLO Ltd., Series 2013-1A, Class B1R, (3 mo. LIBOR US + 1.450%), 3.89%, 07/15/25 (a)(b)		1,000	1,000,445
Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28 (b)(c)(d)		1,451	1,390,638
First Franklin Mortgage Loan Trust:
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.050%), 3.56%, 10/25/34 (a)		1,000	887,256
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 2.65%, 12/25/36 (a)		13,941	8,156,259
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 2.66%, 12/25/36 (a)		19,963	17,032,994
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.91%, 01/25/36 (a)		3,127	1,808,088
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.890%), 3.33%, 04/15/27 (a)(b)		2,750	2,731,934
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.65%, 02/25/37 (a)		7,402	5,681,815
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (3 mo. LIBOR US + 1.200%), 3.64%, 10/15/30 (a)(b)		1,350	1,342,711
Galaxy XXIX CLO Ltd.:
Series 2018-29A, Class B, (3 mo. LIBOR US + 1.400%), 4.02%, 11/15/26 (a)(b)		250	246,973
Series 2018-29A, Class C, (3 mo. LIBOR US + 1.680%), 4.30%, 11/15/26 (a)(b)		1,470	1,437,100

5

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
GE-WMC Asset-Backed Pass-Through Certificates:
Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 2.76%, 12/25/35 (a)	USD	420	$417,121
Series 2005-2, Class M1, (1 mo. LIBOR US + 0.440%), 2.95%, 12/25/35 (a)		5,167	2,982,831
GE-WMC Mortgage Securities Trust:
Series 2006-1, Class A2A, (1 mo. LIBOR US + 0.040%), 2.55%, 08/25/36 (a)		1,108	658,462
Series 2006-1, Class A2B, (1 mo. LIBOR US + 0.150%), 2.66%, 08/25/36 (a)		20,078	12,269,965
Series 2006-1, Class A2C, (1 mo. LIBOR US + 0.240%), 2.75%, 08/25/36 (a)		1,465	915,139
GLG Euro CLO IV DAC:
Series 4X, Class B1, (3 mo. EURIBOR + 1.050%), 1.05%, 05/15/31 (a)(c)	EUR	1,790	2,037,563
Series 4X, Class E, (3 mo. EURIBOR + 4.270%), 4.27%, 05/15/31 (a)		800	760,261
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.110%), 3.62%, 10/29/29 (a)(b)	USD	1,830	1,811,705
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (d)		870	921,198
Series 1999-5, Class M2, 9.23%, 12/15/29 (d)		1,185	967,707
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 4.01%, 03/15/27 (a)(b)		1,010	1,002,787
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (3 mo. LIBOR US + 2.350%), 4.80%, 01/17/27 (a)(b)		930	928,924
GSAA Home Equity Trust:
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.070%), 2.58%, 03/25/36 (a)		16	8,197
Series 2007-2, Class AF3, 5.92%, 03/25/37 (d)		532	185,190
GSAMP Trust:
Series 2006-FM2, Class A2B, (1 mo. LIBOR US + 0.120%), 2.63%, 09/25/36 (a)		2,783	1,301,675
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 2.71%, 01/25/47 (a)		1,062	669,507
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 2.250%), 4.76%, 02/25/47 (a)		1,300	1,313,971
Halcyon Loan Advisors European Funding, Series 2018-1X, Class B1, (3 mo. EURIBOR + 1.480%), 1.48%, 10/18/31 (a)	EUR	1,300	1,460,066
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.080%), 3.57%, 07/25/27 (a)(b)	USD	13,070	13,066,943
Harvest CLO XVI DAC, Series 16X, Class ER, (3 mo. EURIBOR + 5.570%), 5.57%, 10/15/31 (a)	EUR	480	513,416
Highbridge Loan Management Ltd.:
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.250%), 3.62%, 07/18/31 (a)(b)	USD	750	742,566
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.000%), 3.58%, 02/05/31 (a)(b)		11,390	11,194,852
Home Equity Asset Trust, Series 2007-1,
Class 2A3, (1 mo. LIBOR US + 0.150%), 2.66%, 05/25/37 (a)		2,490	2,028,095
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.025%), 4.53%, 07/25/34 (a)		625	622,089

Security		Par (000)	Value
Home Equity Mortgage Loan Asset-Backed Trust: (continued)
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.190%), 2.70%, 04/25/37 (a)	USD	2,138	$1,582,138
Series 2007-B, Class 2A3, (1 mo. LIBOR US + 0.200%), 2.71%, 07/25/37 (a)		3,463	2,165,146
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36 (e)		2,676	890,773
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.720%), 3.18%, 04/15/36 (a)		1,305	1,196,757
Home Partners of America Trust, Series 2016-2, Class A, (1 mo. LIBOR US + 1.150%), 3.61%, 10/17/33 (a)(b)		821	822,200
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.140%), 3.59%, 10/19/28 (a)(b)		3,820	3,785,947
Invesco Euro CLO I DAC, Series 1X, Class B, (3 mo. EURIBOR + 1.850%), 1.85%, 07/15/31 (a)	EUR	1,430	1,638,424
Invitation Homes Trust:
Series 2018-SFR1, Class F, (1 mo. LIBOR US + 2.500%), 4.96%, 03/17/37 (a)(b)	USD	1,330	1,319,302
Series 2018-SFR3, Class A, (1 mo. LIBOR US + 1.000%), 3.46%, 07/17/37 (a)(b)		2,939	2,921,854
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.000%), 4.46%, 07/17/37 (a)(b)		2,468	2,443,451
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37 (b)(e)		737	715,206
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.270%), 2.78%, 05/25/36 (a)		1,170	1,108,354
Kayne CLO II Ltd.:
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.240%), 3.89%, 10/15/31 (a)(b)		750	742,522
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.900%), 4.55%, 10/15/31 (a)(b)		250	244,578
KKR CLO Ltd., Series 23, Class B, (3 mo. LIBOR US + 1.750%), 4.24%, 10/20/31 (a)(b)		500	490,532
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 3.54%, 01/20/31 (a)(b)		8,120	8,025,451
LCM XX LP:
Series 20A, Class AR, (3 mo. LIBOR US + 1.040%), 3.38%, 10/20/27 (a)(b)		3,740	3,712,772
Series 20A, Class BR, (3 mo. LIBOR US + 1.550%), 3.89%, 10/20/27 (a)(b)		250	246,818
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.880%), 3.35%, 04/20/28 (a)(b)		3,430	3,394,625
LCM XXIV Ltd., Series 24A, Class A, (3 mo. LIBOR US + 1.310%), 3.78%, 03/20/30 (a)(b)		500	499,906
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40 (d)		4,790	5,064,692
Series 2002-A, Class C, 0.00%, 06/15/33		485	381,498
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 2.60%, 06/25/37 (a)(b)		494	350,151
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 12/22/25 (b)		14,780	14,582,656
Litigation Fee Residual Funding LLC,
Series 2015-1, Class A, 4.00%, 10/01/27 (b)(c)		4,060	4,041,667
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.130%), 3.59%, 05/15/28 (a)(b)		7,580	7,539,909

6

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.67%, 11/25/36 (a)	USD	3,778	$1,568,722
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.73%, 11/25/36 (a)		2,245	940,517
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.180%), 2.69%, 03/25/46 (a)		7,154	5,325,528
Series 2006-3, Class 2A3, (1 mo. LIBOR US + 0.180%), 2.69%, 05/25/46 (a)		10,920	4,380,288
Series 2006-3, Class 2A4, (1 mo. LIBOR US + 0.270%), 2.78%, 05/25/46 (a)		1,047	426,916
Series 2006-4, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.67%, 05/25/36 (a)		11,155	5,003,292
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 2.77%, 05/25/36 (a)		8,357	3,816,907
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.66%, 06/25/36 (a)		4,113	2,270,773
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.67%, 08/25/36 (a)		6,879	3,555,940
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.67%, 09/25/36 (a)		3,072	1,188,904
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.62%, 10/25/36 (a)		1,621	693,720
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.67%, 10/25/36 (a)		10,321	4,445,766
Series 2006-9, Class 2A4, (1 mo. LIBOR US + 0.230%), 2.74%, 10/25/36 (a)		1,632	709,010
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 5.76%, 03/25/32 (a)		1,510	1,536,757
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3 mo. LIBOR US + 1.160%), 3.64%, 07/23/29 (a)(b)		1,000	994,164
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.950%), 3.40%, 04/19/30 (a)(b)		4,540	4,497,286
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 3.66%, 10/21/30 (a)(b)		14,970	14,798,481
Madison Park Funding XXIII Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.210%), 3.72%, 07/27/30 (a)(b)		250	248,828
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 3.71%, 07/29/30 (a)(b)		11,115	11,055,628
Marathon CRE Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 1.150%), 3.61%, 06/15/28 (a)(b)		1,780	1,771,559
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.180%), 3.63%, 12/18/30 (a)(b)		2,000	1,976,973
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 2.77%, 06/25/36 (a)(b)		1,930	1,503,007
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.150%), 2.66%, 06/25/36 (a)		6,126	3,325,349
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 2.79%, 05/25/37 (a)		1,318	1,112,136
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 2.77%, 06/25/46 (a)(b)		609	569,295
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 2.75%, 05/25/37 (a)		2,124	1,420,548

Security		Par (000)	Value
Merrill Lynch Mortgage Investors Trust:
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 2.77%, 08/25/37 (a)	USD	453	$141,419
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.090%), 2.60%, 06/25/37 (a)		964	288,089
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.970%), 3.44%, 04/21/31 (a)(b)		2,020	1,977,132
Morgan Stanley ABS Capital I, Inc. Trust:
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.600%), 3.11%, 12/25/34 (a)		820	799,245
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.870%), 3.38%, 09/25/35 (a)		4,193	1,814,232
Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 2.64%, 11/25/36 (a)		13,807	8,216,598
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (1 mo. LIBOR US + 0.320%), 2.83%, 07/25/37 (a)		1,399	1,321,628
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.600%), 4.07%, 07/20/24 (a)(b)		4,047	4,046,944
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.250%), 3.72%, 10/20/30 (a)(b)		2,820	2,804,609
MP CLO VII Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.080%), 3.23%, 10/18/28 (a)(b)		490	486,244
MP CLO VIII Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.910%), 3.42%, 10/28/27 (a)(b)		5,910	5,850,606
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.420%), 3.93%, 10/28/27 (a)(b)		3,250	3,236,444
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (1 mo. LIBOR US + 0.180%), 2.69%, 06/25/37 (a)		270	267,958
Navient Private Education Loan Trust:
Series 2014-AA, Class B, 3.50%, 08/15/44 (b)		6,000	5,884,115
Series 2014-CTA, Class B, (1 mo. LIBOR US + 1.750%), 4.21%, 10/17/44 (a)(b)		8,550	8,661,965
Series 2016-AA, Class B, 3.50%, 12/16/58 (b)(d)		2,040	1,948,856
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, (3 mo. LIBOR US + 0.850%), 3.29%, 01/15/28 (a)(b)		1,200	1,188,114
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.800%), 3.24%, 01/15/28 (a)(b)		1,000	988,407
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 3.62%, 10/18/30 (a)(b)		5,520	5,475,671
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.91%, 10/25/36 (a)(b)		341	304,787
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.870%), 3.34%, 10/20/27 (a)(b)		500	497,873
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/19 (d)		815	607,650
Series 2001-D, Class A4, 6.93%, 09/15/31 (d)		518	439,770

7

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oakwood Mortgage Investors, Inc.: (continued)
Series 2002-B, Class M1, 7.62%, 06/15/32 (d)	USD	4,458	$3,691,736
OCP CLO Ltd.:
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.080%), 3.59%, 04/26/31 (a)(b)		660	650,698
Series 2015-10A, Class A1R, (3 mo. LIBOR US + 0.820%), 3.33%, 10/26/27 (a)(b)		820	809,902
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.850%), 4.36%, 10/26/27 (a)(b)		1,120	1,110,701
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.120%), 3.57%, 10/18/28 (a)(b)		7,806	7,758,122
Series 2016-12A, Class A2R, (3 mo. LIBOR US + 1.600%), 4.05%, 10/18/28 (a)(b)		500	492,222
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.260%), 3.70%, 07/15/30 (a)(b)		9,170	9,127,076
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.950%), 4.60%, 11/20/30 (a)(b)		500	470,533
OCP Euro CLO DAC:
Series 2017-2X, Class B, (3 mo. EURIBOR + 1.350%), 1.35%, 01/15/32 (a)	EUR	750	836,741
Series 2017-2X, Class E, (3 mo. EURIBOR + 5.000%), 5.00%, 01/15/32 (a)		447	470,450
Series 2017-2X, Class F, (3 mo. EURIBOR + 6.400%), 6.40%, 01/15/32 (a)		300	302,706
OCP Euro DAC, Series 2017-1X, Class E, (3 mo. EURIBOR + 5.350%), 5.35%, 06/18/30 (a)		200	215,457
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%), 3.40%, 04/16/31 (a)(b)	USD	7,300	7,184,144
Octagon Investment Partners 24 Ltd.:
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.900%), 3.55%, 05/21/27 (a)(b)		13,710	13,672,074
Series 2015-1A, Class A2AR, (3 mo. LIBOR US + 1.350%), 4.00%, 05/21/27 (a)(b)		9,100	8,858,109
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 3.66%, 01/20/31 (a)(b)		1,310	1,302,033
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.100%), 3.54%, 04/15/26 (a)(b)		1,843	1,839,341
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.020%), 3.36%, 07/17/30 (a)(b)		3,580	3,526,086
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.000%), 3.49%, 01/25/31 (a)(b)		7,240	7,113,580
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.850%), 4.29%, 07/15/27 (a)(b)		1,380	1,317,265
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.130%), 3.57%, 03/20/25 (a)(b)		11,430	11,382,728
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 1.010%), 3.48%, 10/20/25 (a)(b)		254	253,457
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.040%), 3.72%, 05/23/31 (a)(b)		5,315	5,222,615

Security		Par (000)	Value
OneMain Financial Issuance Trust:
Series 2015-2A, Class C, 4.32%, 07/18/25 (b)	USD	4,830	$4,833,354
Series 2016-2A, Class A, 4.10%, 03/20/28 (b)		837	838,848
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, (1 mo. LIBOR US + 0.640%), 3.15%, 07/25/33 (a)		941	931,617
Option One Mortgage Loan Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.65%, 02/25/37 (a)		1,370	991,149
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.210%), 2.72%, 03/25/37 (a)		2,360	1,543,518
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37 (e)		3,108	2,898,459
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37 (e)		7,996	7,477,300
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37 (e)		13,199	12,924,751
Origen Manufactured Housing Contract Trust:
Series 2001-A, Class M1, 7.82%, 03/15/32 (d)		1,527	1,503,378
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.200%), 3.66%, 10/15/37 (a)(b)		2,538	2,517,536
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.00%, 01/25/37 (e)		1,990	1,818,926
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.72%, 10/22/30 (a)(b)		13,035	12,966,317
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 4.17%, 10/22/30 (a)(b)		2,120	2,087,491
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.200%), 4.66%, 10/17/29 (a)(b)		1,160	1,125,754
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.700%), 4.14%, 01/15/29 (a)(b)		4,770	4,716,547
OZLM XIX Ltd., Series 2017-19A, Class A1, (3 mo. LIBOR US + 1.220%), 3.66%, 11/22/30 (a)(b)		2,160	2,150,430
OZLM XV Ltd.:		4,740	4,738,480
Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 3.96%, 01/20/29 (a)(b)
Series 2016-15A, Class A2A, (3 mo. LIBOR US + 2.100%), 4.57%, 01/20/29 (a)(b)		1,940	1,927,660
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.900%), 4.37%, 01/20/31 (a)(b)		930	880,453
OZLME II DAC, Series 2X, Class E, (3 mo. EURIBOR + 4.900%), 4.90%, 10/15/30 (a)	EUR	422	438,855
OZLME III DAC:
Series 3X, Class E, (3 mo. EURIBOR + 4.800%), 4.80%, 08/24/30 (a)		500	517,457
Series 3X, Class SUB, 0.00%, 08/24/30 (d)		1,500	1,399,220
OZLME IV DAC, Series 4X, Class B, (3 mo. EURIBOR + 1.350%), 1.35%, 07/27/32 (a)		1,440	1,599,115
Palmer Square CLO Ltd.:
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 3.58%, 01/17/31 (a)(b)	USD	4,548	4,497,295

8

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
Palmer Square CLO Ltd.: (continued)
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.48%, 04/18/31 (a)(b)	USD	3,360	$3,301,092
Series 2018-3A, Class A2, (3 mo. LIBOR US + 1.350%), 3.97%, 08/15/26 (a)(b)		3,323	3,302,334
Palmer Square Loan Funding Ltd., Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.300%), 3.74%, 10/15/25 (a)(b)		6,400	6,402,525
Parallel Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.850%), 3.32%, 07/20/27 (a)(b)		3,990	3,950,767
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.750%), 4.22%, 07/20/27 (a)(b)		1,150	1,108,164
Park Avenue Institutional Advisers CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.220%), 3.83%, 11/14/29 (a)(b)		6,970	6,945,001
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.700%), 4.31%, 11/14/29 (a)(b)		2,940	2,890,956
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22 (b)(e)		237	236,325
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 06/12/32 (b)		1,720	1,698,349
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)		500	510,782
Series 2016-SFR2, Class E, (1 mo. LIBOR US + 3.550%), 6.01%, 01/17/34 (a)(b)		816	815,995
Series 2017-SFR1, Class A, 2.77%, 08/17/34 (b)		2,642	2,591,333
Series 2018-SFR1, Class F, 4.78%, 03/17/35 (b)		1,620	1,604,617
Series 2018-SFR2, Class E, 4.66%, 08/17/35 (b)		870	865,508
Series 2018-SFR2, Class F, 4.95%, 08/17/35 (b)		1,030	1,016,418
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (3 mo. LIBOR US + 1.210%), 3.65%, 10/15/30 (a)(b)		3,730	3,703,426
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.100%), 3.59%, 07/25/31 (a)(b)		5,550	5,487,855
RAMP Trust:
Series 2006-RS6, Class A4, (1 mo. LIBOR US + 0.270%), 2.78%, 11/25/36 (a)		6,878	5,739,762
Series 2007-RS1, Class A3, (1 mo. LIBOR US + 0.170%), 2.68%, 02/25/37 (a)		2,154	1,102,704
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.080%), 3.55%, 07/20/28 (a)(b)		10,290	10,216,165
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 3.81%, 04/15/29 (a)(b)		9,130	9,138,341
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.800%), 4.24%, 04/15/29 (a)(b)		3,870	3,871,681
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 4.19%, 10/15/29 (a)(b)		6,049	5,958,797
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 4.74%, 10/15/29 (a)(b)		940	911,910
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 3.66%, 10/20/30 (a)(b)		8,720	8,623,252
Rockford Tower Europe CLO DAC, Series 2018-1X, Class A1, (3 mo. EURIBOR + 1.030%), 1.03%, 12/20/31 (a)	EUR	2,850	3,240,359
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.50%, 04/20/31 (a)(b)	USD	2,910	2,861,653

Security	Par (000)		Value
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.090%), 3.53%, 01/15/30 (a)(b)	USD	2,020	$1,987,970
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.300%), 2.81%, 08/25/36 (a)		492	478,944
Securitized Asset-Backed Receivables LLC Trust:
Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 2.70%, 11/25/36 (a)(b)		2,961	1,742,552
Series 2006-WM4, Class A2A, (1 mo. LIBOR US + 0.080%), 2.59%, 11/25/36 (a)		1,421	547,937
Series 2006-WM4, Class A2C, (1 mo. LIBOR US + 0.160%), 2.67%, 11/25/36 (a)		4,259	1,659,277
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.350%), 2.86%, 04/25/37 (a)(b)		857	842,430
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.160%), 2.67%, 07/25/36 (a)		993	313,202
Silver Creek CLO Ltd.:
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 3.71%, 07/20/30 (a)(b)		3,920	3,908,994
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.300%), 4.77%, 07/20/30 (a)(b)		500	485,898
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.400%), 3.19%, 06/15/33 (a)		2,556	2,532,849
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.330%), 3.12%, 03/15/24 (a)		11,407	11,364,788
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.270%), 3.06%, 12/15/39 (a)		626	614,549
SLM Private Education Loan Trust:
Series 2013-A, Class B, 2.50%, 03/15/47 (b)		620	616,889
Series 2013-B, Class B, 3.00%, 05/16/44 (b)		2,095	2,086,327
Series 2013-C, Class A2B, (1 mo. LIBOR US + 1.400%), 3.86%, 10/15/31 (a)(b)		127	127,557
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40 (b)		2,480	2,411,806
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.58%, 01/26/31 (a)(b)		500	492,796
Sound Point CLO XII Ltd., Series 2016-2A, Class A, (3 mo. LIBOR US + 1.660%), 4.13%, 10/20/28 (a)(b)		3,010	3,009,524
Sound Point CLO XIV Ltd.:
Series 2016-3A, Class A, (3 mo. LIBOR US + 1.530%), 4.01%, 01/23/29 (a)(b)		7,330	7,334,148
Series 2016-3A, Class C, (3 mo. LIBOR US + 2.650%), 5.13%, 01/23/29 (a)(b)		1,000	984,708
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.390%), 3.87%, 01/23/29 (a)(b)		1,240	1,241,455
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.800%), 4.27%, 01/21/31 (a)(b)		500	467,632
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.795%), 3.30%, 01/25/35 (a)		62	58,912
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29 (b)		6,990	6,921,973
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (b)		3,952	3,945,651

9

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 3.69%, 01/15/30 (a)(b)	USD	4,140	$4,117,858
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.800%), 4.24%, 01/15/30 (a)(b)		1,630	1,501,461
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31 (b)		372	361,382
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-23XS, Class 2A1, (1 mo. LIBOR US + 0.300%), 2.81%, 01/25/35 (a)		636	619,340
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 3.47%, 10/15/25 (a)(b)		2,797	2,782,115
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.960%), 3.40%, 04/16/31 (a)(b)		2,670	2,612,296
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.880%), 3.32%, 04/15/28 (a)(b)		3,620	3,591,480
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 3.84%, 11/17/30 (a)(b)		3,290	3,272,727
THL Credit Wind River CLO Ltd.,
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.050%), 3.49%, 07/15/28 (a)		4,880	4,856,049
TIAA CLO II Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.280%), 3.75%, 04/20/29 (a)(b)		2,340	2,335,402
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.150%), 3.59%, 01/16/31 (a)(b)		1,467	1,445,061
TICP CLO I Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.800%), 3.27%, 07/20/27 (a)(b)		1,000	990,172
Tricon American Homes Trust:
Series 2017-SFR2, Class F, 5.10%, 01/17/36 (b)		2,010	2,020,972
Series 2018-SFR1, Class E, 4.56%, 05/17/37 (b)		890	878,530
Series 2018-SFR1, Class F, 4.96%, 05/17/37 (b)		610	607,422
Venture CLO Ltd.:
Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.070%), 3.40%, 07/18/31 (a)(b)		1,480	1,455,781
Series 2018-35A, Class AS, (3 mo. LIBOR US + 1.150%), 3.65%, 10/22/31 (a)(b)		2,810	2,804,880
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.220%), 3.66%, 10/15/29 (a)(b)		9,820	9,820,048
Vibrant CLO V Ltd., Series 2016-5A, Class A, (3 mo. LIBOR US + 1.550%), 4.02%, 01/20/29 (a)(b)		2,480	2,485,828
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.270%), 3.74%, 09/15/30 (a)(b)		1,750	1,742,419
Voya CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 3.57%, 10/15/30 (a)(b)		6,640	6,582,939

Security		Par (000)	Value
Voya Euro CLO I DAC, Series 1X, Class SUB, 0.00%, 10/15/30 (d)	EUR	844	$940,301
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.130%), 2.64%, 07/25/37 (a)(b)	USD	1,989	1,903,145
WaMu Asset-Backed Certificates Trust:
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.76%, 04/25/37 (a)		9,937	5,100,540
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 2.87%, 04/25/37 (a)		1,068	554,411
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.69%, 09/25/36 (a)		5,374	2,528,233
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.155%), 2.66%, 10/25/36 (a)		2,211	1,798,995
Series 2007-HE2, Class 2A2, (1 mo. LIBOR US + 0.220%), 2.73%, 02/25/37 (a)		5,560	2,379,727
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.320%), 3.79%, 04/20/29 (a)(b)		2,160	2,161,633
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.950%), 4.40%, 01/17/31 (a)(b)		750	708,616
West CLO Ltd., Series 2013-1A, Class A1AR, (3 mo. LIBOR US + 1.160%), 3.75%, 11/07/25 (a)(b)		3,251	3,251,343
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 04/17/23		3,551	3,550,010
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.91%, 06/25/37 (a)(b)		2,581	1,062,056
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.750%), 4.22%, 10/20/29 (a)(b)		2,480	2,444,788

Total Asset-Backed Securities — 10.5% (Cost: $1,355,168,107)			1,324,511,156

	Shares

Common Stocks — 0.2%

Air Freight & Logistics — 0.0%
Platinum Eagle Acquisition Corp. (f)(g)		20,540	211,151

Banks — 0.0%
Intesa Sanpaolo SpA		118,857	264,650

Capital Markets — 0.1%
Sentinel Energy Services, Inc. (f)		436,269	4,493,571

Diversified Financial Services — 0.0%
Concrete Investment I SCA (c)(f)(h)		11,296	197,372
Concrete Investment I SCA (c)(f)		11,296	—
Concrete Investment II SCA (c)(f)(h)		12,471	—
Leisure Acquisition Corp. (f)		52,528	530,533
Pure Acquisition Corp. (f)		41,254	424,916
Pure Acquisition Corp. (f)		40,676	400,252

			1,553,073

10

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Shares	Value

Energy Equipment & Services — 0.0%
Bristow Group, Inc. (f)		19,815	$48,150
Liberty Oilfield Services, Inc., Class A		126,785	1,641,866
Vantage Drilling Co. (f)		311,000	2,146
Weatherford International PLC (f)		82,347	46,032

			1,738,194

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp. (f)		195,541	1,327,723
Golden Entertainment, Inc. (f)		35,439	567,733
Scientific Games Corp. (f)		22,338	399,403

			2,294,859

Household Durables — 0.0%
William Lyon Homes, Class A (f)		48,038	513,526

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Energy Corp. (f)		51,802	1,185,748

IT Services — 0.0%
Everi Holdings, Inc. (f)		56,465	290,795

Media — 0.0%
Altice Europe NV (f)(g)		157,729	306,046
Altice USA, Inc., Class A		160,846	2,657,176

			2,963,222

Metals & Mining — 0.0%
Northern Graphite Corp. (f)		99,612	10,945

Oil, Gas & Consumable Fuels — 0.1%
Bumi Resources Tbk PT (f)		7,280,692	52,242
Diamondback Energy, Inc.		28,109	2,605,704
Matador Resources Co. (f)		90,208	1,400,930
Sunoco LP		151,253	4,112,569

			8,171,445

Real Estate Management & Development — 0.0%
Aroundtown SA (f)		111,359	923,830

Semiconductors & Semiconductor Equipment — 0.0%
NVIDIA Corp.		22,115	2,952,353

Total Common Stocks — 0.2% (Cost: $33,542,288)			27,567,362

	Par (000)

Corporate Bonds — 40.0%

Aerospace & Defense — 1.2%
Arconic, Inc.:
6.15%, 08/15/20	USD	4,555	4,646,573
5.40%, 04/15/21		312	315,120
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (b)		8,102	7,995,301
3.80%, 10/07/24 (b)		595	593,789
3.85%, 12/15/25 (b)		6,255	6,201,374
4.75%, 10/07/44 (b)		259	260,060
Boeing Co, 6.13%, 02/15/33		980	1,240,487
General Dynamics Corp., 3.75%, 05/15/28		3,690	3,723,563
L3 Technologies, Inc.:
4.95%, 02/15/21		1,575	1,611,705
3.85%, 06/15/23		7,905	7,917,286
3.85%, 12/15/26		6,460	6,253,651
4.40%, 06/15/28		1,200	1,199,733
Leonardo U.S. Holdings, Inc., 6.25%, 01/15/40 (b)		117	108,810
Lockheed Martin Corp.:
2.90%, 03/01/25		2,570	2,466,675
3.55%, 01/15/26		1,596	1,583,696
3.60%, 03/01/35		7,134	6,642,891
4.50%, 05/15/36		632	652,115

Security		Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp.: (continued) 4.07%, 12/15/42	USD	4,780	$4,561,008
3.80%, 03/01/45		2,555	2,327,999
4.70%, 05/15/46		6,865	7,153,543
4.09%, 09/15/52		2,073	1,934,961
Northrop Grumman Corp.:
2.55%, 10/15/22		10,510	10,170,032
2.93%, 01/15/25		10,230	9,707,093
3.25%, 01/15/28		10,733	10,013,903
3.85%, 04/15/45		2,310	2,039,443
4.03%, 10/15/47		5,035	4,579,385
Raytheon Co., 7.20%, 08/15/27		1,890	2,378,587
TransDigm, Inc.:
5.50%, 10/15/20		770	764,225
6.00%, 07/15/22		252	248,220
United Technologies Corp.:
(3 mo. EURIBOR + 0.200%), 0.00%, 05/18/20 (a)	EUR	800	914,404
(3 mo. EURIBOR + 0.200%), 0.00%, 05/18/20 (a)		800	914,404
1.95%, 11/01/21	USD	13,880	13,324,118
4.13%, 11/16/28		14,025	13,894,584
4.50%, 06/01/42		8,625	8,148,389
4.15%, 05/15/45		2,411	2,156,221

			148,643,348

Air Freight & Logistics — 0.1%
Deutsche Post AG, 1.88%, 12/11/20	EUR	621	736,830
FedEx Corp.:
4.90%, 01/15/34	USD	2,970	3,035,348
3.90%, 02/01/35		5,324	4,820,146
3.88%, 08/01/42		3,560	2,955,947
4.05%, 02/15/48		8,260	6,919,006
XPO Logistics, Inc., 6.50%, 06/15/22 (b)		100	99,125

			18,566,402

Airlines — 0.6%
Air Canada Pass-Through Trust, 3.70%, 07/15/27 (b)		25	23,717
American Airlines, 4.87%, 04/22/25 (c)		1,473	1,473,000
American Airlines Group, Inc.:
5.50%, 10/01/19 (b)		312	312,780
4.63%, 03/01/20 (b)		3,144	3,128,280
American Airlines Pass-Through Trust:
Series 2015-1, Class B, 3.70%, 11/01/24		143	137,831
Series 2015-2, Class B, 4.40%, 03/22/25		6,280	6,158,776
Series 2016-1, Class B, 5.25%, 07/15/25		206	212,567
Series 2017-1, Class B, 4.95%, 08/15/26		469	470,732
Series 2017-2, Class B, 3.70%, 04/15/27		465	449,986
Series 2015-1, Class A, 3.38%, 11/01/28		7,478	7,107,043
ANA Holdings, Inc.:
0.00%, 09/16/22 (i)(j)	JPY	10,000	91,981
0.00%, 09/19/24 (i)(j)		60,000	553,319
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20	USD	383	368,159
Delta Air Lines, Inc.:
2.88%, 03/13/20		26,462	26,286,205
2.60%, 12/04/20		10,240	10,069,124
3.40%, 04/19/21		945	937,114
3.63%, 03/15/22		2,501	2,447,454
Gol Finance, Inc., 7.00%, 01/31/25 (b)		4,480	3,970,400
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%, 09/15/28 (b)		1,562	1,349,513
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 10/11/23		454	455,140
Series Airlines 2016-1, Class B, 3.65%, 07/07/27		148	145,033
Series 2018-1, Class B, 4.60%, 09/01/27		2,300	2,300,961

11

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Airlines (continued)
United Airlines Pass-Through Trust: (continued)
Series Airlines 2015-1, Class AA, 3.45%, 06/01/29	USD	22	$20,785
Series 2016-2, Class AA, 2.88%, 04/07/30		810	743,642
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 12/03/22		152	158,536
Series 2013-1, Class B, 5.38%, 05/15/23		588	605,852

			69,977,930

Auto Components — 0.2%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	1,860	1,710,158
Aptiv PLC, 4.25%, 01/15/26	USD	1,322	1,286,095
GKN Holdings PLC, 3.38%, 05/12/32	GBP	5,200	6,249,783
IHO Verwaltungs GmbH, 3.75% (3.75% Cash or 4.50% PIK), 09/15/26 (k)	EUR	1,580	1,733,349
Mahle GmbH, 2.50%, 05/14/21		300	349,648
ZF North America Capital, Inc., 4.75%, 04/29/25 (b)	USD	11,192	10,416,028

			21,745,061

Automobiles — 0.6%
BMW US Capital LLC, 2.80%, 04/11/26 (b)		3,205	2,937,985
Daimler AG:
0.50%, 09/09/19	EUR	720	828,034
0.25%, 05/11/20		930	1,065,996
Daimler Finance North America LLC:
3.10%, 05/04/20 (b)	USD	10,030	9,974,519
2.30%, 02/12/21 (b)		9,320	9,093,713
3.35%, 05/04/21 (b)		12,800	12,761,178
3.75%, 11/05/21 (b)		1,290	1,294,398
Fiat Chrysler Automobiles NV, 4.50%, 04/15/20		336	336,403
General Motors Co.:
6.25%, 10/02/43		1,070	1,002,957
6.75%, 04/01/46		1,600	1,548,967
5.40%, 04/01/48		1,280	1,090,110
RCI Banque SA, (3 mo. EURIBOR + 0.650%), 0.33%, 04/12/21 (a)	EUR	740	836,252
Toyota Motor Corp., 3.67%, 07/20/28	USD	1,860	1,882,251
Volkswagen Group of America Finance LLC:
2.40%, 05/22/20 (b)		6,950	6,841,950
3.88%, 11/13/20 (b)		10,970	11,023,520
4.00%, 11/12/21 (b)		5,945	5,941,308
Volkswagen International Finance NV, (3 mo.
EURIBOR + 0.350%), 0.04%, 03/30/19 (a)	EUR	700	801,883
Volkswagen Leasing GmbH, 0.25%, 02/16/21		2,500	2,841,061
Volvo Car AB, 2.00%, 01/24/25		1,790	1,918,099

			74,020,584

Banks — 6.8%
ABN AMRO Bank NV, 2.65%, 01/19/21 (b)	USD	8,940	8,811,318
Banco BPM SpA, 1.75%, 04/24/23	EUR	413	448,072
Banco Espirito Santo SA:
2.63%, 05/08/17 (f)(l)		400	135,199
4.75%, 01/15/18 (f)(l)		2,200	724,688
4.00%, 01/21/19 (f)(l)		6,300	2,021,105
Banco Santander SA, 3.85%, 04/12/23	USD	7,200	6,995,979
Bank of America Corp.:
2.63%, 10/19/20		5,775	5,714,471
(3 mo. LIBOR US + 0.660%), 2.37%, 07/21/21 (m)		14,085	13,832,942
(3 mo. LIBOR US + 0.630%), 2.33%, 10/01/21 (m)		37,283	36,555,264
5.70%, 01/24/22		6,560	6,952,768
(3 mo. LIBOR US + 0.630%), 3.50%, 05/17/22 (m)		8,260	8,261,240
3.30%, 01/11/23		1,307	1,287,211
(3 mo. EURIBOR + 0.780%), 0.46%, 05/04/23 (a)	EUR	740	833,259
4.00%, 04/01/24	USD	2,085	2,096,556
4.20%, 08/26/24		9,480	9,402,265

Security		Par (000)	Value
Banks (continued)
Bank of America Corp.: (continued) 3.95%, 04/21/25	USD	9,130	$8,846,377
3.88%, 08/01/25		13,368	13,224,473
(3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26 (m)		4,150	3,967,780
3.50%, 04/19/26		5,111	4,918,501
Series L, 4.18%, 11/25/27		4,220	4,056,121
(3 mo. LIBOR US + 1.040%), 3.42%, 12/20/28 (m)		27,480	25,670,429
(3 mo. LIBOR US + 1.070%), 3.97%, 03/05/29 (m)		3,930	3,820,109
Bank of Ireland Group PLC, (5 yr. Note Generic Bid Yield, UK Govt Bonds + 2.700%), 3.13%, 09/19/27 (m)	GBP	200	237,373
Bankia SA, (5 yr. Euro Swap + 3.166%), 4.00%, 05/22/24 (m)	EUR	600	687,794
Barclays PLC:
(3 mo. LIBOR US + 1.356%), 4.34%, 05/16/24 (m)	USD	11,060	10,753,048
(3 mo. LIBOR US + 1.902%), 4.97%, 05/16/29 (m)		9,280	8,947,568
4.95%, 01/10/47		7,178	6,343,176
BBVA Bancomer SA, 6.75%, 09/30/22 (b)		903	948,150
BNP Paribas SA:
2.95%, 05/23/22 (b)		8,225	7,926,629
3.80%, 01/10/24 (b)		10,347	10,074,055
BPCE SA, 3.00%, 05/22/22 (b)		9,005	8,698,290
CaixaBank SA:
1.75%, 10/24/23	EUR	1,700	1,934,571
(5 yr. Euro Swap + 2.350%), 2.75%, 07/14/28 (m)		700	786,805
Chong Hing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.030%), 3.88%, 07/26/27 (m)	USD	670	645,367
Citigroup, Inc.:
2.50%, 07/29/19		10,612	10,575,750
2.90%, 12/08/21		17,940	17,649,866
(3 mo. LIBOR US + 0.950%), 2.88%, 07/24/23 (m)		4,389	4,247,360
3.75%, 06/16/24		5,935	5,893,385
4.40%, 06/10/25		4,740	4,638,773
(3 mo. LIBOR US + 1.563%), 3.89%, 01/10/28 (m)		3,255	3,140,778
Citizens Bank N.A.:
2.25%, 03/02/20		14,776	14,617,814
2.65%, 05/26/22		15,070	14,641,050
Fifth Third Bank, 2.25%, 06/14/21		7,204	7,032,517
Gilex Holding Sarl, 8.50%, 05/02/23 (b)		2,688	2,718,240
HSBC Holdings PLC:
5.10%, 04/05/21		5,089	5,262,587
2.65%, 01/05/22		10,400	10,089,335
(3 mo. LIBOR US + 0.987%), 3.95%, 05/18/24 (m)		4,875	4,848,675
HSBC USA, Inc., 2.35%, 03/05/20		18,862	18,671,561
Huntington National Bank, 3.25%, 05/14/21		9,040	9,017,518
ING Bank NV, 5.80%, 09/25/23 (b)		4,879	5,096,256
ING Groep NV, 4.10%, 10/02/23		13,135	13,127,020
Intesa Sanpaolo SpA:
6.50%, 02/24/21 (b)		3,034	3,110,398
3.38%, 01/12/23 (b)		4,192	3,883,266
2.13%, 08/30/23	EUR	1,440	1,656,002
5.02%, 06/26/24 (b)	USD	15,696	14,234,428
JPMorgan Chase & Co.:
2.55%, 03/01/21		7,110	7,009,746
4.63%, 05/10/21		5,176	5,326,758
(3 mo. LIBOR US + 0.610%), 3.51%, 06/18/22 (m)		9,145	9,165,692
2.97%, 01/15/23		4,688	4,570,701

12

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.: (continued)
(3 mo. LIBOR US + 0.730%), 3.56%, 04/23/24 (m)	USD	2,560	$2,540,639
(3 mo. LIBOR US + 0.890%), 3.80%, 07/23/24 (m)		13,546	13,570,455
(3 mo. LIBOR US + 1.000%), 4.02%, 12/05/24 (m)		22,830	23,011,651
(3 mo. LIBOR US + 1.337%), 3.78%, 02/01/28 (m)		9,290	9,017,986
(3 mo. LIBOR US + 1.380%), 3.54%, 05/01/28 (m)		6,390	6,092,139
(3 mo. LIBOR US + 1.260%), 4.20%, 07/23/29 (m)		9,640	9,610,695
(3 mo. LIBOR US + 1.330%), 4.45%, 12/05/29 (m)		3,630	3,692,235
(3 mo. LIBOR US + 1.360%), 3.88%, 07/24/38 (m)		11,240	10,208,033
KeyBank NA, 3.35%, 06/15/21		1,500	1,504,683
Keycorp, 4.15%, 10/29/25		3,045	3,092,964
Lloyds Banking Group PLC:
4.45%, 05/08/25		6,170	6,126,591
4.65%, 03/24/26		15,440	14,516,515
3.75%, 01/11/27		5,024	4,615,536
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		1,810	1,816,802
3.00%, 02/22/22		3,776	3,723,128
3.46%, 03/02/23		27,130	26,963,450
Mizuho Financial Group, Inc.:
2.63%, 04/12/21 (b)		7,250	7,112,494
2.27%, 09/13/21		3,139	3,039,315
2.95%, 02/28/22		43,040	42,195,017
2.60%, 09/11/22		2,990	2,891,999
Nordea Bank Abp:
2.13%, 05/29/20 (b)		9,883	9,732,993
3.75%, 08/30/23 (b)		6,345	6,258,489
Promerica Financial Corp., 9.70%, 05/14/24 (b)		2,541	2,604,525
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.480%), 3.50%, 05/15/23 (m)		4,685	4,505,177
(3 mo. LIBOR US + 1.754%), 4.89%, 05/18/29 (m)		1,100	1,050,001
(3 mo. LIBOR US + 1.905%), 5.08%, 01/27/30 (m)		10,730	10,346,571
Santander UK Group Holdings PLC, 2.88%, 08/05/21		14,289	13,783,941
Santander UK PLC, 5.00%, 11/07/23 (b)		12,770	12,469,777
Shizuoka Bank Ltd., (3 mo. LIBOR US -0.500%), 1.99%, 01/25/23 (a)(i)		200	192,038
Standard Chartered PLC, (3 mo. LIBOR US + 1.150%), 4.25%, 01/20/23 (b)(m)		17,600	17,423,243
Sumitomo Mitsui Trust Bank Ltd.:
2.05%, 03/06/19 (b)		44,355	44,278,004
1.95%, 09/19/19 (b)		15,285	15,149,200
SunTrust Banks, Inc., 4.00%, 05/01/25		2,065	2,071,636
Synchrony Bank, 3.65%, 05/24/21		9,060	8,864,723
Toronto-Dominion Bank, 3.50%, 07/19/23		3,580	3,604,646
U.S. Bancorp, 2.95%, 07/15/22		7,244	7,145,431
U.S. Bank NA, (3 mo. LIBOR US + 0.290%), 3.10%, 05/21/21 (m)		3,410	3,405,339
UniCredit SpA, (USD Swap Rate 11:00 am NY 1 + 3.703%), 5.86%, 06/19/32 (b)(m)		8,852	7,769,967
Volkswagen Bank GmbH, (3 mo. EURIBOR + 0.420%), 0.11%, 06/15/21 (a)	EUR	700	787,065
Washington Mutual Escrow Bonds:
0.00% (c)(f)(l)(n)	USD	2,570	—
0.00% (c)(f)(l)(n)		3,115	—
0.00% (c)(f)(l)(n)		11,911	1

Security		Par (000)	Value
Banks (continued)
Washington Mutual Escrow Bonds: (continued)
0.00% (c)(f)(l)(n)	USD	13,308	$1
Wells Fargo & Co.:
2.60%, 07/22/20		4,233	4,191,970
2.55%, 12/07/20		3,376	3,328,427
2.50%, 03/04/21		13,915	13,686,416
3.50%, 03/08/22		4,852	4,835,848
2.63%, 07/22/22		12,645	12,193,079
(3 mo. LIBOR US + 1.310%), 3.58%, 05/22/28 (m)		11,450	10,992,871
Wells Fargo Bank NA:
(3 mo. LIBOR US + 0.490%), 3.33%, 07/23/21 (m)		14,400	14,385,966
3.55%, 08/14/23		2,540	2,529,261
Woori Bank, 5.13%, 08/06/28		600	609,644
Yamaguchi Financial Group, Inc., (3 mo. LIBOR US - 0.500%), 2.32%, 03/26/20 (a)(i)		1,000	981,629
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		1,300	1,126,125

			862,430,760
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc.:
3.65%, 02/01/26 (b)		1,855	1,753,992
4.70%, 02/01/36 (b)		19,230	17,833,859
4.90%, 02/01/46 (b)		6,450	5,981,636
Anheuser-Busch InBev Finance, Inc.:
2.63%, 01/17/23		2,853	2,715,441
3.30%, 02/01/23		16,545	16,087,508
Anheuser-Busch InBev SA, (3 mo. EURIBOR + 0.750%), 0.44%, 03/17/20 (a)	EUR	1,400	1,611,318
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 07/15/22	USD	490	467,847
Coca-Cola European Partners PLC, (3 mo. EURIBOR + 0.180%), 0.00%, 11/16/21 (a)	EUR	1,200	1,363,461
Constellation Brands, Inc., (3 mo. LIBOR US + 0.700%), 3.21%, 11/15/21 (a)	USD	6,500	6,422,142
Diageo Finance PLC, 0.00%, 11/17/20	EUR	720	824,187
Heineken NV, 1.25%, 09/10/21		720	844,923
Keurig Dr Pepper, Inc., 4.06%, 05/25/23 (b)	USD	4,190	4,175,496
Molson Coors Brewing Co., (3 mo. EURIBOR + 0.350%), 0.04%, 03/15/19 (a)	EUR	740	847,929
PepsiCo, Inc., 4.00%, 05/02/47	USD	4,830	4,721,760

			65,651,499
Biotechnology — 0.6%
AbbVie, Inc.:
2.30%, 05/14/21		2,920	2,851,589
3.75%, 11/14/23		4,165	4,143,948
3.60%, 05/14/25		6,000	5,755,109
4.25%, 11/14/28		3,545	3,441,477
4.50%, 05/14/35		9,440	8,733,009
4.40%, 11/06/42		2,270	1,996,261
Amgen, Inc., 4.40%, 05/01/45		5,396	5,046,275
Baxalta, Inc., 5.25%, 06/23/45		1,131	1,146,402
Celgene Corp.:
3.95%, 10/15/20		840	849,036
3.25%, 08/15/22		4,110	4,035,129
3.55%, 08/15/22		3,980	3,936,285
3.25%, 02/20/23		7,005	6,840,050
Gilead Sciences, Inc.:
2.50%, 09/01/23		3,486	3,362,911
3.70%, 04/01/24		9,335	9,319,404
4.60%, 09/01/35		1,057	1,067,193
4.00%, 09/01/36		3,080	2,807,789
5.65%, 12/01/41		4,180	4,618,026
4.50%, 02/01/45		2,446	2,352,331

13

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc.: (continued) 4.15%, 03/01/47	USD	2,451	$2,257,717

			74,559,941
Building Products — 0.0%
Johnson Controls International PLC, 5.13%, 09/14/45		1,750	1,747,297
LIXIL Group Corp.:
0.00%, 03/04/20 (i)(j)	JPY	80,000	709,861
0.00%, 03/04/22 (i)(j)		30,000	263,763
Masonite International Corp.:
5.63%, 03/15/23 (b)	USD	2,418	2,345,460
5.75%, 09/15/26 (b)		120	113,100

			5,179,481
Capital Markets — 2.3%
Bagan Capital Ltd., 0.00%, 09/23/21 (i)(j)		1,800	1,736,847
Bank of New York Mellon Corp., (3 mo. LIBOR US + 1.069%), 3.44%, 02/07/28 (m)		3,313	3,232,635
CCTI 2017 Ltd., 3.63%, 08/08/22.		1,675	1,599,432
Cindai Capital Ltd., 0.00%, 02/08/23 (i)(j)		2,461	2,277,402
CME Group, Inc., 3.75%, 06/15/28		295	298,959
Credit Suisse Group AG, (3 mo. LIBOR US + 1.240%), 4.21%, 06/12/24 (b)(m)		9,600	9,575,152
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 03/26/20		11,121	11,001,018
3.13%, 12/10/20		26,140	25,884,339
Deutsche Bank AG:
2.70%, 07/13/20		13,510	13,140,332
2.95%, 08/20/20		8,408	8,160,946
4.25%, 02/04/21		14,200	13,994,327
4.25%, 10/14/21		3,652	3,570,753
1.13%, 08/30/23	EUR	4,425	5,040,730
Goldman Sachs Group, Inc.:
2.00%, 04/25/19	USD	2,308	2,299,949
2.75%, 09/15/20		2,492	2,466,237
2.35%, 11/15/21		14,988	14,451,598
(3 mo. LIBOR US + 1.170%), 3.79%, 05/15/26 (a)		10,315	9,900,066
(3 mo. LIBOR US + 1.510%), 3.69%, 06/05/28 (m)		15,700	14,591,116
(3 mo. LIBOR US + 1.301%), 4.22%, 05/01/29 (m)		9,570	9,210,056
(3 mo. LIBOR US + 1.373%), 4.02%, 10/31/38 (m)		4,160	3,660,827
Haitong International Securities Group Ltd., 0.00%, 10/25/21 (i)(j)	HKD	10,000	1,234,857
Intercontinental Exchange, Inc.:
3.45%, 09/21/23	USD	3,180	3,195,964
4.00%, 10/15/23		5,460	5,590,494
3.75%, 09/21/28		1,220	1,220,777
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)(f)(l)		7,360	1
Moody’s Corp., 2.75%, 12/15/21		6,246	6,125,431
Morgan Stanley:
2.75%, 05/19/22		16,910	16,451,410
6.25%, 08/09/26		7,358	8,147,659
3.63%, 01/20/27		5,110	4,856,533
(3 mo. LIBOR US + 1.340%), 3.59%, 07/22/28 (m)		20,490	19,373,371
(3 mo. LIBOR US + 1.140%), 3.77%, 01/24/29 (m)		11,390	10,897,665
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	1,110	1,252,071
Northern Trust Corp., (3 mo. LIBOR US + 1.131%), 3.38%, 05/08/32 (m)	USD	5,200	4,838,634
Nuveen LLC, 4.00%, 11/01/28 (b)		3,255	3,354,038
Poseidon Finance 1 Ltd., 0.00%, 02/01/25 (i)(j)		740	688,534
State Street Corp., 2.65%, 05/19/26		3,056	2,861,303

Security		Par (000)	Value
Capital Markets (continued)
UBS AG, (3 mo. EURIBOR + 0.500%), 0.18%, 04/23/21 (a)	EUR	2,050	$2,347,761
UBS Group Funding Switzerland AG:
2.95%, 09/24/20 (b)	USD	13,400	13,258,324
(3 mo. LIBOR US + 0.954%), 2.86%, 08/15/23 (b)(m)		14,300	13,753,534
4.13%, 09/24/25 (b)		17,714	17,648,502

			293,189,584
Chemicals — 0.4%
Air Liquide Finance SA, 2.50%, 09/27/26 (b)		1,970	1,811,835
Cydsa SAB de CV, 6.25%, 10/04/27 (b)		3,391	3,030,707
Dow Chemical Co.:
9.00%, 04/01/21		3,960	4,391,162
4.38%, 11/15/42		1,370	1,202,239
4.63%, 10/01/44		2,072	1,882,682
DowDuPont, Inc.:
4.49%, 11/15/25		18,670	19,222,184
5.42%, 11/15/48		10,230	10,628,384
Kansai Paint Co. Ltd., 0.00%, 06/17/22 (i)(j)	JPY	80,000	740,892
LG Chem Ltd., 0.00%, 04/16/21 (i)(j)	EUR	300	341,503
Mexichem SAB de CV, 5.50%, 01/15/48 (b)	USD	1,440	1,231,200
Mitsubishi Chemical Holdings Corp.:
0.00%, 03/30/22 (i)(j)	JPY	150,000	1,371,464
0.00%, 03/29/24 (i)(j)		40,000	370,750
Monitchem HoldCo 3 SA, 5.25%, 06/15/21	EUR	100	111,424
OCI NV, 5.00%, 04/15/23		200	233,545
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (b)	USD	1,693	1,536,398
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	483	565,849
Rock International Investment, Inc., 6.63%, 03/27/20	USD	362	277,282
Sherwin-Williams Co.:
4.00%, 12/15/42		971	816,388
4.50%, 06/01/47		2,050	1,848,617
UPL Corp. Ltd., 4.50%, 03/08/28		1,040	952,215

			52,566,720
Commercial Services & Supplies — 0.2%
AA Bond Co. Ltd., 4.88%, 07/31/43	GBP	1,925	2,332,411
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21	USD	680	680,000
Blitz F18-674 GmbH, 6.00%, 07/30/26	EUR	200	215,968
IKB Deutsche Industriebank AG, (5 yr. Euro Swap + 3.617%), 4.00%, 01/31/28 (m)		800	868,604
Intertrust Group BV, 3.38%, 11/15/25		146	164,436
Intrum AB, 2.75%, 07/15/22		200	210,688
Paprec Holding SA, 4.00%, 03/31/25		200	193,288
Rentokil Initial PLC, 3.25%, 10/07/21		200	245,061
Republic Services, Inc.:
4.75%, 05/15/23	USD	2,010	2,103,933
2.90%, 07/01/26		2,804	2,644,822
3.95%, 05/15/28		3,150	3,152,036
S&P Global, Inc., 4.00%, 06/15/25		1,055	1,074,248
University of Notre Dame du Lac, 3.39%, 02/15/48		2,480	2,343,670
University of Southern California, 3.03%, 10/01/39		366	331,891
Waste Management, Inc., 3.90%, 03/01/35		3,336	3,237,905

			19,798,961
Communications Equipment — 0.2%
Cisco Systems, Inc., 2.95%, 02/28/26		2,190	2,088,072
Harris Corp.:
2.70%, 04/27/20		1,299	1,287,937
4.40%, 06/15/28		10,295	10,248,361

14

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment (continued)
Harris Corp.: (continued)
5.05%, 04/27/45	USD	3,945	$4,058,114
Juniper Networks, Inc., 3.30%, 06/15/20		2,728	2,717,791

			20,400,275

Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17 (f)(l)	CNH	340	34,624
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19 (f)(l)	USD	350	192,063
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		2,458	2,497,942
Shimizu Corp., 0.00%, 10/16/20 (i)(j)	JPY	50,000	455,478
Wijaya Karya Persero Tbk PT, 7.70%, 01/31/21	IDR	6,160,000	402,842
Zhaohai Investment BVI Ltd., 4.00%, 07/23/20	USD	400	384,000

			3,966,949

Construction Materials — 0.0%
LafargeHolcim Finance U.S. LLC, 4.75%, 09/22/46 (b)		4,445	3,860,322
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23		134	132,660

			3,992,982

Consumer Finance — 1.7%
Alpha Holding SA de CV, 10.00%, 12/19/22 (b)		1,194	867,106
American Express Co, 3.70%, 11/05/21		13,370	13,490,112
American Express Co., 3.70%, 08/03/23		6,245	6,263,058
American Express Credit Corp., 2.25%, 08/15/19		6,261	6,232,565
Capital One Financial Corp.:
2.40%, 10/30/20		7,757	7,594,246
3.45%, 04/30/21		5,125	5,122,591
3.75%, 03/09/27		2,310	2,145,515
Credivalores-Crediservicios SAS, 9.75%, 07/27/22 (b)		1,882	1,635,336
Discover Bank, 4.65%, 09/13/28		1,835	1,800,705
Discover Financial Services, 4.10%, 02/09/27		3,062	2,858,587
Financial & Risk US Holdings, Inc.:
4.50%, 05/15/26	EUR	2,225	2,479,190
6.88%, 11/15/26		2,729	2,884,431
8.25%, 11/15/26 (b)	USD	471	430,376
Ford Motor Credit Co. LLC:
3.16%, 08/04/20		1,740	1,705,079
3.20%, 01/15/21		4,641	4,500,631
5.75%, 02/01/21		9,558	9,748,179
3.34%, 03/18/21		214	207,647
(3 mo. EURIBOR + 0.430%), 0.11%, 05/14/21 (a)	EUR	2,900	3,173,775
5.88%, 08/02/21	USD	2,275	2,333,169
3.22%, 01/09/22		31,365	29,453,817
2.98%, 08/03/22		7,725	7,139,574
(3 mo. EURIBOR + 0.420%), 0.10%, 12/07/22 (a)	EUR	395	413,180
3.10%, 05/04/23	USD	6,840	6,183,223
General Motors Financial Co., Inc.:
3.10%, 01/15/19		1,546	1,545,939
4.20%, 03/01/21		2,711	2,709,544
(3 mo. EURIBOR + 0.680%), 0.36%, 05/10/21 (a)	EUR	740	825,004
3.20%, 07/06/21	USD	20,017	19,552,731
4.20%, 11/06/21		26,045	26,033,279
3.15%, 06/30/22		15,215	14,532,724
4.00%, 01/15/25		10,062	9,412,164
4.00%, 10/06/26		1,360	1,221,037
Hyundai Capital Services, Inc., 3.00%, 08/29/22 (b)		7,790	7,527,302

Security		Par (000)	Value

Consumer Finance (continued)
Synchrony Financial:
2.60%, 01/15/19	USD	3,356	$3,354,856
2.70%, 02/03/20		1,986	1,952,263
Tarjeta Naranja SA, (30 to 35 Days Argentina Deposit Rates Badlar Private Banks + 3.500%), 52.29%, 04/11/22 (a)(b)		3,141	1,256,419
Toyota Motor Credit Corp., 3.05%, 01/11/28		3,390	3,271,071
Unifin Financiera SAB de CV SOFOM ENR:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.308%), 8.88% (b)(m)(n)		1,871	1,545,914
7.25%, 09/27/23 (b)		903	830,083
Volkswagen Financial Services AG:
1.38%, 10/16/23	EUR	975	1,104,283
2.25%, 10/16/26		825	931,041

			216,267,746

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 09/15/22 (b)	USD	336	320,040
6.75%, 05/15/24	EUR	200	239,599
Crown European Holdings SA, 2.25%, 02/01/23 (b)		200	229,136
Graphic Packaging International LLC, 4.75%, 04/15/21	USD	104	103,740
Klabin Finance SA, 4.88%, 09/19/27 (b)		3,015	2,724,806
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg:
6.88%, 02/15/21		545	545,103
7.00%, 07/15/24 (b)		155	147,638
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75%, 10/15/20		7,423	7,404,807
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	200	228,279

			11,943,148

Distributors — 0.0%
Docuformas SAPI de CV, 9.25%, 10/11/22 (b)	USD	952	849,184
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	200	233,733

			1,082,917

Diversified Consumer Services — 0.1%
Boston University, 4.06%, 10/01/48	USD	2,468	2,475,565
George Washington University, 4.13%, 09/15/48		4,389	4,391,966
Massachusetts Institute of Technology, 3.96%, 07/01/38		1,385	1,421,872
Wesleyan University, 4.78%, 07/01/2116		2,249	2,299,829

			10,589,232

Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		12,390	12,476,455
4.50%, 05/15/21		3,660	3,670,562
Altice Financing SA, 7.50%, 05/15/26 (b)		8,000	7,300,000
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	1,810	2,054,176
Asciano Finance Ltd., 4.75%, 03/22/28	USD	1,100	1,054,526
AXA Equitable Holdings, Inc.:
3.90%, 04/20/23 (b)		880	869,095
5.00%, 04/20/48 (b)		2,480	2,199,838
Azul Investments LLP, 5.88%, 10/26/24 (b)		234	217,912

15

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Baoxin Auto Finance I Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.909%), 5.63% (m)(n)	USD	1,400	$1,169,077
BAT International Finance PLC, 4.00%, 07/07/20	EUR	200	241,608
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	USD	2,600	2,840,474
BMW Finance NV, 0.25%, 01/14/22	EUR	800	909,222
BP Capital Markets PLC, 2.32%, 02/13/20	USD	1,834	1,818,327
Bracken MidCo1 PLC, 8.88% (8.88% Cash or 8.88% PIK), 10/15/23 (k)	GBP	200	234,310
Cable & Wireless International Finance BV, 8.63%, 03/25/19		230	296,078
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	USD	2,919	2,890,650
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27		600	566,543
Deutsche Telekom International Finance BV, 3.60%, 01/19/27 (b)		3,640	3,433,110
DKT Finance ApS, 7.00%, 06/17/23	EUR	463	559,076
E.ON International Finance BV, 5.75%, 05/07/20		765	943,341
Easy Tactic Ltd., 7.00%, 04/25/21	USD	200	193,500
Encavis Finance BV, (5 yr. Euro Swap + 1.100%), 5.25% (i)(m)(n)	EUR	900	1,025,245
Energuate Trust, 5.88%, 05/03/27 (b)	USD	747	689,107
European Investment Bank, 1.38%, 09/15/21	EUR	800	959,016
Experian Finance PLC, 4.75%, 02/04/20		800	963,956
Garfunkelux Holdco 2 SA, 11.00%, 11/01/23	GBP	1,400	1,338,044
Garfunkelux Holdco 3 SA, (3 mo. EURIBOR + 4.500%), 4.50%, 09/01/23 (a)	EUR	100	94,529
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	USD	10,800	9,045,720
GlaxoSmithKline Capital PLC:
0.63%, 12/02/19	EUR	800	922,227
0.00%, 09/12/20		900	1,029,441
2.85%, 05/08/22	USD	10,530	10,402,310
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		2,795	2,840,324
Gohl Capital Ltd., 4.25%, 01/24/27		725	684,012
GS Secured Notes, 2.78%, 02/08/19 (b)(d)		77,000	76,951,963
Guojing Capital BVI Ltd., 3.95%, 12/11/22		498	479,452
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	775	791,822
Hyundai Capital America, 2.55%, 04/03/20 (b)	USD	21,316	21,039,851
IBM Credit LLC, 3.45%, 11/30/20		4,870	4,895,179
Iceland Bondco PLC, 4.63%, 03/15/25	GBP	300	324,258
Imperial Brands Finance PLC, 0.50%, 07/27/21	EUR	500	568,862
Intelsat Connect Finance SA, 9.50%, 02/15/23 (b)	USD	653	561,580
Jerrold Finco PLC:
6.25%, 09/15/21	GBP	700	876,071
6.13%, 01/15/24		1,442	1,764,583
LHC3 PLC, 4.13% (4.13% Cash or 4.88% PIK), 08/15/24 (k)	EUR	269	292,987
Maple Escrow Subsidiary, Inc., 3.55%, 05/25/21 (b)	USD	2,760	2,755,819
Merck Financial Services GmbH, 4.50%, 03/24/20	EUR	309	373,785
Mulhacen Pte Ltd., 6.50% (6.50% Cash or 7.25% PIK), 08/01/23 (k)		4,577	4,929,456
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (b)	USD	3,695	3,427,112
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	387,161
Nexi Capital SpA, (3 mo. EURIBOR + 3.625%), 3.63%, 05/01/23 (a)	EUR	100	113,143
Oman Sovereign Sukuk SAOC, 5.93%, 10/31/25 (b)	USD	5,795	5,512,494
ORIX Corp., 2.90%, 07/18/22		4,455	4,352,973

Security		Par (000)	Value

Diversified Financial Services (continued)
Pearl Holding III Ltd., 9.50%, 12/11/22	USD	600	$516,000
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		890	689,617
Shell International Finance BV:
2.25%, 01/06/23		10,015	9,631,642
3.25%, 05/11/25		3,000	2,958,118
4.13%, 05/11/35		1,648	1,635,569
3.63%, 08/21/42		2,135	1,935,358
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	1,800	1,832,042
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (b)	USD	2,647	2,798,408
Virgin Media Secured Finance PLC:
5.50%, 01/15/25	GBP	90	113,796
5.00%, 04/15/27		800	963,381
6.25%, 03/28/29		292	372,462
Woodside Finance Ltd., 3.65%, 03/05/25 (b)	USD	562	533,805
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22		520	445,809

			230,756,369

Diversified Telecommunication Services — 1.5%
Altice Finco SA:
7.63%, 02/15/25 (b)		2,400	1,992,000
4.75%, 01/15/28	EUR	2,550	2,324,915
AT&T Inc.:
(3 mo. EURIBOR + 0.580%), 0.26%, 06/04/19 (a)		460	527,622
(3 mo. EURIBOR + 0.400%), 0.08%, 08/03/20 (a)		4,400	5,039,247
0.00%, 11/27/22 (b)(j)	USD	3,000	2,600,285
3.40%, 05/15/25		2,215	2,085,761
4.13%, 02/17/26		1,385	1,353,425
4.30%, 02/15/30		30,785	29,091,385
5.25%, 03/01/37		6,384	6,270,540
4.35%, 06/15/45		15,220	12,861,923
5.15%, 02/15/50		6,810	6,308,847
Axtel SAB de CV, 6.38%, 11/14/24 (b)		3,763	3,560,739
Intelsat Jackson Holdings SA, 8.00%, 02/15/24 (b)		155	159,650
Intelsat SA, 4.50%, 06/15/25 (b)(i)		503	729,592
Level 3 Financing, Inc.:
6.13%, 01/15/21		462	462,000
5.38%, 08/15/22		310	303,949
5.63%, 02/01/23		124	121,830
Oi SA, 10.00% (10.00% Cash or 12.00% PIK), 07/27/25 (k)		2,597	2,561,291
OTE PLC, 3.50%, 07/09/20	EUR	200	235,997
Sable International Finance Ltd., 6.88%, 08/01/22 (b)	USD	1,600	1,632,800
TDC A/S, 3.75%, 03/02/22	EUR	200	252,065
Telecom Italia Capital SA, 7.18%, 06/18/19	USD	540	543,748
Telecom Italia SpA, 1.13%, 03/26/22 (i)	EUR	5,200	5,596,284
Telefonica Emisiones SAU, 4.67%, 03/06/38	USD	6,690	6,051,716
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	180	219,352
TELUS Corp., 4.60%, 11/16/48	USD	825	817,786
United Group BV:
4.38%, 07/01/22	EUR	1,454	1,648,593
(3 mo. EURIBOR + 4.375%), 4.38%, 07/01/23 (a)		200	226,859
4.88%, 07/01/24		200	224,558
UPC Holding BV:
5.50%, 01/15/28 (b)	USD	2,310	2,073,225
3.88%, 06/15/29	EUR	4,800	5,100,883
Verizon Communications, Inc.:
(3 mo. LIBOR US + 0.550%), 3.20%, 05/22/20 (a)	USD	9,865	9,843,458
4.33%, 09/21/28		42,713	42,888,541
4.50%, 08/10/33		11,430	11,282,390
4.40%, 11/01/34		2,549	2,456,705

16

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.: (continued)
4.13%, 08/15/46	USD	3,960	$3,493,817
5.50%, 03/16/47		14,870	15,812,990
Wind Tre SpA:
(3 mo. EURIBOR + 2.750%), 2.75%, 01/20/24 (a)	EUR	200	204,517
3.13%, 01/20/25		249	253,671
5.00%, 01/20/26 (b)	USD	600	493,320
Ziggo BV, 4.25%, 01/15/27	EUR	2,659	2,992,476

			192,700,752

Electric Utilities — 1.8%
Adani Transmission Ltd., 4.00%, 08/03/26	USD	662	566,528
AEP Texas, Inc., 3.95%, 06/01/28 (b)		9,030	9,043,466
AEP Transmission Co. LLC, 4.25%, 09/15/48		4,930	4,967,488
Alabama Power Co.:
4.15%, 08/15/44		1,050	1,027,256
Series A, 4.30%, 07/15/48		5,435	5,443,766
Baltimore Gas & Electric Co.:
3.50%, 08/15/46		2,327	2,065,053
3.75%, 08/15/47		2,530	2,319,964
4.25%, 09/15/48		2,925	2,904,697
CenterPoint Energy Houston Electric LLC:
3.55%, 08/01/42		2,240	2,037,737
3.95%, 03/01/48		1,350	1,311,652
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	200	216,476
DTE Electric Co., 4.05%, 05/15/48	USD	5,910	5,856,206
Duke Energy Carolinas LLC:
3.95%, 11/15/28		5,755	5,904,161
3.70%, 12/01/47		2,530	2,297,948
Duke Energy Corp.:
4.80%, 12/15/45		6,510	6,630,461
3.75%, 09/01/46		6,985	6,038,912
Duke Energy Florida LLC:
3.80%, 07/15/28		2,780	2,807,783
4.20%, 07/15/48		2,060	2,051,106
Duke Energy Progress LLC:
3.00%, 09/15/21		1,710	1,712,442
3.25%, 08/15/25		4,025	3,916,675
3.70%, 09/01/28		10,090	10,192,435
Emera U.S. Finance LP:
2.15%, 06/15/19		4,838	4,798,445
2.70%, 06/15/21		7,299	7,110,657
Entergy Corp., 2.95%, 09/01/26		6,108	5,635,109
Entergy Louisiana LLC:
5.40%, 11/01/24		1,470	1,615,855
4.20%, 09/01/48		5,580	5,507,291
Eversource Energy, 2.90%, 10/01/24		8,685	8,323,392
Exelon Corp.:
2.45%, 04/15/21		1,306	1,277,316
4.95%, 06/15/35		1,409	1,418,721
4.45%, 04/15/46		9,785	9,203,878
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (b)		13,860	14,004,969
Florida Power & Light Co.:
3.95%, 03/01/48		4,873	4,759,179
4.13%, 06/01/48		4,485	4,496,488
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23 (b)		3,805	3,215,225
Huachen Energy Co. Ltd., 6.63%, 05/18/20 (f)(l)		600	319,509
ITC Holdings Corp., 2.70%, 11/15/22		4,730	4,571,909
Kansas City Power & Light Co., 4.20%, 03/15/48		6,840	6,633,897
MidAmerican Energy Co., 4.40%, 10/15/44		2,689	2,770,358
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (b)		1,950	1,936,110
Northern States Power Co.:
3.40%, 08/15/42		4,895	4,411,520

Security		Par (000)	Value

Electric Utilities (continued)
Northern States Power Co.: (continued)
4.00%, 08/15/45	USD	2,800	$2,728,636
4.20%, 09/01/48		2,160	2,124,475
Ohio Power Co., 6.60%, 02/15/33		3,415	4,263,422
Oncor Electric Delivery Co LLC, 3.70%, 11/15/28 (b)		570	576,025
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41		2,575	2,684,852
Pacificorp, 4.13%, 01/15/49		1,910	1,879,606
Public Service Electric & Gas Co., 3.65%, 09/01/28		6,260	6,338,107
Southern Co., 4.40%, 07/01/46		6,810	6,261,527
Southwestern Electric Power Co., 4.10%, 09/15/28		3,190	3,201,296
Tampa Electric Co.:
2.60%, 09/15/22		2,580	2,501,193
4.30%, 06/15/48		885	845,681
4.45%, 06/15/49		2,500	2,437,186
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20 (i)(j)	JPY	110,000	991,540
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (b)	USD	6,547	6,519,303
Vistra Energy Corp.:
7.38%, 11/01/22		11,700	12,080,250
7.63%, 11/01/24		311	328,105

			227,083,244

Electrical Equipment — 0.0%
Bizlink Holding, Inc., 0.00%, 02/01/23 (i)(j)		750	782,788
Suzlon Energy Ltd., 5.75%, 07/16/19 (e)(i)		500	397,363

			1,180,151

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 3.20%, 04/01/24		3,096	3,002,007
Corning, Inc., 4.38%, 11/15/57		9,400	7,889,425
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22 (i)(j)		600	560,564
Zhen Ding Technology Holding Ltd., 0.00%, 06/26/19 (i)(j)		200	204,805

			11,656,801

Energy Equipment & Services — 0.4%
Bristow Group, Inc., 8.75%, 03/01/23 (b)		6,867	4,909,905
Halliburton Co.:
3.80%, 11/15/25		17,405	16,865,250
5.00%, 11/15/45		1,146	1,125,185
Nabors Industries, Inc., 5.50%, 01/15/23		2	1,587
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21 (b)		1,205	1,157,069
Schlumberger Holdings Corp., 3.00%, 12/21/20 (b)		5,877	5,826,061
SEACOR Holdings, Inc., 3.25%, 05/15/30 (i)		4,204	3,534,294
Transocean Guardian Ltd., 5.88%, 01/15/24 (b)		1,189	1,138,468
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (b)		9,299	9,252,704
Transocean Proteus Ltd., 6.25%, 12/01/24 (b)		934	893,922

			44,704,445

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
3.30%, 02/15/21		2,758	2,742,180
3.45%, 09/15/21		2,787	2,786,477
3.50%, 01/31/23		783	769,512
3.00%, 06/15/23		17,415	16,755,385
5.00%, 02/15/24		785	812,033
4.40%, 02/15/26		541	540,577
Cromwell SPV Finance Pty Ltd., 2.50%, 03/29/25 (i)	EUR	500	560,602
Crown Castle International Corp.:
3.40%, 02/15/21	USD	1,628	1,627,432
2.25%, 09/01/21		5,986	5,787,385

17

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.: (continued)
3.20%, 09/01/24	USD	11,755	$11,152,029
Equinix, Inc.:
5.38%, 01/01/22		620	624,650
5.38%, 04/01/23		156	155,220
2.88%, 03/15/24	EUR	200	228,176
ESH Hospitality, Inc., 5.25%, 05/01/25 (b)	USD	300	279,000
GLP Capital LP/GLP Financing II, Inc.:
4.88%, 11/01/20		8,141	8,210,198
5.38%, 11/01/23		156	158,137
5.25%, 06/01/25		5,124	5,087,722
5.38%, 04/15/26		410	405,494
5.75%, 06/01/28		310	313,100
Inmobiliaria Colonial Socimi SA, 2.50%, 11/28/29	EUR	900	976,763
Iron Mountain, Inc.:
4.38%, 06/01/21 (b)	USD	312	308,100
6.00%, 08/15/23		153	154,912
3.00%, 01/15/25	EUR	200	212,056
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 05/01/24	USD	3,100	3,069,000
Suntec Real Estate Investment Trust, 1.75%, 11/30/24 (i)	SGD	1,250	879,755
Trust F/1401, 6.95%, 01/30/44	USD	700	659,750
Unibail-Rodamco SE, 0.13%, 05/14/21	EUR	1,800	2,059,733

			67,315,378

Food & Staples Retailing — 0.7%
Casino Guichard Perrachon SA, 4.56%, 01/25/23		200	213,338
CVS Health Corp.:
3.70%, 03/09/23	USD	10,000	9,892,951
4.00%, 12/05/23		6,885	6,904,674
4.10%, 03/25/25		9,645	9,548,765
4.78%, 03/25/38		2,410	2,309,396
5.13%, 07/20/45		18,545	18,051,871
5.05%, 03/25/48		8,200	7,975,401
Distribuidora Internacional de Alimentacion SA:
1.50%, 07/22/19	EUR	300	236,208
1.00%, 04/28/21		300	206,924
0.88%, 04/06/23		100	64,733
Koninklijke Ahold Delhaize NV, (3 mo. EURIBOR + 0.180%), 0.00%, 03/19/21 (a)		740	846,370
Kroger Co., 2.65%, 10/15/26	USD	7,820	6,963,403
Tesco PLC, 5.13%, 04/10/47	EUR	400	510,592
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	USD	6,775	6,671,971
3.45%, 06/01/26		14,695	13,826,345
4.80%, 11/18/44		267	243,096
Walmart, Inc.:
3.55%, 06/26/25		4,680	4,731,612
4.05%, 06/29/48		2,215	2,203,967

			91,401,617

Food Products — 0.3%
Boparan Finance PLC, 4.38%, 07/15/21	EUR	760	625,562
Campbell Soup Co., 8.88%, 05/01/21	USD	2,350	2,597,638
Cargill, Inc., 1.88%, 09/04/19	EUR	800	927,861
Conagra Brands, Inc., 3.80%, 10/22/21	USD	1,463	1,463,516
Ezaki Glico Co. Ltd., 0.00%, 01/30/24 (i)(j)	JPY	10,000	93,013
General Mills, Inc.:
3.20%, 04/16/21	USD	2,960	2,943,746
4.00%, 04/17/25		3,442	3,387,425
Grupo Bimbo SAB de CV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.280%), 5.95% (b)(m)(n)		1,485	1,438,594
Knight Castle Investments Ltd., 7.99%, 01/23/21		200	161,822
MARB BondCo PLC, 6.88%, 01/19/25 (b)		5,376	4,986,240

Security		Par (000)	Value

Food Products (continued)
Marfrig Holdings Europe BV, 8.00%, 06/08/23 (b)	USD	1,600	$1,600,000
Mondelez International, Inc., 2.38%, 01/26/21	EUR	300	358,849
SSMS Plantation Holdings Pte Ltd., 7.75%, 01/23/23	USD	600	515,250
Tyson Foods, Inc.:
3.90%, 09/28/23		885	883,768
3.95%, 08/15/24		5,440	5,408,451
3.55%, 06/02/27		4,990	4,650,397
5.10%, 09/28/48		1,020	978,791

			33,020,923

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories:
3.40%, 11/30/23		1,212	1,208,304
3.88%, 09/15/25		952	963,982
3.75%, 11/30/26		10,138	10,012,253
Baxter International, Inc., 1.70%, 08/15/21		500	479,700
Becton Dickinson and Co.:
2.13%, 06/06/19		16,315	16,219,960
2.68%, 12/15/19		4,549	4,505,743
2.89%, 06/06/22		11,575	11,210,619
3.30%, 03/01/23		5,026	4,937,872
4.69%, 12/15/44		703	657,982
Covidien International Finance SA, 2.95%, 06/15/23		3,090	3,025,403
Edwards Lifesciences Corp., 4.30%, 06/15/28		1,660	1,678,318
Medtronic, Inc.:
3.50%, 03/15/25		6,520	6,494,241
4.38%, 03/15/35		12,140	12,429,413

			73,823,790

Health Care Providers & Services — 1.3%
Aetna, Inc.:
4.50%, 05/15/42		2,824	2,621,631
4.13%, 11/15/42		1,329	1,150,498
4.75%, 03/15/44		1,703	1,624,858
AHS Hospital Corp., 5.02%, 07/01/45		1,432	1,590,572
Anthem, Inc.:
3.50%, 08/15/24		1,045	1,025,012
4.10%, 03/01/28		3,335	3,268,754
Baylor Scott & White Holdings, 4.19%, 11/15/45		1,525	1,503,178
Catholic Health Initiatives, 4.35%, 11/01/42		1,075	972,401
CHRISTUS Health, 4.34%, 07/01/28		3,319	3,386,929
Cigna Corp.:
3.20%, 09/17/20 (b)		26,345	26,236,718
3.25%, 04/15/25		8,469	8,048,542
Dignity Health, 2.64%, 11/01/19		4,325	4,299,740
FMC Finance VII SA, 5.25%, 02/15/21	EUR	300	376,115
HCA, Inc.:
4.25%, 10/15/19	USD	924	921,690
6.50%, 02/15/20		17,732	18,175,300
5.88%, 03/15/22		2,581	2,645,525
4.75%, 05/01/23		4,699	4,628,515
5.00%, 03/15/24		6,756	6,688,440
5.25%, 04/15/25		306	304,470
5.25%, 06/15/26		668	662,990
4.50%, 02/15/27		305	288,225
Kaiser Foundation Hospitals:
3.50%, 04/01/22		4,233	4,303,591
4.15%, 05/01/47		1,044	1,031,128
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		2,946	2,925,527
Mercy Health, 4.30%, 07/01/28		1,832	1,868,819
Montefiore Obligated Group, 5.25%, 11/01/48		3,838	3,715,848
Ochsner Clinic Foundation, 5.90%, 05/15/45		1,215	1,471,065
Partners Healthcare System, Inc., 3.44%, 07/01/21		590	595,990

18

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
PeaceHealth Obligated Group, 4.79%, 11/15/48	USD	3,164	$3,344,848
Providence St Joseph Health Obligated Group, 3.93%, 10/01/48		2,843	2,708,064
Redco Group, 6.38%, 02/27/19		460	454,250
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		1,250	1,360,472
SSM Health Care Corp., 3.69%, 06/01/23		8,263	8,338,791
Sutter Health, 3.70%, 08/15/28		3,484	3,493,548
Tenet Healthcare Corp.:
5.50%, 03/01/19		571	571,571
6.00%, 10/01/20		11,655	11,800,688
4.50%, 04/01/21		205	199,363
Toledo Hospital, 5.75%, 11/15/38		5,835	6,161,250
Trinity Health Corp., 4.13%, 12/01/45		1,522	1,446,111
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	200	206,363
UnitedHealth Group, Inc.:
3.75%, 07/15/25	USD	6,450	6,529,119
3.70%, 12/15/25		4,035	4,075,263
3.10%, 03/15/26		2,125	2,050,804
3.85%, 06/15/28		1,575	1,592,165
4.63%, 07/15/35		689	730,335
4.20%, 01/15/47		3,410	3,388,269
3.75%, 10/15/47		3,390	3,102,423
4.45%, 12/15/48		1,285	1,322,695

			169,208,463

Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 01/15/22 (b)		2,067	1,999,823
Accor SA, 2.63%, 02/05/21	EUR	500	597,904
Carlson Travel, Inc.:
6.75%, 12/15/23 (b)	USD	1,351	1,302,026
9.50%, 12/15/24 (b)		215	195,112
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21 (b)		1,265	1,074,415
HIS Co. Ltd.:
0.00%, 08/30/19 (i)(j)	JPY	10,000	92,323
0.00%, 11/15/24 (i)(j)		150,000	1,438,485
International Game Technology PLC:
6.25%, 02/15/22 (b)	USD	4,246	4,256,615
4.75%, 02/15/23	EUR	200	243,463
McDonald’s Corp.:
0.50%, 01/15/21		800	922,405
3.35%, 04/01/23	USD	7,675	7,636,189
3.70%, 01/30/26		5,015	4,916,157
4.70%, 12/09/35		4,725	4,745,836
3.70%, 02/15/42		2,000	1,728,894
4.88%, 12/09/45		3,880	3,905,781
4.45%, 03/01/47		595	568,880
4.45%, 09/01/48		915	870,424
MGM Resorts International:
8.63%, 02/01/19		807	808,009
5.25%, 03/31/20		156	156,390
Resorttrust, Inc., 0.00%, 12/01/21 (i)(j)	JPY	70,000	612,655
REXLot Holdings Ltd., 4.50%, 04/17/19 (f)(i)(l)	HKD	1,161	118,598
Scientific Games International, Inc., 10.00%, 12/01/22	USD	9,256	9,394,840
Sisal Group SpA, 7.00%, 07/31/23	EUR	1,778	2,051,348
Stonegate Pub Co. Financing PLC, 4.88%, 03/15/22	GBP	200	244,723
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 06/30/27		2,126	2,946,022
Series N, 6.46%, 03/30/32		1,273	1,540,639
Vinpearl JSC, 3.50%, 06/14/23 (i)	USD	800	779,952

			55,147,908

Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 02/15/21 (b)		4,353	4,178,880

Security		Par (000)	Value

Household Durables (continued)
Beazer Homes USA, Inc., 8.75%, 03/15/22	USD	3,654	$3,654,000
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		3,581	3,576,524
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (b)		467	441,315
Century Communities, Inc., 6.88%, 05/15/22		1,021	987,817
Controladora Mabe SA de CV, 5.60%, 10/23/28 (b)		2,979	2,770,470
GLP Capital LP/GLP Financing II, Inc., 4.38%, 04/15/21		539	536,806
Harvest International Co., 0.00%, 11/21/22 (i)(j)	HKD	8,000	962,324
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20 (i)(j)	JPY	100,000	903,266
K Hovnanian Enterprises, Inc.:
10.00%, 07/15/22 (b)	USD	3,774	3,302,250
10.50%, 07/15/24 (b)		3,647	3,027,010
KB Home:
4.75%, 05/15/19		941	938,647
8.00%, 03/15/20		165	170,362
Lennar Corp.:
4.50%, 06/15/19		1,557	1,553,107
4.50%, 11/15/19		1,105	1,096,712
2.95%, 11/29/20		20	19,378
8.38%, 01/15/21		755	802,187
4.75%, 04/01/21		447	443,089
5.88%, 11/15/24		4,092	4,092,000
5.25%, 06/01/26		60	56,550
PulteGroup, Inc.:
4.25%, 03/01/21		152	150,860
5.00%, 01/15/27		204	184,620
6.00%, 02/15/35		53	45,845
Toll Brothers Finance Corp., 4.38%, 04/15/23		3,100	2,906,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 06/15/19		976	968,680
Whirlpool Corp., 0.63%, 03/12/20	EUR	800	920,106

			38,689,055

Household Products — 0.0%
Energizer Gamma Acquisition BV, 4.63%, 07/15/26		200	214,255
Henkel AG & Co. KGaA, 0.00%, 09/13/21		230	263,222

			477,477

Independent Power and Renewable Electricity Producers — 0.2%
AES Panama SRL, 6.00%, 06/25/22 (b)	USD	527	529,635
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		892	763,226
Genneia SA, 8.75%, 01/20/22 (b)		4,042	3,642,852
Inkia Energy Ltd., 5.88%, 11/09/27 (b)		1,409	1,303,325
NRG Energy, Inc.:
6.25%, 05/01/24		155	157,325
2.75%, 06/01/48 (b)(i)		2,906	3,129,413
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27 (b)		1,497	1,319,231
Stoneway Capital Corp., 10.00%, 03/01/27 (b)		7,610	6,801,650
Talen Energy Supply LLC:
9.50%, 07/15/22 (b)		156	156,780
6.50%, 06/01/25		3,607	2,560,970

			20,364,407

Industrial Conglomerates — 0.1%
3M Co., (3 mo. EURIBOR + 0.230%), 0.00%, 05/15/20 (a)	EUR	1,560	1,788,540
Eaton Corp., 2.75%, 11/02/22	USD	3,529	3,432,281
General Electric Co.:
(3 mo. EURIBOR + 0.300%), 0.00%, 05/28/20 (a)	EUR	740	830,318
4.50%, 03/11/44	USD	1,923	1,568,358
Grupo KUO SAB de CV, 5.75%, 07/07/27 (b)		3,203	2,900,044

19

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates (continued)
Honeywell International, Inc., 3.81%, 11/21/47	USD	1,550	$1,471,404
Tyco Electronics Group SA:
3.45%, 08/01/24		865	841,938
3.13%, 08/15/27		1,860	1,720,486

			14,553,369

Insurance — 0.5%
Ambac Assurance Corp., 5.10%, 06/07/20 (b)		462	614,730
Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 7.80%, 02/12/23 (a)(b)		2,956	2,959,589
Aon Corp., 4.50%, 12/15/28		8,280	8,381,922
Aon PLC, 4.75%, 05/15/45		1,475	1,447,300
Ardonagh Midco 3 PLC, 8.38%, 07/15/23	GBP	1,240	1,329,140
BNP Paribas Cardif SA, (3 mo. EURIBOR + 3.930%), 4.03% (m)(n)	EUR	1,300	1,474,547
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	USD	1,311	1,262,919
Credit Agricole Assurances SA, (5 yr. Euro Swap + 4.350%), 4.50% (m)(n)	EUR	700	799,219
Mapfre SA, (3 mo. EURIBOR + 4.300%), 4.13%, 09/07/48 (m)		1,600	1,825,431
Marsh & McLennan Cos., Inc.:
4.05%, 10/15/23	USD	2,451	2,486,828
3.50%, 06/03/24		8,930	8,796,352
3.50%, 03/10/25		3,180	3,123,903
3.75%, 03/14/26		177	174,911
4.35%, 01/30/47		751	700,347
4.20%, 03/01/48		4,465	4,055,327
MetLife, Inc., 4.13%, 08/13/42		960	898,853
NN Group NV, (3 mo. EURIBOR + 3.900%), 4.38% (m)(n)	EUR	1,700	1,957,305
Principal Financial Group, Inc., 4.30%, 11/15/46	USD	1,190	1,094,894
Prudential Financial, Inc., 3.88%, 03/27/28		7,190	7,225,611
QBE Insurance Group Ltd., (10 yr. Swap Semi 30/360 US + 4.395%), 5.88%, 06/17/46 (m)		450	426,986
T&D Holdings, Inc., 0.00%, 06/05/20 (i)(j)	JPY	80,000	726,157
Travelers Cos., Inc., 4.60%, 08/01/43	USD	3,289	3,410,244
Trinity Acquisition PLC, 4.40%, 03/15/26		1,850	1,838,374
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		229	171,295
Willis North America, Inc., 3.60%, 05/15/24		9,260	9,041,095

			66,223,279

Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24		3,320	3,340,790

Internet & Direct Marketing Retail — 0.0%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		5,095	4,964,845
Ctrip.com International Ltd., 1.25%, 09/15/22 (i)		162	156,540
Netflix, Inc., 4.63%, 05/15/29	EUR	100	112,297

			5,233,682

IT Services — 0.5%
Banff Merger Sub, Inc., 8.38%, 09/01/26		1,960	2,072,576
Capgemini SE, 1.75%, 07/01/20		500	584,020
DXC Technology Co., 2.88%, 03/27/20	USD	3,053	3,026,616
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		277	278,259
3.00%, 08/15/26		15,110	13,900,696
4.50%, 08/15/46		1,179	1,072,233
4.75%, 05/15/48		4,550	4,229,478
Fiserv, Inc.:
3.85%, 06/01/25		1,580	1,565,928
4.20%, 10/01/28		4,485	4,476,011
International Business Machines Corp., 2.90%, 11/01/21		2,285	2,254,074
LINE Corp., 0.00%, 09/19/25 (i)(j)	JPY	70,000	591,276
Sabre GLBL, Inc., 5.25%, 11/15/23 (b)	USD	300	296,250
Total System Services, Inc.:
3.80%, 04/01/21		1,910	1,909,620

Security		Par (000)	Value

IT Services (continued)
Total System Services, Inc.: (continued)
3.75%, 06/01/23	USD	2,350	$2,330,882
4.80%, 04/01/26		8,040	8,102,556
Transcosmos, Inc., 0.00%, 12/22/20 (i)(j)	JPY	40,000	361,817
Vantiv LLC/Vantiv Issuer Corp., 3.88%, 11/15/25 (b)	GBP	107	127,759
VeriSign, Inc., 4.63%, 05/01/23	USD	9,359	9,218,615
Visa, Inc.:
3.15%, 12/14/25		4,625	4,544,943
4.15%, 12/14/35		3,084	3,189,504
4.30%, 12/14/45		2,265	2,340,838

			66,473,951

Leisure Products — 0.0%
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	659	833,284

Life Sciences Tools & Services — 0.2%
IQVIA, Inc., 3.25%, 03/15/25	EUR	200	224,464
Thermo Fisher Scientific, Inc.:
4.50%, 03/01/21	USD	6,360	6,500,183
3.00%, 04/15/23		3,150	3,064,598
4.15%, 02/01/24		7,300	7,394,727
2.95%, 09/19/26		8,644	7,977,082

			25,161,054

Machinery — 0.1%
Caterpillar International Finance DAC, 0.75%, 10/13/20	EUR	300	348,403
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23 (i)(j)	HKD	6,000	742,484
CRRC Corp. Ltd., 0.00%, 02/05/21 (i)(j)	USD	1,000	996,250
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (b)		445	436,100
Haitian International Holdings Ltd., 2.00%, 02/13/19 (i)		1,000	989,868
Novafives SAS, 5.00%, 06/15/25	EUR	500	458,873
Platin 1426 GmbH, 5.38%, 06/15/23		2,017	2,122,635

			6,094,613

Media — 1.7%
Altice France SA, 5.88%, 02/01/27		1,120	1,268,997
Altice Luxembourg SA, 7.75%, 05/15/22 (b)	USD	700	637,000
Cablevision SA, 6.50%, 06/15/21 (b)		542	520,997
CBS Corp., 2.30%, 08/15/19		4,291	4,259,180
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 09/30/22		561	556,091
5.13%, 02/15/23		307	299,325
5.13%, 05/01/23 (b)		305	296,612
5.75%, 01/15/24		153	151,470
Charter Communications Operating LLC/Charter
Communications Operating Capital:
3.58%, 07/23/20		13,315	13,300,645
4.46%, 07/23/22		2,721	2,747,137
(3 mo. LIBOR US + 1.650%), 4.19%, 02/01/24 (a)		208	204,505
4.50%, 02/01/24		7,170	7,159,111
4.91%, 07/23/25		9,864	9,808,364
6.38%, 10/23/35		13,680	14,041,796
5.75%, 04/01/48		7,805	7,308,749
Comcast Corp.:
3.30%, 10/01/20		14,015	14,068,605
3.38%, 02/15/25		1,054	1,032,318
3.15%, 03/01/26		10,540	10,084,823
4.15%, 10/15/28		4,830	4,904,539
4.25%, 10/15/30		3,915	3,959,269
4.40%, 08/15/35		2,849	2,756,110
3.20%, 07/15/36		16,465	14,163,294
3.40%, 07/15/46		11,556	9,575,024
4.95%, 10/15/58		2,645	2,689,043
Cox Communications, Inc., 3.15%, 08/15/24 (b)		14,660	14,102,973

20

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
CSC Holdings LLC:
8.63%, 02/15/19	USD	415	$416,037
10.13%, 01/15/23 (b)		1,882	2,025,502
10.88%, 10/15/25 (b)		777	873,154
Discovery Communications LLC:
4.38%, 06/15/21		4,940	5,027,077
3.80%, 03/13/24		4,497	4,386,970
3.95%, 06/15/25 (b)		4,175	4,010,384
5.20%, 09/20/47		2,355	2,164,334
DISH DBS Corp., 7.88%, 09/01/19		307	313,232
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20		1,680	1,682,080
3.75%, 10/01/21		905	910,646
Kakao Corp., 0.00%, 05/11/21 (i)(j)	KRW	400,000	360,550
Lamar Media Corp., 5.38%, 01/15/24	USD	463	463,000
NBCUniversal Media LLC, 4.45%, 01/15/43		3,047	2,937,095
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22		520	517,400
Tele Columbus AG, 3.88%, 05/02/25	EUR	1,320	1,366,446
Time Warner Cable LLC:
5.00%, 02/01/20	USD	2,900	2,940,672
4.13%, 02/15/21		5,862	5,886,011
4.00%, 09/01/21		911	905,464
5.50%, 09/01/41		2,025	1,845,348
4.50%, 09/15/42		314	252,426
Unitymedia GmbH:
6.13%, 01/15/25 (b)		819	823,013
3.75%, 01/15/27	EUR	8,083	9,478,019
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (b)	USD	539	526,603
Viacom, Inc.:
4.50%, 03/01/21		3,389	3,448,888
6.88%, 04/30/36		2,460	2,639,981
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	200	244,302
Warner Media LLC:
2.10%, 06/01/19	USD	9,144	9,091,589
3.55%, 06/01/24		2,480	2,392,348
3.60%, 07/15/25		2,168	2,053,360
3.80%, 02/15/27		1,895	1,778,085
4.65%, 06/01/44		1,620	1,417,801
4.85%, 07/15/45		5,725	5,136,871
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	180	211,907
Ziggo Bond Co. BV:
7.13%, 05/15/24		1,833	2,195,719
4.63%, 01/15/25		800	884,520

			221,502,811

Metals & Mining — 0.2%
Anglo American Capital PLC, 3.63%, 09/11/24 (b)	USD	7,445	7,037,385
ArcelorMittal, 5.25%, 08/05/20		200	202,942
Barrick Gold Corp., 5.25%, 04/01/42		2,470	2,469,899
Kaiser Aluminum Corp., 5.88%, 05/15/24		82	80,155
Largo Resources Ltd., 9.25%, 06/01/21 (b)		328	344,810
Newmont Mining Corp.:
3.50%, 03/15/22		6,890	6,818,095
4.88%, 03/15/42		95	89,830
Nucor Corp., 5.20%, 08/01/43		1,640	1,739,244
Samarco Mineracao SA, 4.13%, 11/01/22 (f)(l)		1,930	1,452,325
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		285	267,116
Steel Dynamics, Inc.:
5.13%, 10/01/21		7,560	7,550,550
5.25%, 04/15/23		312	307,710
5.50%, 10/01/24		155	153,450

			28,513,511

Multi-Utilities — 0.4%
Alliant Energy Finance LLC, 3.75%, 06/15/23 (b)		1,795	1,806,073

Security	Par (000)		Value

Multi-Utilities (continued)
Ameren Illinois Co., 3.80%, 05/15/28	USD	3,730	$3,794,442
Consumers Energy Co., 4.05%, 05/15/48		1,325	1,306,552
DTE Energy Co., 3.70%, 08/01/23		2,960	2,939,275
NiSource, Inc.:
2.65%, 11/17/22		850	813,775
3.49%, 05/15/27		5,615	5,358,082
Pacific Gas & Electric Co., 6.05%, 03/01/34		2,340	2,168,143
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		6,530	6,367,066
Series A, 3.50%, 03/15/27		7,943	7,822,465
4.00%, 01/15/43		5,720	5,402,097
4.45%, 02/15/44		1,674	1,683,327
Series B, 4.20%, 05/15/45		2,462	2,388,277
Series C, 4.00%, 11/15/46		3,275	3,097,674
4.60%, 12/01/48		110	114,730
WEC Energy Group, Inc., 3.38%, 06/15/21		1,330	1,329,165

			46,391,143

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.:
0.00%, 10/10/36 (j)		8,000	3,336,394
6.20%, 03/15/40		7,600	7,852,655
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19		15,048	15,174,716
6.38%, 05/01/24		207	213,728
5.25%, 01/15/25		850	865,271
4.25%, 12/01/27		1,615	1,524,568
5.20%, 12/01/47		4,355	3,920,727
Antero Resources Corp.:
5.38%, 11/01/21		3,518	3,394,870
5.13%, 12/01/22		2,999	2,819,060
5.63%, 06/01/23		2,430	2,308,500
5.00%, 03/01/25		2,042	1,848,010
Apache Corp.:
2.63%, 01/15/23		2,997	2,830,979
5.10%, 09/01/40		2,505	2,268,867
4.75%, 04/15/43		7,170	6,150,142
BP Capital Markets America, Inc., 3.79%, 02/06/24		3,955	3,997,672
Bruin E&P Partners LLC, 8.88%, 08/01/23 (b)		4,386	3,903,540
Buckeye Partners LP, 4.88%, 02/01/21		11,110	11,233,446
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		250	248,438
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23		844	780,700
Centennial Resource Production LLC, 5.38%, 01/15/26 (b)		297	276,210
Chaparral Energy, Inc., 8.75%, 07/15/23 (b)		1,946	1,391,390
Cheniere Corp.us Christi Holdings LLC:
7.00%, 06/30/24		517	545,435
5.88%, 03/31/25		205	203,975
Cheniere Energy Partners LP, 5.25%, 10/01/25		156	145,470
Cheniere Energy, Inc., 4.88% (4.88 Cash or 4.88% PIK), 05/28/21 (b)(i)(k)		14,936	15,214,774
Chesapeake Energy Corp.:
6.63%, 08/15/20		623	602,752
6.13%, 02/15/21		260	244,400
7.00%, 10/01/24		9,547	8,258,155
5.50%, 09/15/26 (i)		5,756	4,632,786
Cimarex Energy Co.:
4.38%, 06/01/24		9,040	8,989,667
3.90%, 05/15/27		6,100	5,660,436
Concho Resources, Inc.:
4.38%, 01/15/25		6,530	6,449,703
3.75%, 10/01/27		10,795	10,162,023
Continental Resources, Inc.:
5.00%, 09/15/22		14,190	14,089,318
4.50%, 04/15/23		18,258	17,969,107

21

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.: (continued) 3.80%, 06/01/24	USD	5,830	$5,519,082
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		311	306,335
DCP Midstream Operating LP:
2.70%, 04/01/19		26	25,789
5.35%, 03/15/20 (b)		308	309,155
DEA Finance SA, 7.50%, 10/15/22	EUR	413	494,016
Devon Energy Corp., 4.00%, 07/15/21	USD	2,889	2,891,846
Diamondback Energy, Inc.:
4.75%, 11/01/24		1,020	984,300
5.38%, 05/31/25		4,436	4,325,100
Enbridge, Inc.:
2.90%, 07/15/22		5,945	5,753,347
3.70%, 07/15/27		4,740	4,489,464
Energy Resources LLC, 8.00%, 09/30/22 (d)		152	139,785
Energy Transfer Equity LP:
4.25%, 03/15/23		16,310	15,698,375
5.88%, 01/15/24		9,889	10,062,057
Energy Transfer LP, 7.50%, 10/15/20		722	750,880
Energy Transfer Operating LP, 6.50%, 02/01/42		10,400	10,379,458
Energy Transfer Partners LP, 4.90%, 02/01/24		1,170	1,184,137
Energy Transfer Partners LP/Regency Energy Finance Corp.:
5.75%, 09/01/20		740	759,456
5.88%, 03/01/22		12,000	12,485,695
5.00%, 10/01/22		2,290	2,337,035
4.50%, 11/01/23		11,495	11,498,731
Ensco Jersey Finance Ltd., 3.00%, 01/31/24 (i)		1,020	674,489
Enterprise Products Operating LLC:
4.45%, 02/15/43		5,273	4,784,990
5.10%, 02/15/45		1,248	1,252,527
4.80%, 02/01/49		1,090	1,058,882
EOG Resources, Inc.:
4.15%, 01/15/26		2,601	2,669,598
3.90%, 04/01/35		1,670	1,576,657
EQT Corp., 8.13%, 06/01/19		581	590,859
Exxon Mobil Corp., 1.82%, 03/15/19		7,393	7,379,379
Frontera Energy Corp., 9.70%, 06/25/23 (b)		1,859	1,833,439
Hammerhead Resources, Inc., 9.00%, 07/10/22		4,789	4,357,990
Hess Corp., 5.80%, 04/01/47		2,600	2,333,625
Kinder Morgan Energy Partners LP:
5.80%, 03/15/35		2,195	2,243,998
6.38%, 03/01/41		910	965,795
5.00%, 03/01/43		1,265	1,147,877
Kinder Morgan, Inc.:
3.05%, 12/01/19		7,370	7,327,514
3.15%, 01/15/23		12,130	11,787,166
5.55%, 06/01/45		530	524,896
5.05%, 02/15/46		11,410	10,418,890
Marathon Oil Corp., 2.70%, 06/01/20		10,000	9,852,242
Marathon Petroleum Corp.:
5.13%, 03/01/21		11,940	12,284,657
4.75%, 12/15/23 (b)		17,860	18,326,063
5.85%, 12/15/45		1,915	1,890,683
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		1,250	1,217,188
MPLX LP:
4.88%, 12/01/24		9,040	9,202,095
4.88%, 06/01/25		2,731	2,756,023
4.13%, 03/01/27		6,280	5,979,274
5.20%, 03/01/47		1,844	1,697,397
Newfield Exploration Co., 5.38%, 01/01/26		4,140	4,057,200
NGPL PipeCo LLC, 4.38%, 08/15/22 (b)		4,784	4,652,440
Northern Oil and Gas, Inc., 9.50% (8.50% Cash or 9.50% PIK), 05/15/23 (k)		1,392	1,339,800
Northwest Pipeline LLC, 4.00%, 04/01/27		9,485	9,219,121

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.:
6.50%, 11/01/21	USD	1,547	$1,531,530
6.88%, 03/15/22		5,280	4,976,400
Odebrecht Offshore Drilling Finance Ltd.:
6.72%, 12/01/22 (b)		1,135	1,049,564
7.72% (7.72% Cash or 7.72% PIK), 12/01/26 (b)(k)		37	9,586
Odebrecht Oil & Gas Finance Ltd., 0.00% (b)(j)(n)		193	1,445
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23 (b)		4,348	4,152,340
Pioneer Natural Resources Co.:
3.95%, 07/15/22		1,000	1,002,969
4.45%, 01/15/26		14,452	14,591,449
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22		955	937,552
Puma International Financing SA:
5.13%, 10/06/24 (b)		442	353,048
5.00%, 01/24/26 (b)		3,148	2,471,180
Resolute Energy Corp., 8.50%, 05/01/20		6,539	6,440,915
Rockies Express Pipeline LLC:
6.00%, 01/15/19 (b)		6,615	6,615,000
5.63%, 04/15/20 (b)		7,914	7,914,000
Sabine Pass Liquefaction LLC:
6.25%, 03/15/22		300	315,447
5.63%, 04/15/23		12,277	12,934,813
5.75%, 05/15/24		11,909	12,425,340
5.63%, 03/01/25		12,820	13,313,052
5.88%, 06/30/26		10,084	10,676,981
Sable Permian Resources Land LLC, 13.00%, 11/30/20 (b)		1,080	1,123,200
Spectra Energy Partners LP, 4.50%, 03/15/45		6,470	5,850,345
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		7,980	7,231,525
Talos Production LLC/Talos Production Finance, Inc., 11.00%, 04/03/22		5,130	4,924,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.13%, 11/15/19		3,501	3,470,366
5.13%, 02/01/25		154	144,375
Tecpetrol SA, 4.88%, 12/12/22 (b)		1,072	983,560
Texas Eastern Transmission LP:
3.50%, 01/15/28 (b)		4,350	4,106,948
4.15%, 01/15/48 (b)		2,200	1,958,072
TransCanada PipeLines Ltd.:
4.88%, 01/15/26		6,970	7,214,132
4.25%, 05/15/28		3,315	3,282,979
6.10%, 06/01/40		4,780	5,335,050
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		3,073	3,714,908
4.00%, 03/15/28		6,240	6,101,718
4.60%, 03/15/48		1,270	1,187,472
Tullow Oil Jersey Ltd., 6.63%, 07/12/21 (i)		4,000	4,382,148
Tullow Oil PLC, 6.25%, 04/15/22 (b)		3,000	2,872,500
Valero Energy Corp.:
3.65%, 03/15/25		5,346	5,101,647
3.40%, 09/15/26		3,409	3,127,203
Whiting Petroleum Corp., 1.25%, 04/01/20 (i)		1,056	998,358
Williams Cos., Inc.:
4.13%, 11/15/20		5,420	5,463,038
7.88%, 09/01/21		1,550	1,692,686
4.00%, 11/15/21		2,380	2,389,256
3.70%, 01/15/23		3,762	3,669,870
4.55%, 06/24/24		2,090	2,110,293
7.50%, 01/15/31		2,400	2,864,915
5.75%, 06/24/44		5,080	5,105,549
Williams Partners LP, 4.00%, 09/15/25		6,610	6,382,366

22

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Yankuang Group Cayman Ltd., 4.75%, 11/30/20	USD	770	$743,050

			610,549,621

Paper & Forest Products — 0.2%
Daio Paper Corp., 0.00%, 09/17/20 (i)(j)	JPY	140,000	1,283,301
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21 (b)	USD	1,939	2,004,441
Georgia-Pacific LLC:
5.40%, 11/01/20 (b)		3,385	3,507,450
3.73%, 07/15/23 (b)		2,916	2,943,750
7.38%, 12/01/25		3,288	3,964,866
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	200	231,751
Smurfit Kappa Acquisitions ULC:
2.38%, 02/01/24		1,500	1,728,887
2.88%, 01/15/26		381	432,559
Suzano Austria GmbH, 6.00%, 01/15/29 (b)	USD	3,096	3,154,050

			19,251,055

Personal Products — 0.0%
Unilever NV, 1.75%, 08/05/20	EUR	442	520,467

Pharmaceuticals — 1.2%
Allergan Finance LLC, 3.25%, 10/01/22	USD	7,075	6,917,373
Allergan Funding SCS:
3.45%, 03/15/22		11,840	11,651,065
3.80%, 03/15/25		32,321	31,552,521
2.63%, 11/15/28	EUR	1,125	1,304,053
Bayer US Finance II LLC: 3.38%, 07/15/24 (b)	USD	733	697,283
3.60%, 07/15/42 (b)		2,845	2,099,031
Bayer US Finance LLC, 3.38%, 10/08/24 (b)		2,902	2,736,567
Johnson & Johnson:
2.63%, 01/15/25		5,263	5,069,005
2.45%, 03/01/26		1,000	939,216
3.63%, 03/03/37		1,075	1,034,044
Merck & Co., Inc., 3.60%, 09/15/42		835	788,722
Rossini Sarl, 6.75%, 10/30/25	EUR	3,467	3,936,568
Sanofi, 0.00%, 03/21/20 (a)		2,400	2,754,250
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19	USD	22,280	21,967,764
2.40%, 09/23/21		2,500	2,417,460
3.20%, 09/23/26		9,877	8,937,912
Takeda Pharmaceutical Co. Ltd.:
3.80%, 11/26/20 (b)		4,825	4,854,107
(3 mo. EURIBOR + 1.100%), 0.78%, 11/21/22 (a)	EUR	4,050	4,617,099
4.40%, 11/26/23 (b)	USD	8,515	8,608,261
5.00%, 11/26/28 (b)		8,060	8,232,162
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19		521	511,718
Valeant Pharmaceuticals International, Inc.:
6.50%, 03/15/22 (b)		5,656	5,684,280
7.00%, 03/15/24 (b)		1,594	1,609,940
Wyeth LLC:
6.45%, 02/01/24		985	1,127,878
5.95%, 04/01/37		5,860	7,027,694

			147,075,973

Professional Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/20		110	108,625

Real Estate Management & Development — 0.2%
ADLER Real Estate AG:
1.50%, 12/06/21	EUR	560	622,824
1.88%, 04/27/23		200	214,607
2.13%, 02/06/24		2,897	3,083,060
3.00%, 04/27/26		1,300	1,366,524
Agile Group Holdings Ltd., 8.50%, 07/18/21	USD	400	406,200

Security	Par (000)		Value

Real Estate Management & Development (continued)
Akelius Residential Property AB, (5 yr. Euro
Swap + 3.488%), 3.88%, 10/05/78 (m)	EUR	200	$222,276
Central China Real Estate Ltd., 6.88%, 10/23/20	USD	1,000	977,500
China Evergrande Group:
4.25%, 02/14/23 (i)	HKD	15,000	1,690,745
7.50%, 06/28/23	USD	476	418,963
8.75%, 06/28/25		296	249,010
China SCE Property Holdings Ltd., 7.45%, 04/17/21		400	391,000
CIFI Holdings Group Co. Ltd.:
0.00%, 02/12/19 (i)(j)	HKD	4,000	515,858
6.38%, 05/02/20	USD	700	696,500
6.88%, 04/23/21		980	958,043
5.50%, 01/23/22		1,300	1,176,500
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		510	390,150
7.38%, 10/04/21		645	468,322
7.95%, 07/05/22		530	368,252
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (b)		104	100,360
Future Land Development Holdings Ltd.:
2.25%, 02/10/19	HKD	7,300	932,071
5.00%, 02/16/20	USD	400	391,514
6.50%, 09/12/20		700	689,500
Global Prime Capital Pte Ltd., 7.25%, 04/26/21		440	441,100
Greenland Global Investment Ltd., 6.75%, 05/22/19		300	299,625
Intu Jersey 2 Ltd., 2.88%, 11/01/22 (i)	GBP	500	522,722
Jingrui Holdings Ltd., 9.45%, 04/23/21	USD	700	640,689
Kaisa Group Holdings Ltd., 8.50%, 06/30/22		254	187,065
Lodha Developers International Ltd., 12.00%, 03/13/20		200	176,000
New Metro Global Ltd., 6.50%, 04/23/21		200	193,460
No Va Land Investment Group Corp., 5.50%, 04/27/23 (i)		800	744,000
Poly Real Estate Finance Ltd., 4.75%, 09/17/23		850	837,946
Powerlong Real Estate Holdings Ltd.:
0.00%, 02/11/19 (j)	HKD	5,000	641,815
6.95%, 04/17/21	USD	400	374,000
RPG Byty SRO, 3.38%, 10/15/24	EUR	200	222,377
Shui On Development Holding Ltd., (5 yr. Swap Semi 30/360 US + 8.809%), 7.50% (i)(m)(n)	USD	500	496,937
Singha Estate PCL, 2.00%, 07/20/22 (i)		1,000	982,924
Summit Germany Ltd., 2.00%, 01/31/25	EUR	200	208,773
Sunac China Holdings Ltd.:
8.63%, 07/27/20	USD	400	403,000
6.88%, 08/08/20		800	785,548
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, 04/15/21 (b)		2,305	2,281,950
Times China Holdings Ltd.:
6.25%, 01/17/21		200	191,988
5.75%, 04/26/22		200	178,335
VLL International, Inc., 5.75%, 11/28/24		375	344,394
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20		410	364,900
Yuzhou Properties Co. Ltd., 7.90%, 05/11/21		1,200	1,189,590

			29,038,917

Road & Rail — 0.5%
Avis Budget Finance PLC, 4.75%, 01/30/26	EUR	3,319	3,584,090
Burlington Northern Santa Fe LLC:
6.15%, 05/01/37	USD	1,656	2,017,260
4.15%, 04/01/45		1,419	1,375,754
4.70%, 09/01/45		1,265	1,322,717
4.13%, 06/15/47		4,080	3,948,529
4.15%, 12/15/48		720	701,175
CSX Corp.:
4.25%, 03/15/29		3,570	3,624,627

23

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Road & Rail (continued)
CSX Corp.: (continued)
4.75%, 11/15/48	USD	1,800	$1,819,533
4.25%, 11/01/66		2,578	2,228,762
Hertz Corp.:
5.88%, 10/15/20		516	500,520
7.38%, 01/15/21		3,267	3,177,157
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	1,076	1,214,212
Norfolk Southern Corp.:
3.65%, 08/01/25	USD	4,095	4,116,368
2.90%, 06/15/26		5,595	5,298,023
4.05%, 08/15/52		3,247	2,899,851
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (b)		7,682	7,179,343
Ryder System, Inc., 3.75%, 06/09/23		455	452,204
Union Pacific Corp.:
3.75%, 07/15/25		4,275	4,315,566
3.38%, 02/01/35		4,034	3,530,421
3.60%, 09/15/37		5,060	4,522,257
3.80%, 10/01/51		1,440	1,221,354
3.88%, 02/01/55		4,114	3,512,705
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,893	2,841,068

			65,403,496

Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.:
2.50%, 12/05/21		6,304	6,153,655
3.90%, 12/15/25		680	667,311
3.50%, 12/05/26		3,570	3,416,864
5.30%, 12/15/45		2,074	2,181,723
Applied Materials, Inc.:
3.90%, 10/01/25		7,995	8,045,440
5.10%, 10/01/35		4,030	4,288,788
4.35%, 04/01/47		3,498	3,419,955
ASM Pacific Technology Ltd., 2.00%, 03/28/19 (i)	HKD	6,000	765,196
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20	USD	16,809	16,599,075
2.20%, 01/15/21		4,190	4,050,752
3.00%, 01/15/22		37,309	35,880,193
Lam Research Corp.:
2.75%, 03/15/20		3,359	3,327,438
2.80%, 06/15/21		2,410	2,383,158
NVIDIA Corp., 3.20%, 09/16/26		5,730	5,434,602
NXP BV/NXP Funding LLC:
4.13%, 06/15/20 (b)		7,682	7,646,209
4.13%, 06/01/21 (b)		15,517	15,323,037
4.63%, 06/15/22 (b)		2,745	2,703,825
3.88%, 09/01/22 (b)		11,145	10,699,200
4.63%, 06/01/23 (b)		610	597,800
4.88%, 03/01/24 (b)		3,910	3,927,165
QUALCOMM, Inc.:
2.60%, 01/30/23		4,495	4,325,643
2.90%, 05/20/24		3,400	3,237,470
3.45%, 05/20/25		2,515	2,419,764
4.80%, 05/20/45		3,119	2,970,851
4.30%, 05/20/47		8,715	7,740,257
Texas Instruments, Inc.:
2.25%, 05/01/23		2,000	1,921,955
4.15%, 05/15/48		2,275	2,270,063

			162,397,389

Software — 0.6%
Autodesk, Inc., 3.50%, 06/15/27		12,270	11,468,740
CDK Global, Inc., 3.80%, 10/15/19		2,000	1,990,000
Microsoft Corp.:
3.50%, 02/12/35		5,373	5,128,023

Security	Par (000)		Value

Software (continued)
Microsoft Corp.: (continued)
3.45%, 08/08/36	USD	14,080	$13,261,386
3.70%, 08/08/46		14,915	14,288,321
Oracle Corp.:
2.25%, 01/10/21	EUR	600	718,242
2.50%, 10/15/22	USD	853	830,186
2.40%, 09/15/23		3,005	2,883,696
3.40%, 07/08/24		4,300	4,291,453
2.65%, 07/15/26		4,215	3,906,301
3.25%, 11/15/27		2,549	2,458,469
3.90%, 05/15/35		5,276	5,050,313
4.00%, 07/15/46		5,854	5,462,282
4.00%, 11/15/47		2,015	1,877,375
SAP SE:
(3 mo. EURIBOR + 0.300%), 0.00%, 04/01/20 (a)	EUR	310	355,514
1.25%, 03/10/28		1,000	1,149,894
VMware, Inc., 2.30%, 08/21/20	USD	6,036	5,912,008

			81,032,203

Specialty Retail — 0.1%
Home Depot, Inc.:
3.90%, 12/06/28		1,840	1,884,631
5.88%, 12/16/36		2,385	2,865,463
3.50%, 09/15/56		1,810	1,521,904
Lowe’s Cos., Inc., 4.38%, 09/15/45		4,380	3,933,110

			10,205,108

Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.:
3.00%, 02/09/24		7,371	7,279,358
2.85%, 05/11/24		16,215	15,820,025
4.50%, 02/23/36		1,890	1,987,538
3.85%, 05/04/43		7,410	7,017,114
3.45%, 02/09/45		1,934	1,712,506
4.65%, 02/23/46		6,205	6,568,230
Dell International LLC/EMC Corp.:
5.88%, 06/15/21 (b)		463	462,501
7.13%, 06/15/24 (b)		356	362,230
8.35%, 07/15/46 (b)		1,058	1,145,592
Dell, Inc., 5.88%, 06/15/19		771	773,891
EMC Corp., 2.65%, 06/01/20		310	297,731
Seagate HDD Cayman, 4.25%, 03/01/22		2,330	2,226,739

			45,653,455

Textiles, Apparel & Luxury Goods — 0.0%
European TopSoho Sarl, 4.00%, 09/21/21 (i)	EUR	700	708,830
PVH Corp., 3.13%, 12/15/27		471	502,862

			1,211,692

Tobacco — 0.4%
Altria Group, Inc.:
2.85%, 08/09/22	USD	1,750	1,679,959
4.00%, 01/31/24		8,815	8,662,905
BAT Capital Corp.:
(3 mo. EURIBOR + 0.500%), 0.18%, 08/16/21 (a)	EUR	740	829,076
3.22%, 08/15/24	USD	12,755	11,748,554
4.54%, 08/15/47		6,417	5,108,256
Philip Morris International, Inc., 1.75%, 03/19/20	EUR	220	256,950
Reynolds American, Inc., 4.45%, 06/12/25	USD	17,240	16,623,406

			44,909,106

Trading Companies & Distributors — 0.2%
Air Lease Corp., 2.63%, 07/01/22		5,215	4,943,318
Ashtead Capital, Inc.:
5.63%, 10/01/24 (b)		2,016	2,036,160
4.13%, 08/15/25 (b)		998	913,170

24

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors (continued)
Ashtead Capital, Inc.: (continued)
5.25%, 08/01/26 (b)	USD	330	$318,450
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		134	132,660
GATX Corp.:
2.60%, 03/30/20		2,962	2,933,208
3.85%, 03/30/27		2,336	2,219,560
Herc Rentals, Inc.:
7.50%, 06/01/22 (b)		6,635	6,883,812
7.75%, 06/01/24 (b)		6,540	6,817,950

			27,198,288

Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27		203	180,701
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27 (b)		1,183	1,089,839
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29 (b)		706	683,055
APRR SA, 1.13%, 01/15/21	EUR	400	466,751
Hidrovias International Finance S.à r.l., 5.95%, 01/24/25 (b)	USD	1,890	1,708,087
Jasa Marga Persero Tbk PT, 7.50%, 12/11/20	IDR	6,700,000	436,898
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27	USD	212	191,796
Rumo Luxembourg Sarl:
7.38%, 02/09/24 (b)		1,228	1,275,585
5.88%, 01/18/25 (b)		2,174	2,081,605
Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 08/09/22 (i)(j)		1,400	1,374,323
Zhejiang Expressway Co. Ltd., 0.00%, 04/21/22 (i)(j)	EUR	1,100	1,199,698

			10,688,338

Wireless Telecommunication Services — 0.8%
Digicel Group Ltd., 7.13%, 04/01/22 (b)	USD	520	230,821
Matterhorn Telecom SA, 3.88%, 05/01/22	EUR	700	779,184
Rogers Communications, Inc., 5.00%, 03/15/44	USD	775	805,916
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	391	460,308
5.00%, 04/15/28		2,431	2,692,987
Sprint Capital Corp., 6.90%, 05/01/19	USD	675	678,375
Sprint Communications, Inc., 7.00%, 03/01/20 (b)		1,024	1,049,600
Sprint Corp.:
7.88%, 09/15/23		312	320,190
7.13%, 06/15/24		156	154,493
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC:
3.36%, 03/20/23 (b)		19,566	19,321,672
4.74%, 09/20/29 (b)		31,575	30,982,969
Vodafone Group PLC:
0.00%, 11/26/20 (i)(j)	GBP	800	982,782
3.75%, 01/16/24	USD	24,888	24,530,396
4.13%, 05/30/25		4,285	4,233,111
5.25%, 05/30/48		11,060	10,383,528

			97,606,332

Total Corporate Bonds — 40.0% (Cost: $5,212,455,487)	.		5,069,275,852

Security	Par (000)		Value

Floating Rate Loan Interests(a) — 2.3%

Aerospace & Defense — 0.0%
Hensoldt Holding Gmbh (FKA Kite Holding Germany Gmbh), Facility B3 (3 mo. EURIBOR + 3.250%, 0.000% Floor), 3.50%, 02/28/24	EUR	1,000	$1,123,982

Airlines — 0.1%
Gol Luxco SA, Term Loan (6 mo. FIXED US + 6.500%, 0.000% Floor), 6.50%, 08/31/20 (o)	USD	7,462	7,629,895

Capital Markets — 0.3%
ION Trading Technologies S.à r.l., Initial Euro Term Loan (2018) (First Lien), 11/21/24 (p)	EUR	1,476	1,628,203
LSTAR Securities Investment Ltd., Term Loan, (1 mo. LIBOR US + 2.000%) 2.000%, 04/01/21 (a)(c)	USD	39,137	38,999,751

			40,627,954

Chemicals — 0.0%
Allnex (Luxembourg) & Cy SCA (FKA AI Chem & Cy SCA), Tranche B-1 Term Loan (3 mo. EURIBOR + 3.250%, 0.000% Floor), 3.25%, 09/13/23	EUR	1,481	1,665,870
Chemours Co., Tranche B-2 Euro Term Loan (3 mo. EURIBOR + 2.000%, 0.500% Floor), 2.50%, 04/03/25		905	1,028,534
MacDermid, Inc. (Platform Specialty Products Corp.), Euro Tranche C-6 Term Loan (1 mo. EURIBOR + 2.500%, 0.750% Floor), 3.25%, 06/07/20		663	756,976
Starfruit Finco BV (Starfruit U.S. Holdco LLC) (AKA AkzoNobel), Initial Euro Term Loan (3 mo. EURIBOR + 3.750%, 0.000% Floor), 09/19/25 (p)		1,000	1,125,987

			4,577,367

Commercial Services & Supplies — 0.1%
Bach Finance Ltd. (AKA Nord Anglia), Initial Euro Term Loan (First Lien) (3 mo. EURIBOR + 3.250%, 0.000% Floor), 3.25%, 08/30/24		1,000	1,123,913
NRC U.S. Holding Co. LLC, Initial Term Loan (3 mo. LIBOR US + 5.250%, 1.000% Floor), 7.49%, 06/11/24	USD	7,897	7,822,938
Verisure Holding AB (Public):
Facility B1E (3 mo. EURIBOR + 3.000%, 0.000% Floor), 10/21/22 (p)	EUR	1,500	1,671,949
Facility B1F, 10/21/22 (p)		2,000	2,261,071

			12,879,871

Construction & Engineering — 0.1%
PLH Infrastructure Services, Inc., Term Loan (3 mo. LIBOR US + 6.000%, 0.000% Floor), 8.34%, 08/07/23 (c)	USD	2,852	2,766,057
Ply Gem Midco, Inc., Initial Term Loan (3 mo. LIBOR US + 3.750%, 0.000% Floor), 6.09%, 04/12/25		3,151	2,867,281

			5,633,338

25

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction Materials — 0.0%
LSF10 XL Bidco SCA (AKA Xella Int), Facility B (1 mo. EURIBOR + 4.000%, 0.000% Floor), 4.00%, 04/11/24	EUR	1,333	$1,493,355

Diversified Financial Services — 0.3%
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan (1 mo. LIBOR US + 2.500%, 0.000% Floor), 4.62%, 12/09/22	USD	13,000	13,000,000
CD&R Firefly Bidco Ltd., Facility B1 (3 mo. LIBOR US + 4.500%, 0.000% Floor), 5.25%, 06/23/25	GBP	1,000	1,249,108
Intelsat Jackson Holdings SA, Tranche B-3 Term Loan (1 mo. LIBOR US + 3.750%, 1.000% Floor), 5.98%, 11/27/23	USD	1,275	1,231,739
Stars Group Holdings BV, USD Term Loan (3 mo. LIBOR US + 3.500%, 0.000% Floor), 5.89%, 07/10/25		11,230	10,828,027
Veritas U.S., Inc., New Euro Term B Loan (3 mo. EURIBOR + 4.500%, 1.000% Floor), 5.50%, 01/27/23	EUR	1,641	1,647,805
Virgin Media SFA Finance Ltd., L Facility (1 mo. LIBOR US + 3.250%, 0.000% Floor), 3.97%, 01/15/27	GBP	2,000	2,465,713

			30,422,392

Diversified Telecommunication Services — 0.1%
Euskaltel SA, Facility B-4 (3 mo. EURIBOR + 2.750%, 0.000% Floor), 2.75%, 11/27/24	EUR	1,000	1,127,705
TDC A/S, Facility B3 (1 mo. EURIBOR + 2.750%, 0.000% Floor), 3.50%, 06/04/25		3,276	3,713,352
Ziggo Secured Finance BV, Term Loan F Facility, 04/15/25 (p)		1,200	1,345,341

			6,186,398

Electronic Equipment, Instruments & Components — 0.0%
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien) (1 mo. LIBOR US + 8.000%, 1.000% Floor), 10.25%, 02/28/26	USD	1,795	1,633,450

Energy Equipment & Services — 0.1%
Pioneer Energy Services Corp. (FKA Pioneer Drilling Co.), Term Loan (1 mo. LIBOR US + 7.750%, 1.000% Floor), 9.90%, 11/08/22 (c)		6,928	6,824,268

Health Care Providers & Services — 0.0%
Diaverum Holding S.a r.l. (FKA Velox Bidco S.a.r.l.), Facility B (6 mo. EURIBOR + 3.250%, 0.000% Floor), 3.25%, 07/04/24	EUR	2,000	2,224,201
HomeVi, Senior Facility B (3 mo. EURIBOR + 3.250%, 0.000% Floor), 10/31/24 (p)		1,000	1,134,053

			3,358,254

Hotels, Restaurants & Leisure — 0.1%
GVC Holdings PLC, Facility B1 (6 mo. EURIBOR + 2.750%, 0.000% Floor), 2.75%, 03/02/23		1,500	1,706,820
Vue International Bidco, Private Loan, 07/31/23 (p)		3,000	3,265,390
Wynn Resorts Ltd., Term Facility Loan (1 mo. LIBOR US + 2.250%, 0.000% Floor), 10/30/24	USD	3,960	3,734,795

			8,707,005

Security	Par (000)		Value

Household Durables — 0.0%
Keter Group BV:
Facility B1 (3 mo. EURIBOR + 4.250%, 1.000% Floor), 10/31/23 (p)	EUR	397	$360,750
Facility B3-A (3 mo. EURIBOR + 4.250%, 1.000% Floor), 10/31/23 (p)		1,000	908,008
Term Loan B4 (3 mo. EURIBOR + 4.250%, 1.000% Floor), 10/31/23 (p)		1,103	1,001,262

			2,270,020

Machinery — 0.0%
Gates Global LLC, Initial B-2 Dollar Term Loan (1 mo. LIBOR US + 2.750%, 1.000% Floor), 4.99%, 04/01/24	USD	1,327	1,258,145

Media — 0.1%
Altice France SA (Ypso France SAS) (AKA Numericable U.S. LLC), EUR TLB-11 Term Loan (3 mo. EURIBOR + 3.000%, 0.000% Floor), 3.00%, 07/31/25	EUR	1,327	1,427,164
Charter Communications Operating LLC (AKA CCO Safari LLC), Term A-2 Loan (1 mo. LIBOR US + 1.500%, 0.000% Floor), 3.75%, 03/31/23	USD	7,369	7,000,124
Promotora De Informaciones:
11/30/22 (p)	EUR	2,861	3,068,944
12/31/22 (p)		350	365,765
Springer Science+Business Media Deutschland GMBH (FKA Blitz 13-253 GmbH), Initial Term B14 Loan (1 mo. EURIBOR + 3.250%, 0.500% Floor), 08/14/22		975	1,102,079

			12,964,076

Metals & Mining — 0.0%
Samarco Mineracao SA, Term Loan, 12/02/18 (p)	USD	1,846	1,292,200

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
ATX Office Owner, Term Loan (1 mo. LIBOR US + 2.247%, 0.000% Floor), 4.38%, 11/01/24 (c)		5,000	5,000,000
Chimera Special Holding LLC, Term Loan,, 10/06/19 (c)(p)		37,115	37,114,675

			42,114,675

Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor II LLC, Initial Term Loan (3 mo. LIBOR US + 4.750%, 0.000% Floor), 11/03/25 (c)		9,547	8,819,041
California Resources Corp.:
Initial Loan (1 mo. LIBOR US + 4.750%, 1.000% Floor), 6.96%, 12/31/22 (c)		5,498	5,314,752
Loan (1 mo. LIBOR US + 10.375%, 1.000% Floor), 10.38%, 12/31/21 (c)		7,760	7,585,400
EG Group Ltd., Facility B (EUR) (3 mo. EURIBOR + 4.000%, 0.000% Floor), 4.00%, 02/07/25	EUR	1,317	1,463,979
Midcoast Energy LLC, Tranche B Term Loan (3 mo. LIBOR US + 5.500%, 0.000% Floor), 7.84%, 08/01/25	USD	3,835	3,714,343
Rain Carbon, Inc., Initial Term Loan (3 mo. EURIBOR + 2.750%, 0.000% Floor), 3.00%, 01/16/25	EUR	1,500	1,701,011

			28,598,526

26

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Paper & Forest Products — 0.0%
Pfleiderer Group SA, Facility B (1 mo. EURIBOR + 5.000%, 0.000% Floor), 5.00%, 08/01/24	EUR	2,000	$2,259,994

Personal Products — 0.0%
IWH UK Midco Ltd., Facility B (3 mo. EURIBOR + 4.000%, 0.000% Floor), 4.00%, 01/31/25		1,000	1,140,973

Real Estate Management & Development — 0.2%
MT II LLC, Term Loan (1 mo. LIBOR US + 2.800%, 1.250% Floor), 06/09/21 (c)(p)	USD	16,923	16,880,658
VICI Properties 1 LLC, Term B Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 4.21%, 12/20/24		1,670	1,591,375

			18,472,033

Specialty Retail — 0.0%
EG Group Ltd., Facility B3 (EUR) (3 mo. EURIBOR + 4.000%, 0.000% Floor), 4.00%, 02/07/25 (c)	EUR	671	744,409
Peer Holdings III BV, Facility B (3 mo. EURIBOR + 3.250%, 0.000% Floor), 3.50%, 03/07/25		1,000	1,117,726

			1,862,135

Thrifts & Mortgage Finance — 0.3%
Caliber Home Loans, Inc., Term Loan, (1 mo. LIBOR US + 3.250%, 0.000% Floor), 5.60%, 04/24/21 (c)	USD	15,971	15,931,254
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan, (1 mo. LIBOR US + 3.375%, 0.000% Floor), 5.85%, 08/27/20 (c)		21,859	21,859,209

			37,790,463

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, Term Loan (1 mo. LIBOR US + 3.250%, 0.000% Floor), 5.40%, 08/13/25 (c)		4,010	3,749,350

Transportation Infrastructure — 0.0%
Silk Bidco AS, Facility B (6 mo. EURIBOR + 3.750%, 0.000% Floor), 4.00%, 02/24/25	EUR	1,500	1,694,274
Swissport International AG, 2018 Incremental Euro Term Loan (3 mo. EURIBOR + 4.375%, 0.000% Floor), 4.38%, 02/09/22		2,129	2,434,889

			4,129,163

Total Floating Rate Loan Interests — 2.3% (Cost: $295,174,522)			288,999,282

Foreign Agency Obligations — 0.3%

Argentina — 0.0%
YPF SA:
8.75%, 04/04/24 (b)	USD	2,036	1,913,840
8.75%, 04/04/24		924	868,560

			2,782,400

Brazil — 0.1%
Petrobras Global Finance BV:
8.75%, 05/23/26		3,099	3,478,628
7.38%, 01/17/27		5,800	5,959,500
6.00%, 01/27/28		3,099	2,920,808

			12,358,936

China — 0.1%
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		775	779,464

Security		Par (000)	Value

China (continued)
Chang Development International Ltd., 3.63%, 01/20/20	USD	750	$731,288
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	800	857,035
China Minmetals Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.717%), 3.75% (m)(n)	USD	339	305,454
China Railway Construction Corp. Ltd., 1.50%, 12/21/21 (i)	CNH	4,000	576,125
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22	USD	1,025	978,419
CNAC HK Finbridge Co. Ltd.:
4.63%, 03/14/23		1,675	1,688,258
5.13%, 03/14/28		200	202,409
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,864,143
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		500	422,958
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20		492	482,600
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23		785	704,538
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21		255	245,119
Inner Mongolia High-Grade High Way Construction And Development Co. Ltd., 4.38%, 12/04/20		300	276,000
Leader Goal International Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.919%), 4.25% (m)(n)		700	646,625

			11,760,435

Colombia — 0.0%
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (b)		1,501	1,517,886

France — 0.1%
Electricite de France SA, 4.50%, 09/21/28 (b)		4,815	4,666,877
Orano SA, 4.88%, 09/23/24	EUR	850	961,582

			5,628,459

Germany — 0.0%
Deutsche Bahn Finance GMBH, (3 mo. EURIBOR + 0.280%), 0.00%, 09/09/22 (a)		310	357,183

India — 0.0%
Greenko Investment Co., 4.88%, 08/16/23	USD	789	705,169
Power Finance Corp. Ltd., 3.75%, 12/06/27		1,730	1,427,250
Rural Electrification Corp. Ltd.:
3.88%, 07/07/27		400	364,500
4.63%, 03/22/28		270	254,247

			2,751,166

Indonesia — 0.0%
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23		1,925	1,958,688

Malaysia — 0.0%
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28		250	254,250

Mexico — 0.0%
Mexico City Airport Trust, 4.25%, 10/31/26 (b)		1,795	1,606,525

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36 (b)		1,172	1,183,720

27

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Saudi Arabia — 0.0%
SABIC Capital II BV, 4.00%, 10/10/23 (b)	USD	1,864	$1,852,350

Total Foreign Agency Obligations — 0.3% (Cost: $45,265,887)			44,011,998

Foreign Government Obligations — 2.2%

Argentina — 0.3%
Argentina Bonar Bonds:
8.00%, 10/08/20		4,478	4,188,005
8.75%, 05/07/24		4,418	4,016,646
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	56,870	1,846,905
Provincia de Rio Negro, 7.75%, 12/07/25 (b)	USD	1,950	1,365,000
Republic of Argentina:
3.38%, 10/12/20	CHF	385	355,262
6.88%, 04/22/21	USD	5,763	5,208,311
5.63%, 01/26/22		6,474	5,462,437
4.63%, 01/11/23		2,233	1,761,279
7.63%, 04/22/46		4,498	3,249,805
6.88%, 01/11/48		6,153	4,268,644
7.13%, 06/28/2117		3,602	2,575,430

			34,297,724

China — 0.0%
People’s Republic of China, 3.30%, 07/04/23	CNH	3,500	500,155

Colombia — 0.3%
Republic of Colombia:
7.50%, 08/26/26	COP	33,257,000	10,779,116
3.88%, 04/25/27	USD	24,970	23,827,622
7.00%, 06/30/32	COP	24,019,000	7,282,064

			41,888,802

Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 04/29/20	USD	4,105	4,140,919
6.13%, 01/31/22		2,220	2,175,600
5.58%, 02/21/23 (b)		2,211	2,089,395
4.75%, 04/16/26 (b)	EUR	1,712	1,775,181
7.90%, 02/21/48 (b)	USD	2,565	2,205,900

			12,386,995

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24		8,710	9,284,738

Indonesia — 0.1%
Republic of Indonesia:
4.10%, 04/24/28		5,130	4,969,687
7.50%, 05/15/38	IDR	107,256,000	6,791,140
5.35%, 02/11/49	USD	875	899,102

			12,659,929

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		775	724,625

Mexico — 0.8%
United Mexican States:
5.75%, 03/05/26	MXN	38,367	1,648,218
4.15%, 03/28/27	USD	77,798	74,977,823
7.50%, 06/03/27	MXN	66,794	3,154,642
7.75%, 11/23/34		122,493	5,647,305
10.00%, 11/20/36		74,000	4,139,928
8.50%, 11/18/38		153,000	7,484,356
7.75%, 11/13/42		157,000	7,042,315

			104,094,587

Nigeria — 0.0%
Federal Republic of Nigeria, 9.25%, 01/21/49 (b)	USD	4,576	4,444,440

Security		Par (000)	Value

Panama — 0.1%
Republic of Panama, 3.75%, 03/16/25	USD	12,640	$12,542,040

Peru — 0.1%
Republic of Peru, 7.35%, 07/21/25		10,368	12,581,568

Philippines — 0.2%
Republic of the Philippines, 3.00%, 02/01/28		20,370	19,275,113

South Africa — 0.0%
Republic of South Africa, 8.75%, 02/28/48	ZAR	56,685	3,503,938

Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27	USD	10,768	10,792,558

Total Foreign Government Obligations — 2.2% (Cost: $291,481,270)			278,977,212

	Shares

Investment Companies — 0.8%
iShares iBoxx High Yield Corporate Bond ETF (g)(v)		779,900	63,249,890
iShares J.P. Morgan USD Emerging Markets Bond ETF (v)		350,248	36,394,270

Total Investment Companies — 0.8% (Cost: $99,673,679)			99,644,160

	Par (000)

Non-Agency Mortgage-Backed Securities — 4.5%

Collateralized Mortgage Obligations — 1.6%
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.940%), 3.10%, 10/25/46 (a)	USD	1,005	879,736
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 2.72%, 10/25/46 (a)		2,924	2,081,210
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 3.08%, 11/25/46 (a)		3,810	1,893,788
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 2.86%, 02/25/47 (a)		873	529,778
APS Resecuritization Trust:
Series 2016-1, Class 1MZ, 4.71%, 07/31/57 (b)(d)		6,811	2,048,886
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 5.36%, 09/27/46 (a)(b)(c)		6,598	6,597,877
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 5.11%, 04/27/47 (a)(b)(c)		1,601	1,537,048
ARI Investments LLC, Series 2017-1, Class A, 4.48%, 01/06/25 (c)(d)		3,302	3,302,046
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36 (b)(d)		4,336	860,910
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 (b)(c)(d)		1,612	1,653,361
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35 (e)		310	298,351
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.79%, 08/25/36 (a)		1,926	1,914,351

28

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust: (continued)
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 2.68%, 03/25/37 (a)	USD	518	$467,510
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.65%, 03/25/37 (a)		774	740,677
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.72%, 06/25/37 (a)		851	797,594
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.54%, 12/25/35 (b)(d)(v)		3	2,975
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		28,823	21,300,795
CIM Trust, Series 17-6, Class A1, 3.02%, 06/25/57 (b)(c)(d)		1,800	1,762,003
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37		2,382	2,071,146
Series 2008-2, Class 1A1, 6.50%, 06/25/38		7,133	6,015,041
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		24	23,944
Countrywide Alternative Loan Trust:
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 2.86%, 06/25/35 (a)		4,820	4,268,598
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.600%), 3.11%, 01/25/36 (a).		801	676,736
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.16%, 02/25/36 (a)		978	889,955
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,976	1,529,996
Series 2006-15CB, Class A1, 6.50%, 06/25/36		462	345,298
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.400%), 2.91%, 08/25/36 (a)		6,502	2,437,208
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 3.89%, 11/25/46 (a)		4,151	3,582,281
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.340%), 2.85%, 10/25/46 (a)		4,389	2,850,663
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 2.66%, 03/20/47 (a)		11,232	9,417,353
Series 2006-OA6, Class 1A2, (1 mo. LIBOR US + 0.210%), 2.72%, 07/25/46 (a)		4,095	3,778,286
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 2.70%, 07/25/46 (a)		589	562,412
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 2.74%, 11/25/36 (a)		1,727	1,331,656
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.76%, 07/25/46 (a)		2,528	1,971,391
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		448	320,878
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.65%, 04/25/47 (a)		1,282	1,213,406
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.69%, 04/25/47 (a)		241	37,348
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.180%), 2.69%, 06/25/47 (a)		464	356,027
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 2.75%, 08/25/47 (a)		672	508,066
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.540%), 3.05%, 02/25/35 (a)		319	301,759

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass-Through Trust: (continued)
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.12%, 04/25/46 (a)	USD	1,586	$799,920
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 2.71%, 04/25/46 (a)		816	750,299
Series 2007-15, Class 2A2, 6.50%, 09/25/37		11,248	8,284,792
Credit Suisse Commercial Mortgage Trust, Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.200%), 2.52%, 02/27/36 (a)(b)		830	775,688
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 4.02%, 01/27/36 (b)(d)		199	199,183
Series 2011-5R, Class 3A1, 4.15%, 09/27/47 (b)(d)		517	512,499
Series 2014-11R, Class 16A1, 4.05%, 09/27/47 (b)(d)		1,953	1,966,965
Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 2.68%, 03/27/36 (a)(b)		297	292,854
Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 2.68%, 03/27/36 (a)(b)(c)		2,721	1,422,689
Credit Suisse Mortgage Trust:
Series 2009-12R, Class 3A1, 6.50%, 10/27/37 (b)		8,103	4,636,030
Series 2009-5R, Class 4A4, 3.80%, 06/25/36 (b)(d)		2,005	1,849,695
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 2.44%, 08/27/36 (a)(b)(c)		1,666	1,460,126
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 3.86%, 11/25/35 (a)		1,380	491,977
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.170%), 2.68%, 08/25/47 (a)		1,698	1,158,265
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, (1 mo. LIBOR US + 0.500%), 2.82%, 01/27/37 (a)(b)(c)		198	193,961
Deutsche Alt-B Securities Mortgage Loan Trust:
Series 2006-AB3, Class A3, 6.51%, 07/25/36 (d)		608	533,336
Series 2006-AB3, Class A8, 6.36%, 07/25/36 (d)		388	340,111
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 4.16%, 03/25/36 (a)		970	916,265
HarborView Mortgage Loan Trust:
Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 2.70%, 05/19/47 (a)		655	525,505
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 2.72%, 07/19/47 (a)		946	831,279
Impac CMB Trust:
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.520%), 3.03%, 03/25/35 (a)		1,698	1,609,202
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.500%), 3.01%, 10/25/35 (a)		1,209	1,159,099
IndyMac INDX Mortgage Loan Trust:
Series 2007-AR19, Class 3A1, 3.74%, 09/25/37 (d)		3,590	2,479,816

29

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
IndyMac INDX Mortgage Loan Trust: (continued)
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.240%), 2.75%, 08/25/37 (a)	USD	1,290	$1,131,556
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.210%), 2.72%, 03/25/37 (a)		1,919	1,758,951
Series 2007-A2, Class 2A1, 4.11%, 05/25/37 (d)		451	400,871
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.66%, 12/25/37 (a)		1,222	1,122,932
LSTAR Securities Investment Ltd., Series 2018-1, Class A, (1 mo. LIBOR US + 1.550%), 4.07%, 02/01/23 (a)(b)		4,522	4,566,968
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.72%, 08/25/37 (b)(d)		1,440	1,078,143
MCM:
Series 18-NPL1, Class A, 2.51%, 06/25/58 (b)(c)(d)		7,093	6,965,263
Series 18-NPL1, Class B, 2.51%, 06/25/58 (b)(c)(d)		13,100	2,096,000
Series 18-NPL2, Class A, 4.00%, 10/25/28 (b)(c)		14,000	13,818,000
Series 18-NPL2, Class B, 0.00%, 10/25/28 (b)(c)		19,270	5,476,534
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 2.72%, 04/25/37 (a)		2,651	2,230,579
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.63%, 05/25/36 (d)		2,126	1,938,250
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 2.69%, 04/16/36 (a)(b)		9,245	8,077,127
Nomura Asset Acceptance Corp. Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%, 02/19/30 (b)(d)		574	574,860
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36 (e)		634	236,188
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 2.93%, 06/25/37 (a)		528	444,721
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, (3 mo. LIBOR US + 0.180%), 2.62%, 01/15/39 (a)		354	328,819
RALI Trust, Series 2007-QH9, Class A1, 3.41%, 11/25/37 (d)		979	869,094
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 2.85%, 06/25/35 (a)(b)		602	578,655
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 2.91%, 09/25/35 (a)(b)		202	186,930
Seasoned Credit Risk Transfer Trust:
Series 2017-3, Class M2, 4.75%, 07/25/56 (b)(d)		1,550	1,495,802
Series 2018-1, Class BX, 6.88%, 05/25/57 (c)(d)		560	282,190
Series 2018-1, Class M, 4.75%, 05/25/57 (d)		500	471,454
Series 2018-3, Class M, 4.75%, 08/25/57 (b)(d)		2,700	2,611,979
STACR Trust, Series 2018-DNA2, Class M2, (1 mo. LIBOR US + 2.150%), 4.66%, 12/25/30 (a)(b)		3,320	3,223,073

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.79%, 04/25/36 (d)	USD	1,163	$959,942
Structured Asset Mortgage Investments II Trust:
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.190%), 2.70%, 06/25/36 (a)(c)		3,368	2,896,584
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.72%, 05/25/46 (a)		656	551,522
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 4.32%, 06/25/47 (a)		605	539,855
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 3.04%, 01/25/45 (a)		661	445,772
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		4,926	4,416,423
Series 2006-4, Class 3A1, 6.50%, 05/25/36 (e)		1,689	1,445,326
Series 2006-4, Class 3A5, 6.35%, 05/25/36 (e)		655	560,415

Total Collateralized Mortgage Obligations — 1.6% (Cost: $206,828,466)			200,128,678

Commercial Mortgage-Backed Securities — 2.8%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37 (b)(d)		1,169	1,048,914
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.119%), 4.57%, 09/15/34 (a)(b)		5,475	5,364,768
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29 (b)		700	742,235
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29 (b)(d)		1,340	1,308,245
AREIT Trust, Series 2018-CRE1, Class A, (1 mo. LIBOR US + 0.850%), 3.29%, 02/14/35 (a)(b)		674	673,675
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.100%), 4.56%, 04/15/35 (a)(b)		3,450	3,398,320
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43		274	279,441
Atrium Hotel Portfolio Trust:
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.950%), 4.41%, 12/15/36 (a)(b)		4,840	4,779,746
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.050%), 5.51%, 12/15/36 (a)(b)		1,490	1,457,020
Series 2018-ATRM, Class E, (1 mo. LIBOR US + 3.400%), 5.86%, 06/15/35 (a)(b)		1,640	1,625,703
Aventura Mall Trust, Series 2013-AVM, Class D, 3.74%, 12/05/32 (b)(d)		300	305,160
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.700%), 4.16%, 09/15/34 (a)(b)		2,375	2,368,892
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49 (d)		158	158,371
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2015-200P, Class F, 3.60%, 04/14/33 (b)(d)		731	691,194
Series 2016-ISQ, Class E, 3.61%, 08/14/34 (b)(d)		6,140	5,388,114

30

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust: (continued)
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.500%), 3.96%, 11/15/32 (a)(b)	USD	970	$970,000
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 4.46%, 11/15/32 (a)(b)		1,930	1,930,000
Bancorp Commercial Mortgage Trust, Series 2018-CR3, Class A, (1 mo. LIBOR US + 0.850%), 3.31%, 01/15/33 (a)(b)		2,114	2,095,254
BANK, Series 2018-BN13, Class A5, 4.22%, 08/15/61		1,850	1,915,227
Barclays Commercial Mortgage Trust:
Series 2015-STP, Class E, 4.28%, 09/10/28 (b)(d)		100	96,936
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.722%), 3.18%, 03/15/37 (a)(b)		918	901,843
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.449%), 3.90%, 03/15/37 (a)(b)		1,120	1,086,446
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, (1 mo. LIBOR US + 0.310%), 2.82%, 08/25/35 (a)(b)		1,462	1,385,815
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.300%), 2.81%, 01/25/36 (a)(b)		369	350,445
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.390%), 2.90%, 01/25/36 (a)(b)		104	99,224
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.450%), 2.96%, 01/25/36 (a)(b)		277	264,422
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 2.87%, 04/25/36 (a)(b)		380	364,744
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.250%), 2.76%, 10/25/36 (a)(b) .		698	658,582
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.300%), 2.81%, 10/25/36 (a)(b)		487	460,350
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.230%), 2.74%, 12/25/36 (a)(b)		1,023	983,959
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 4.01%, 12/25/37 (a)(b)		1,980	1,484,643
BBCMS Mortgage Trust, Series 2018-CHRS, Class E, 4.27%, 08/05/38 (b)(d)		980	858,245
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35 (b)		2,730	2,682,304
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36 (b)(d)		790	744,666
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.47%, 01/12/45 (d)		966	971,056
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%, 04/10/51 (b)		210	169,046
Series 2018-B5, Class A4, 4.21%, 07/15/51		1,390	1,443,627
BHMS:
Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.250%), 3.71%, 07/15/35 (a)(b)		2,770	2,756,304
Series 2018-ATLS, Class C, (1 mo. LIBOR US + 1.900%), 4.36%, 07/15/35 (a)(b)		950	936,965
BSPRT Issuer Ltd., Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.820%) 3.28%, 10/15/34 (a)(b)(c)		236	234,959
BWAY Mortgage Trust:
Series 2013-1515, Class A2, 3.45%, 03/10/33 (b)		2,920	2,907,197
Series 2013-1515, Class D, 3.63%, 03/10/33 (b)		1,400	1,361,661

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust: (continued)
Series 2013-1515, Class E, 3.72%, 03/10/33 (b)	USD	250	$241,006
BX Commercial Mortgage Trust, Series 2018-IND, Class H, (1 mo. LIBOR US + 3.000%), 5.46%, 11/15/35 (a)(b)		15,657	15,490,367
BXP Trust:
Series 2017-CC, Class D, 3.55%, 08/13/37 (b)(d)		750	699,436
Series 2017-CC, Class E, 3.55%, 08/13/37 (b)(d)		1,450	1,254,883
Series 2017-GM, Class E, 3.43%, 06/13/39 (b)(d)		1,240	1,130,792
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29 (b)(d)		560	572,144
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50		632	625,829
CD Mortgage Trust, Series 2018-CD7, Class A4, 4.28%, 08/15/51		2,190	2,285,202
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	415,105
Series 2018-TAN, Class C, 5.30%, 02/15/33 (b)		1,160	1,186,573
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.79%, 04/10/28 (b)(d)		1,880	1,870,204
Series 2015-SMRT, Class F, 3.79%, 04/10/28 (b)(d)		230	228,270
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.790%), 3.25%, 07/15/32 (a)(b)		4,330	4,289,523
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 4.06%, 07/15/32 (a)(b)		3,190	3,138,304
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 4.61%, 07/15/32 (a)(b)		4,870	4,793,577
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.06%, 03/10/47 (d)		440	456,994
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 7.66%, 07/15/27 (a)(b)		370	369,505
Series 2016-C1, Class C, 4.95%, 05/10/49 (d)		1,290	1,298,822
Series 2016-GC37, Class C, 4.92%, 04/10/49 (d)		640	656,710
Series 2016-P3, Class C, 4.83%, 04/15/49 (d)		120	122,363
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		4,578	4,704,633
Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	851,207
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 5.90%, 06/11/32 (a)(b)		3,560	3,531,815
Commercial Mortgage Pass-Through Certificates:
Series 2005-C6, Class F, 5.68%, 06/10/44 (b)(d)		457	463,325
Series 2013-GAM, Class A2, 3.37%, 02/10/28 (b)		1,656	1,643,916
Series 2014-CR14, Class A4, 4.24%, 02/10/47 (d)		855	889,920

31

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates: (continued)
Series 2014-CR15, Class C, 4.72%, 02/10/47 (d)	USD	260	$269,236
Series 2014-CR16, Class A4, 4.05%, 04/10/47		4,806	4,959,228
Series 2014-CR17, Class A5, 3.98%, 05/10/47		2,642	2,719,200
Series 2014-CR18, Class A4, 3.55%, 07/15/47		390	392,422
Series 2014-CR19, Class A5, 3.80%, 08/10/47		1,391	1,418,241
Series 2014-CR21, Class C, 4.42%, 12/10/47 (d)		1,010	1,012,866
Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 5.54%, 08/13/27 (a)(b)		540	542,818
Series 2014-TWC, Class B, (1 mo. LIBOR US + 1.600%), 3.99%, 02/13/32 (a)(b)		3,190	3,175,848
Series 2015-CR23, Class CMC, 3.69%, 05/10/48 (b)(d)		210	207,929
Series 2015-CR23, Class CMD, 3.69%, 05/10/48 (b)(d)		5,250	5,186,166
Series 2015-CR23, Class CME, 3.69%, 05/10/48 (b)(d)		2,600	2,568,073
Series 2015-CR25, Class A4, 3.76%, 08/10/48		2,850	2,889,216
Series 2015-CR25, Class C, 4.54%, 08/10/48 (d)		1,010	986,660
Series 2015-LC19, Class A4, 3.18%, 02/10/48		1,785	1,760,436
Series 2015-LC19, Class C, 4.26%, 02/10/48 (d)		700	689,666
Series 2015-LC19, Class D, 2.87%, 02/10/48 (b)		890	737,401
Series 2015-LC21, Class C, 4.30%, 07/10/48 (d)		1,600	1,587,079
Series 2017-COR2, Class D, 3.00%, 09/10/50 (b)		860	681,733
Series 2018-HCLV, Class B, (1 mo. LIBOR US + 1.400%), 3.86%, 09/15/33 (a)(b)		1,420	1,420,000
Commercial Mortgage Trust:
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,350	2,420,069
Series 2014-PAT, Class A, (1 mo. LIBOR US + 0.800%), 3.19%, 08/13/27 (a)(b)		4,938	4,933,722
Series 2014-TWC, Class A, (1 mo. LIBOR US + 0.850%), 3.24%, 02/13/32 (a)(b)		1,715	1,709,863
Series 2014-UBS4, Class C, 4.62%, 08/10/47 (d)		2,395	2,374,808
Series 2015-LC23, Class A4, 3.77%, 10/10/48		380	385,598
Series 2016-667M, Class D, 3.18%, 10/10/36 (b)(d)		630	570,861
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 02/10/34 (b)(d)		1,971	1,927,031
Series 2015-TEXW, Class A, 3.08%, 02/10/34 (b)		2,948	2,935,312
Series 2015-TEXW, Class D, 3.85%, 02/10/34 (b)(d)		1,330	1,319,073

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Core Industrial Trust: (continued)
Series 2015-TEXW, Class E, 3.85%, 02/10/34 (b)(d)	USD	250	$245,817
Series 2015-TEXW, Class F, 3.85%, 02/10/34 (b)(d)		5,869	5,704,984
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class C, 4.95%, 07/15/37 (d)		172	173,898
Credit Suisse Mortgage Capital Certificates:
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (b)		2,330	2,373,845
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.950%), 3.41%, 12/15/30 (a)(b)		900	896,305
Series 2017-TIME, Class A, 3.65%, 11/13/39 (b)		850	848,993
Credit Suisse Mortgage Trust, Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 4.06%, 11/15/33 (a)(b)		478	479,597
CSWF, Series 2018-TOP, Class A, (1 mo. LIBOR US + 1.000%), 3.46%, 08/15/35 (a)(b)		1,388	1,371,988
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class A, 3.45%, 10/10/34 (b)		2,540	2,522,505
Series 2017-BRBK, Class E, 3.53%, 10/10/34 (b)(d)		4,290	4,034,168
Series 2017-BRBK, Class F, 3.53%, 10/10/34 (b)(c)(d)		880	781,109
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.56%, 09/10/35 (b)(d)		1,190	1,196,494
FREMF Mortgage Trust:
Series 2016-K54, Class B, 4.05%, 04/25/48 (b)(d)		1,280	1,262,833
Series 2017-K64, Class B, 3.98%, 05/25/50 (b)(d)		766	741,061
Series 2018-K74, Class B, 4.09%, 02/25/51 (b)(d)		780	756,299
Series 2018-K77, Class B, 4.16%, 05/25/51 (b)		770	745,286
Series 2018-K80, Class B, 4.23%, 08/25/50 (b)(d)		1,510	1,462,674
FRESB Mortgage Trust:
Series 2018-SB52, Class A10F, 3.48%, 06/25/28 (d)		2,512	2,515,875
Series 2018-SB53, Class A10F, 3.66%, 06/25/28 (d)		1,477	1,495,139
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (b)(d)		2,071	2,032,711
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.900%), 3.38%, 11/21/35 (a)(b)		2,977	2,950,653
Grace Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28 (b)(d)		1,662	1,636,324
GS Mortgage Securities Corp Trust:
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.300%), 3.76%, 07/15/32 (a)(b)		230	227,474
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.500%), 3.96%, 07/15/32 (a)(b)		480	472,538
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 4.26%, 07/15/32 (a)(b)		549	540,510

32

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp Trust: (continued)
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 4.96%, 07/15/32 (a)(b)	USD	170	$167,184
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class A, 5.37%, 05/03/32 (b)		2,750	3,059,821
Series 2013-KING, Class E, 3.44%, 12/10/27 (b)(d)		2,990	2,957,293
GS Mortgage Securities Corp. Trust:
Series 2017-GPTX, Class A, 2.86%, 05/10/34 (b)		2,290	2,270,693
Series 2018-CHLL, Class E, (1 mo. LIBOR US + 2.350%), 4.81%, 02/15/37 (a)(b)		730	729,819
Series 2018-HULA, Class D, (1 mo. LIBOR US + 1.800%), 4.26%, 07/15/25 (a)(b)		1,220	1,201,839
GS Mortgage Securities Trust:
Series 2010-C1, Class A1, 3.68%, 08/10/43 (b)		232	232,203
Series 2014-GC20, Class B, 4.53%, 04/10/47 (d)		140	139,195
Series 2014-GC22, Class D, 4.69%, 06/10/47 (b)(d)		71	63,448
Series 2014-GC24, Class A5, 3.93%, 09/10/47		882	903,808
Series 2015-GC32, Class C, 4.41%, 07/10/48 (d)		1,370	1,354,143
Series 2015-GC32, Class D, 3.35%, 07/10/48		268	228,573
Series 2016-RENT, Class C, 4.07%, 02/10/29 (b)(d)		1,070	1,073,317
Series 2017-GS7, Class D, 3.00%, 08/10/50 (b)		530	443,736
Series 2017-GS7, Class E, 3.00%, 08/10/50 (b)		180	146,302
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31 (b)		3,390	3,320,404
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 08/10/38 (b)		2,640	2,502,743
IMT Trust:
Series 2017-APTS, Class AFX, 3.48%, 06/15/34 (b)		1,540	1,548,139
Series 2017-APTS, Class DFX, 3.50%, 06/15/34 (b)(d)		1,600	1,528,241
Series 2017-APTS, Class EFX, 3.50%, 06/15/34 (b)(d)		810	753,330
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, (1 mo. LIBOR US + 0.700%), 3.16%, 01/15/33 (a)(b)		620	614,904
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class A4, 3.49%, 01/15/48		1,247	1,248,158
Series 2015-C33, Class D1, 4.12%, 12/15/48 (b)(d)		1,873	1,753,521
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.57%, 03/15/50 (b)(d)		3,549	3,246,157
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.300%), 3.76%, 06/15/45 (a)(b)		430	438,869
Series 2014-C20, Class A5, 3.81%, 07/15/47		1,990	2,025,167
Series 2014-C21, Class A5, 3.78%, 08/15/47		1,420	1,441,944
Series 2014-C22, Class A4, 3.80%, 09/15/47		563	572,269

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2015-UES, Class C, 3.62%, 09/05/32 (b)(d)	USD	3,431	$3,417,160
Series 2015-UES, Class E, 3.62%, 09/05/32 (b)(d)		3,880	3,799,476
Series 2016-NINE, Class A, 2.85%, 10/06/38 (b)(d)		4,650	4,417,224
Series 2017-JP5, Class D, 4.65%, 03/15/50 (b)(d)		1,650	1,560,534
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	314,347
Series 2017-MAUI, Class D, (1 mo. LIBOR US + 1.950%), 4.34%, 07/15/34 (a)(b)		470	461,541
Series 2017-MAUI, Class F, (1 mo. LIBOR US + 3.750%), 6.14%, 07/15/34 (a)(b)		240	234,083
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class F, 6.19%, 06/15/38 (d)		297	303,347
Lehman Brothers Small Balance Commercial Mortgage Trust:
Series 2006-2A, Class M2, (1 mo. LIBOR US + 0.390%), 2.90%, 09/25/36 (a)(b)		670	646,406
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 2.76%, 03/25/37 (a)(b)		1,337	1,284,681
MAD Mortgage Trust:
Series 2017-330M, Class D, 3.98%, 08/15/34 (b)(d)		1,085	1,058,173
Series 2017-330M, Class E, 4.03%, 08/15/34 (b)(d)		3,010	2,893,853
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.32%, 09/12/42 (b)(d)		1,350	1,380,330
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		3,880	3,965,917
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	1,027,068
Series 2015-C23, Class D, 4.13%, 07/15/50 (b)(d)		412	372,635
Series 2015-C24, Class A4, 3.73%, 05/15/48		840	849,311
Series 2015-C25, Class C, 4.53%, 10/15/48 (d)		430	430,937
Series 2015-C26, Class A5, 3.53%, 10/15/48		810	808,921
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		762	647,586
Series 2017-C33, Class C, 4.56%, 05/15/50 (d)		840	830,711
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31 (b)		820	802,612
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.26%, 10/15/42 (d)		1,601	1,649,338
Series 2006-T21, Class AJ, 5.24%, 10/12/52 (d)		164	164,445
Series 2007-T27, Class AJ, 5.95%, 06/11/42 (d)		2,199	2,346,036
Series 2014-CPT, Class E, 3.45%, 07/13/29 (b)(d)		250	245,446
Series 2014-CPT, Class F, 3.45%, 07/13/29 (b)(d)		1,789	1,733,998
Series 2014-CPT, Class G, 3.45%, 07/13/29 (b)(d)		1,290	1,235,600
Series 2015-MS1, Class C, 4.03%, 05/15/48 (d)		1,000	947,436

33

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust: (continued)
Series 2015-MS1, Class D, 4.03%, 05/05/48 (b)(d)	USD	310	$277,004
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 5.06%, 11/15/34 (a)(b)		6,092	5,989,091
Series 2017-H1, Class A5, 3.53%, 06/15/50		1,090	1,077,735
Series 2017-H1, Class C, 4.28%, 06/15/50 (d)		950	914,467
Series 2017-H1, Class D, 2.55%, 06/15/50 (b)		4,190	3,125,949
Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 4.41%, 11/15/34 (a)(b)		1,020	1,005,104
Series 2018-H3, Class C, 4.85%, 07/15/51 (d)		1,400	1,393,378
Series 2018-MP, Class E, 4.28%, 07/11/40 (b)(d)		1,640	1,514,938
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.550%), 4.61%, 07/15/35 (a)(b)		2,240	2,203,571
Morgan Stanley Capital I, Inc.:
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	328,022
Series 2017-JWDR, Class E, (1 mo. LIBOR US + 3.050%), 5.51%, 11/15/34 (a)(b)		1,890	1,864,052
Series 2018-H3, Class A5, 4.18%, 07/15/51		1,670	1,722,228
Series 2018-H3, Class D, 3.00%, 07/15/51 (b)		960	785,472
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, (1 mo. LIBOR US
+ 0.950%), 3.26%, 06/15/35 (a)(b)		810	799,993
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39 (b)(d)		3,730	3,328,575
Prima Capital CRE Securitization Ltd.,
Series 2015-4A, Class C, 4.00%, 08/24/49 (b)(c)		900	889,200
RAIT Trust, Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 4.96%, 06/15/37 (a)(b)		550	545,180
Resource Capital Corp. Ltd.:
Series 2017-CRE5, Class A, (1 mo. LIBOR US + 0.800%), 3.26%, 07/15/34 (a)(b)		977	977,369
Series 2017-CRE5, Class B, (1 mo. LIBOR US + 2.000%), 4.46%, 07/15/34 (a)(b)		939	934,074
RSO, Series 17, Class REPO, 5.20%, 07/17/20 (c)		9,872	9,871,994
U.S. Mortgage, Series 2018-USDC, Class F, 4.49%, 05/09/38 (b)(d)		1,420	1,340,052
Velocity Commercial Capital Loan Trust:
Series 2015-1, Class AFL, (1 mo. LIBOR US + 2.430%), 4.94%, 06/25/45 (a)(b)		104	103,868
Series 2016-1, Class M4, 8.29%, 04/25/46 (b)(d)		370	431,473
Series 2016-2, Class M1, 3.66%, 10/25/46 (d)		360	362,490
Series 2016-2, Class M2, 4.46%, 10/25/46 (d)		200	200,687
Series 2016-2, Class M3, 5.50%, 10/25/46 (d)		800	816,304
Series 2016-2, Class M4, 7.23%, 10/25/46 (d)		370	381,900
Series 2017-1, Class M2, 4.45%, 05/25/47 (b)(d)		410	404,744
Series 2017-1, Class M3, 5.35%, 05/25/47 (b)(d)		410	411,335
Series 2017-2, Class M3, 4.24%, 11/25/47 (b)(d)		712	705,855
Series 2017-2, Class M4, 5.00%, 11/25/47 (b)(d)		427	422,652
Series 2018-1, Class M2, 4.26%, 04/25/48 (b)		365	362,977
VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, 12/13/29 (b)(d)		550	548,611
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, (1 mo. LIBOR US + 1.350%), 3.81%, 06/15/29 (a)(b)		4,735	4,725,745

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%, 12/15/47	USD	550	$550,492
Series 2015-C27, Class C, 3.89%, 02/15/48		902	852,880
Series 2015-C31, Class A4, 3.70%, 11/15/48		1,800	1,816,036
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (d)		3,050	3,093,341
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		608	614,613
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (d)		95	86,595
Series 2015-P2, Class A4, 3.81%, 12/15/48		2,150	2,195,735
Series 2017-C38, Class A5, 3.45%, 07/15/50		1,261	1,236,571
Series 2017-C39, Class C, 4.12%, 09/15/50		590	566,751
Series 2017-C39, Class D, 4.36%, 09/15/50 (b)(d)		430	387,399
Series 2017-C41, Class D, 2.60%, 11/15/50 (b)(d)		1,772	1,415,316
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 3.28%, 12/13/31 (a)(b)		1,508	1,500,858
Series 2018-1745, Class A, 3.75%, 06/15/36 (b)(d)		930	939,720
Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.157%), 4.61%, 12/15/36 (a)(b)		890	878,628
Series 2018-C44, Class D, 3.00%, 05/15/51 (b)		1,100	862,660
Series 2018-C45, Class C, 4.73%, 06/15/51		530	525,119
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, (1 mo. LIBOR US + 0.950%), 3.41%, 03/15/44 (a)(b)		77	77,177
Series 2014-C21, Class A5, 3.68%, 08/15/47		1,515	1,537,401

Total Commercial Mortgage-Backed Securities — 2.8% (Cost: $351,087,745)			347,861,531

Interest Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.24%, 07/25/56 (b)(d)		3,289	376,283

Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37 (b)(d)		13,000	184,210
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.63%, 02/15/50 (d)		11,850	536,094
Series 2017-BNK3, Class XD, 1.29%, 02/15/50 (b)(d)		5,000	431,100
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 08/10/35 (b)(d)		17,710	1,127,773
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XD, 1.70%, 01/10/48 (b)(d)		5,497	555,637
Series 2016-C4, Class XA, 1.73%, 05/10/58 (d)		6,161	579,756
Series 2016-C4, Class XB, 0.73%, 05/10/58 (c)(d)		5,810	281,785
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.07%, 03/10/46 (d)		20,585	585,663

34

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates: (continued)
Series 2015-3BP, Class XA, 0.06%, 02/10/35 (b)(d)	USD	150,000	$829,500
Series 2015-CR25, Class XA, 0.92%, 08/10/48 (d)		23,316	1,046,395
Series 2018-COR3, Class XD, 1.75%, 05/10/51 (b)(d)		3,200	417,097
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.77%, 02/10/34 (b)(d)		12,812	261,724
Series 2015-WEST, Class XA, 0.94%, 02/10/37 (b)(d)		9,716	492,430
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.14%, 11/15/50 (d)		12,490	205,953
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50 (b)(d)		5,780	364,660
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/48 (b)(d)		90,686	219,405
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 0.88%, 09/15/47 (d)		2,153	82,966
Series 2014-C23, Class XA, 0.75%, 09/15/47 (d)		34,285	942,338
Series 2015-C29, Class XA, 0.81%, 05/15/48 (d)		2,784	83,035
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (b)(d)		4,940	241,883
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.51%, 04/15/46 (d)		4,570	97,965
Series 2016-JP3, Class XC, 0.75%, 08/15/49 (b)(d)		13,040	613,402
Series 2016-JP4, Class XA, 0.80%, 12/15/49 (d)		2,893	109,906
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.11%, 03/10/50 (b)(d).		3,562	167,585
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.19%, 12/15/47 (b)(d)		4,370	233,839
Series 2015-C22, Class XA, 1.11%, 04/15/48 (d)		2,978	146,617
Series 2015-C26, Class XD, 1.35%, 10/15/48 (b)(d)		4,490	352,824
Series 2016-C31, Class XA, 1.44%, 11/15/49 (d)		2,608	205,977
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.54%, 03/15/49 (b)(d)		13,984	1,336,451
Series 2017-H1, Class XD, 2.20%, 06/15/50 (b)(c)(d)		3,293	497,474
Series 2018-H4, Class XA, 0.87%, 12/15/51 (d)		13,997	917,989
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39 (b)(d)		36,697	1,093,204

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32 (b)(d)	USD	53,230	$232,615
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32 (b)(c)(d)		10,646	106
UBS Commercial Mortgage Trust, Series 2018-C14, Class XA, 1.01%, 12/15/51 (d)		5,000	373,156
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS1, Class XB, 0.35%, 05/15/48 (d)		3,210	94,847
Series 2015-NXS4, Class XA, 0.93%, 12/15/48 (d)		3,188	153,571
Series 2016-BNK1, Class XD, 1.27%, 08/15/49 (b)(d)		3,420	272,731
Series 2018-C44, Class XA, 0.76%, 05/15/51 (d)		13,917	757,971

Total Interest Only Commercial Mortgage-Backed Securities — 0.1% (Cost: $17,175,081)			17,127,634

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56 (b)(j)		1,620	112,572

Total Non-Agency Mortgage-Backed Securities — 4.5% (Cost: $575,544,174)			565,606,698

Preferred Securities — 1.0%

Capital Trusts — 1.0%

Banks — 0.5%
ABN AMRO Bank NV:
(5 yr. Euro Swap + 3.898%), 4.75% (m)(n)	EUR	4,100	4,086,499
(5 yr. Euro Swap + 5.452%), 5.75% (m)(n)		800	934,566
Al Ahli Bank of Kuwait KSCP, (5 yr. Swap Semi 30/360 US + 4.172%), 7.25% (m)(n)	USD	408	403,920
Allied Irish Banks PLC, (5 yr. Euro Swap + 7.339%), 7.38% (m)(n)	EUR	300	357,217
Banco Bilbao Vizcaya Argentaria SA, (5 yr. Euro Swap + 9.177%), 8.88% (m)(n)		1,000	1,240,963
Banco Mercantil del Norte SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.035%), 6.88% (b)(m)(n)	USD	903	871,395
Banco Santander SA:
(5 yr. Euro Swap + 4.097%), 4.75% (m)(n)	EUR	3,000	2,730,485
(5 yr. Euro Swap + 5.410%), 6.25% (m)(n)		700	762,422
(5 yr. Euro Swap + 6.803%), 6.75% (m)(n)		2,700	3,143,364
Bank of East Asia Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.682%), 5.63% (m)(n)	USD	285	269,988
Bank of Ireland, (5 yr. Euro Swap + 6.956%), 7.38% (m)(n)	EUR	810	967,638
Bankia SA:
(5 yr. Euro Swap + 5.819%), 6.00% (m)(n)		3,200	3,455,072
(5 yr. Euro Swap + 6.224%), 6.38% (m)(n)		1,200	1,297,563
BNP Paribas SA:
(5 yr. Euro Swap + 5.230%), 6.13% (m)(n)		2,430	2,888,581
(5 yr. Swap Semi 30/360 US + 3.980%), 7.00% (b)(m)(n)	USD	2,745	2,611,181
CaixaBank SA, (5 yr. Euro Swap + 4.504%), 5.25% (m)(n)	EUR	800	779,034

35

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
BNP Paribas SA: (continued)
Cooperatieve Rabobank UA, (5 yr. Euro Swap + 5.250%), 5.50% (m)(n)	EUR	700	$821,074
Credit Agricole SA, (5 yr. Euro Swap + 5.120%), 6.50% (m)(n)		1,570	1,832,611
Danske Bank A/S:
(6 yr. Euro Swap + 4.640%), 5.75% (m)(n)		200	224,792
(7 yr. Euro Swap + 5.471%), 5.88% (m)(n)		850	974,683
DNB Bank ASA, (5 yr. Swap Semi 30/360 US + 4.075%), 5.75% (m)(n)	USD	800	780,400
Erste Group Bank AG, (5 yr. Euro Swap + 6.204%), 6.50% (m)(n)	EUR	400	466,894
Hongkong & Shanghai Banking Corp. Ltd.,
Series 3H, (3 mo. LIBOR US + 0.000%), 2.75% (a)(n)	USD	2,150	1,452,626
HSBC Holdings PLC:
(5 yr. Euro Swap + 3.844%), 4.75% (m)(n)	EUR	700	723,809
(5 yr. Euro Swap + 4.383%), 5.25% (m)(n)		800	909,726
(USD Swap Rate 11:00 am NY 1 + 3.626%), 5.63% (m)(n)	USD	300	290,625
(USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00% (m)(n)		10,345	9,315,466
(USD Swap Rate 11:00 am NY 1 + 3.453%), 6.25% (m)(n)		1,200	1,125,000
(USD Swap Rate 11:00 am NY 1 + 3.705%), 6.38% (m)(n)		800	744,000
ING Groep NV, (5 yr. Swap Semi 30/360 US + 4.445%), 6.00% (m)(n)		740	718,836
Intesa Sanpaolo SpA, (5 yr. Euro Swap + 7.192%), 7.75% (m)(n)	EUR	1,400	1,677,748
Itau Unibanco Holding SA:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.981%), 6.13% (b)(m)(n)	USD	1,607	1,502,545
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.863%), 6.50% (b)(m)(n)		946	896,406
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(f)(l)(n)		1,888	—
Lloyds Banking Group PLC:
(3 mo. LIBOR US + 1.495%), 6.41% (b)(m)(n)		500	487,500
(3 mo. LIBOR US + 1.270%), 6.66% (m)(n)		175	172,046
(3 mo. LIBOR US + 1.270%), 6.66% (b)(m)(n)		1,125	1,106,010
National Westminster Bank PLC, Series C, (3 mo. LIBOR US + 0.250%), 3.00% (a)(n)		2,000	1,480,000
Santander UK Group Holdings PLC,
(5 yr. GBP Swap + 5.543%), 7.38% (m)(n)	GBP	700	894,397
Shinhan Financial Group Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.051%), 5.88% (m)(n)	USD	900	886,500
Societe Generale SA, (5 yr. Swap Semi 30/360 US + 4.979%), 7.88% (m)(n)		300	296,625
UniCredit SpA, (5 yr. Euro Swap + 9.300%), 9.25% (m)(n)	EUR	400	493,819
United Overseas Bank Ltd., (5 yr. Swap Semi 30/360 US + 1.794%), 3.88% (m)(n)	USD	864	794,038
Woori Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.347%), 5.25% (m)(n)		1,575	1,530,729

			59,398,793

Capital Markets — 0.2%
Bank of New York Mellon Corp., Series F, (3 mo. LIBOR US + 3.131%), 4.63% (m)(n)		6,967	6,244,174
Credit Suisse Group AG:
(5 yr. Swap Semi 30/360 US + 5.108%), 7.13% (m)(n)		440	434,500

Security		Par (000)	Value

Capital Markets (continued)
Credit Suisse Group AG: (continued)
(5 yr. Swap Semi 30/360 US + 4.332%), 7.25% (b)(m)(n)	USD	6,995	$6,598,733
(5 yr. Swap Semi 30/360 US + 4.600%), 7.50% (m)(n)		500	487,500
(5 yr. Swap Semi 30/360 US + 4.600%), 7.50% (b)(m)(n)		1,750	1,706,250
(5 yr. Swap Semi 30/360 US + 4.598%), 7.50% (m)(n)		1,000	1,016,500
State Street Corp., (3 mo. LIBOR US + 2.539%), 5.63% (m)(n)		9,655	9,123,975
UBS Group Funding Switzerland AG:
(5 yr. Swap Semi 30/360 US + 2.432%), 5.00% (m)(n)		2,375	1,974,266
(5 yr. Euro Swap + 5.287%), 5.75% (m)(n)	EUR	700	849,849
(USD Swap Rate 11:00 am NY 1 + 5.497%), 6.88% (m)(n)	USD	800	800,000
(5 yr. Swap Semi 30/360 US + 5.883%), 7.13% (m)(n)		740	750,455

			29,986,202

Chemicals — 0.0%
Solvay SA, (5 yr. Euro Swap + 3.917%), 4.25% (m)(n)	EUR	400	457,689

Commercial Services & Supplies — 0.0%
King Talent Management Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.521%), 5.60% (m)(n)	USD	800	707,000

Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.292%), 5.70% (m)(n)		200	199,097

Diversified Financial Services — 0.0%
HBOS Capital Funding LP, 6.85% (n)		2,294	2,285,443

Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV:
(5 yr. GBP Swap + 5.505%), 6.88%, 03/14/73 (m)	GBP	200	265,117
(10 yr. Swap Semi 30/360 US + 5.330%), 7.00%, 03/28/73 (b)(m)	USD	700	717,500
Orange SA, (5 yr. Euro Swap + 3.668%), 5.25% (m)(n)	EUR	2,180	2,709,743

			3,692,360

Electric Utilities — 0.0%
Electricite de France SA, (8 yr. Euro Swap + 2.441%), 4.13% (m)(n)		400	466,687
Gas Natural Fenosa Finance BV:
(9 yr. Euro Swap + 3.079%), 3.38% (m)(n)		900	997,663
(8 yr. Euro Swap + 3.353%), 4.13% (m)(n)		300	351,038

			1,815,388

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		200	224,205

Industrial Conglomerates — 0.0%
Tewoo Group No. 5 Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.373%), 5.80% (m)(n)	USD	700	552,629

Insurance — 0.0%
Assicurazioni Generali SpA, (3 mo. LIBOR GBP + 2.200%), 6.42% (m)(n)	GBP	100	123,796
ELM BV for Helvetia Schweizerische Versich- erungsgesellschaft AG, (3 mo. EURIBOR + 3.650%), 3.38%, 09/29/47 (m)	EUR	700	782,320

36

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Heungkuk Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.472%), 4.48%, 11/09/47 (m)	USD	488	$430,050
KDB Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.658%), 7.50%, 05/21/78 (m)		900	855,000

			2,191,166

Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.084%), 3.75% (m)(n)		278	247,120

Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(n)		7,400	7,492,500

Multi-Utilities — 0.0%
RWE AG, (5 yr. Euro Swap + 2.643%), 2.75%, 04/21/75 (m)	EUR	86	96,683

Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc., (3 mo. LIBOR US + 3.418%), 5.50%, 07/15/77 (m)	USD	5,170	4,377,464
PTTEP Treasury Center Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.724%),4.60% (m)(n)		825	773,438
Repsol International Finance BV, (10 yr. Euro Swap + 4.200%), 4.50%, 03/25/75 (m)	EUR	459	537,732

			5,688,634

Real Estate Management & Development — 0.0%
Agile Group Holdings Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 9.216%), 6.88% (m)(n)	USD	200	166,250
ATF Netherlands BV, (5 yr. Euro Swap + 4.375%), 3.75% (m)(n)	EUR	200	220,538

			386,788

Transportation Infrastructure — 0.0%
Royal Capital BV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.930%), 4.88% (m)(n)	USD	219	201,480

Wireless Telecommunication Services — 0.1%
Telefonica Europe BV:
(5 yr. Euro Swap + 2.327%), 2.63% (m)(n)	EUR	200	210,245
(10 yr. Euro Swap + 4.301%), 5.88% (m)(n)		3,300	4,022,016
(8 yr. Euro Swap + 5.586%), 7.63% (m)(n)		400	521,165
Vodafone Group PLC:
(5 yr. Euro Swap + 3.427%), 4.20%, 10/03/78 (m)		875	914,811
(5 yr. GBP Swap + 3.267%), 4.88%, 10/03/78 (m)	GBP	275	331,699
(5 yr. Swap Semi 30/360 US + 3.051%), 6.25%, 10/03/78 (m)	USD	4,600	4,266,500

			10,266,436

Total Capital Trusts — 1.0%
(Cost: $136,461,056)			125,889,613

Security		Shares	Value

Preferred Stocks — 0.0%

Diversified Financial Services — 0.0%
Concrete Investment II SCA, 0.00%, 08/27/44 (c)(f)		12,471	$217,902

Total Preferred Stocks — 0.0%
(Cost: $1,088,511)			217,902

Total Preferred Securities — 1.0%
(Cost: $137,549,567)			126,107,515

	Par (000)

Taxable Municipal Bonds — 6.7%
Adams & Weld Counties School District No. 27J Brighton GO, 5.00%, 12/01/42	USD	1,780	2,029,627
Alamo Community College District GO:
5.00%, 08/15/35		1,260	1,460,428
5.00%, 08/15/36		1,250	1,441,625
5.00%, 08/15/37		1,600	1,838,720
5.00%, 08/15/38		1,570	1,796,551
American Municipal Power, Inc. RB:
7.83%, 02/15/41		1,500	2,198,235
6.45%, 02/15/44		4,635	5,951,155
Arizona Health Facilities Authority RB, 2.68%, 01/01/37 (d)		1,355	1,290,258
Arizona State University RB, 5.00%, 07/01/43		1,160	1,316,994
Bay Area Toll Authority RB:
6.92%, 04/01/40		3,145	4,198,732
7.04%, 04/01/50		8,725	12,396,393
Berks County Industrial Development Authority RB:
5.00%, 11/01/47		1,780	1,924,963
5.00%, 11/01/50		1,660	1,784,915
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 06/01/47		5,210	4,942,935
Buena Park School District GO, 5.00%, 08/01/47		900	1,023,552
California Health Facilities Financing Authority RB:
5.00%, 08/15/33		1,190	1,380,816
5.00%, 08/15/47		1,650	1,810,792
California Infrastructure & Economic Development Bank RB:
5.00%, 05/15/47		700	795,788
5.00%, 05/15/52		710	802,882
California Municipal Finance Authority RB, 5.00%, 12/31/47		1,110	1,205,171
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (b)		1,000	1,034,280
Canaveral Port Authority RB:
5.00%, 06/01/45		1,890	2,046,208
5.00%, 06/01/48		1,890	2,080,550
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/50		1,730	1,930,801
Central Texas Regional Mobility Authority RB:
5.00%, 01/01/45		900	968,076
5.00%, 01/01/46		900	971,523
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 07/01/51		700	756,231

37

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chesapeake Bay Bridge & Tunnel District RB AGM, 5.00%, 07/01/41	USD	880	$991,047
Chicago O’Hare International Airport RB, 4.47%, 01/01/49		8,375	8,496,521
City & County of Denver, CO Airport System Revenue RB:
5.00%, 11/15/29		1,180	1,372,482
5.00%, 11/15/30		945	1,091,947
City & County of Denver, CO RB:
5.00%, 08/01/44		2,950	3,304,737
5.00%, 08/01/48		2,170	2,420,114
City of Atlanta, GA Water & Wastewater RB, 5.00%, 11/01/47		1,760	2,000,434
City of Atlanta, GA Water & Wastewater Revenue RB:
5.00%, 11/01/40		885	983,589
5.00%, 11/01/41		2,630	3,002,303
5.00%, 11/01/43		1,660	1,892,251
City of Aurora, CO Water Revenue RB:
5.00%, 08/01/41		3,500	3,948,490
5.00%, 08/01/46		3,530	3,977,251
City of Austin, TX Water & Wastewater System Revenue RB, 5.00%, 11/15/43		1,650	1,817,557
City of Cartersville, GA RB, 5.00%, 06/01/48		1,000	1,140,890
City of Colorado Springs, CO Utilities System Revenue RB, 5.00%, 11/15/42		880	1,005,787
City of Columbia, SC Waterworks & Sewer System Revenue RB:
5.00%, 02/01/42		1,350	1,548,112
5.00%, 02/01/48		1,460	1,666,824
City of Long Beach, CA Harbor RB, 5.00%, 05/15/47		2,040	2,315,604
City of New York, NY GO:
5.00%, 04/01/40		2,600	2,967,380
5.00%, 04/01/45		1,970	2,238,235
City of Philadelphia, PA Airport Revenue RB, 5.00%, 07/01/42		1,000	1,099,370
City of Portland, OR GO:
5.00%, 06/15/37		1,115	1,311,352
5.00%, 06/15/40		1,280	1,491,571
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		1,325	1,938,621
City of San Antonio, TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/48		730	787,378
City Public Service Board of San Antonio, TX RB, 5.81%, 02/01/41		3,260	4,133,713
Clark County School District GO:
5.00%, 06/15/30		910	1,059,595
5.00%, 06/15/31		2,000	2,318,080
5.00%, 06/15/33		2,210	2,541,876
5.00%, 06/15/34		2,130	2,429,308
Colorado Health Facilities Authority RB, 5.25%, 02/01/31		785	824,674
Commonwealth Financing Authority RB:
3.86%, 06/01/38		2,325	2,292,868
4.14%, 06/01/38		1,730	1,748,217
Commonwealth of Massachusetts GO:
5.00%, 11/01/42		1,890	2,151,311
5.00%, 01/01/45		2,380	2,704,561
5.00%, 11/01/45		1,830	2,075,476
Commonwealth of Massachusetts Transportation Fund RB, 5.00%, 06/01/48		3,600	4,107,204
Commonwealth of Puerto Rico GO, 8.00%, 07/01/35 (f)(l)		12,415	6,673,063
Connecticut State Health & Educational Facility Authority RB, 5.00%, 07/01/45		1,700	1,806,369

Security		Par (000)	Value
Contra Costa Community College District GO, 6.50%, 08/01/34	USD	570	$724,213
County of Anne Arundel, MD GO, 5.00%, 10/01/47		1,640	1,879,702
County of Clark, NV GO:
5.00%, 06/01/43		3,220	3,682,070
5.00%, 05/01/48		7,480	8,488,379
County of Franklin, OH Sales Tax Revenue RB:
5.00%, 06/01/43		1,600	1,842,224
5.00%, 06/01/48		3,170	3,635,990
County of King, WA Sewer Revenue RB:
5.00%, 07/01/42		1,090	1,242,753
5.00%, 07/01/47		1,780	1,963,714
County of Miami-Dade, FL Aviation RB, 4.06%, 10/01/31		1,765	1,810,343
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		2,490	2,408,726
3.35%, 10/01/29		560	534,856
3.45%, 10/01/30		1,030	984,443
3.50%, 10/01/31		965	918,989
5.00%, 10/01/38		1,600	1,746,000
5.00%, 10/01/40		1,650	1,828,414
County of Miami-Dade, FL GO, 5.00%, 07/01/35		800	911,280
Dallas Area Rapid Transit RB:
5.00%, 12/01/41		1,780	1,988,901
5.00%, 12/01/46		2,410	2,684,909
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		2,025	2,115,457
Series A, 5.00%, 11/01/43		60	61,987
5.00%, 11/01/45		3,670	3,790,192
5.00%, 11/01/45		2,650	2,766,176
Denton Independent School District GO PSF, 5.00%, 08/15/43		2,750	3,122,322
District of Columbia GO, 5.00%, 06/01/42		1,750	1,984,780
District of Columbia RB:
5.00%, 07/15/34		775	856,065
5.00%, 07/15/35		775	852,996
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/49		1,415	1,606,449
DuBois Hospital Authority RB, 5.00%, 07/15/43		1,290	1,416,717
Dutchess County Local Development Corp. RB, 5.00%, 07/01/46		2,685	2,933,685
Florida Department of Management Services CP:
5.00%, 11/01/27		1,810	2,185,521
5.00%, 11/01/28		1,860	2,270,149
5.00%, 11/01/29		905	1,116,498
Grand Parkway Transportation Corp. RB, 5.00%, 10/01/43		5,180	5,867,645
Grant County Public Utility District No. 2 RB, 4.58%, 01/01/40		600	630,876
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 07/01/33		755	875,392
Health & Educational Facilities Authority of the State of Missouri RB:
5.00%, 11/15/29		840	953,837
3.65%, 01/15/46		1,165	1,122,384
3.09%, 09/15/51		4,665	3,986,103
3.65%, 08/15/57		2,410	2,275,281
Houston Independent School District GO, 5.00%, 07/15/36		1,510	1,766,957
Idaho Health Facilities Authority RB, 5.00%, 12/01/47		1,155	1,285,677
Indiana Finance Authority RB:
5.00%, 02/01/35		1,740	2,054,105

38

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Indiana Finance Authority RB: (continued) 5.00%, 10/01/45	USD	3,120	$3,402,142
Indiana Housing & Community Development Authority RB GNMA Collateral, 3.80%, 07/01/38		930	933,525
JobsOhio Beverage System RB, 3.99%, 01/01/29		2,760	2,844,014
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/50		850	889,941
Kentucky Turnpike Authority RB, 5.00%, 07/01/20		1,330	1,389,863
Las Vegas Convention & Visitors Authority RB, 5.00%, 07/01/43		1,785	1,996,647
Las Vegas Valley Water District GO, 5.00%, 06/01/46		1,050	1,170,130
Lexington County Health Services District, Inc. RB, 5.00%, 11/01/41		960	1,028,592
Los Angeles Community College District GO, 6.60%, 08/01/42		6,050	8,312,821
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 07/01/42		2,650	3,042,677
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,385	1,920,483
Los Angeles Department of Water & Power RB, 6.60%, 07/01/50		3,355	4,735,046
Los Angeles Unified School District GO:
5.75%, 07/01/34		415	491,074
6.76%, 07/01/34		7,405	9,529,569
Louisiana Public Facilities Authority RB, 5.00%, 07/01/48		1,240	1,350,930
Maryland Community Development Administration RB, 3.85%, 09/01/33		1,620	1,648,642
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 07/01/27		815	913,387
Maryland Stadium Authority RB, 5.00%, 05/01/41		1,580	1,761,115
Massachusetts Bay Transportation Authority RB:
5.00%, 07/01/39		970	1,102,056
5.00%, 07/01/40		1,020	1,156,425
5.00%, 07/01/41		1,060	1,200,090
5.00%, 07/01/42		1,115	1,261,478
5.00%, 07/01/43		890	1,005,504
Massachusetts Development Finance Agency RB:
5.00%, 07/01/43		2,390	2,608,828
5.00%, 09/01/45		985	1,102,333
5.00%, 07/01/47		1,260	1,385,383
5.00%, 07/01/48		4,440	4,828,100
5.00%, 07/01/53		2,500	2,691,775
Massachusetts Educational Financing Authority RB, 5.00%, 01/01/22		500	536,895
Massachusetts Housing Finance Agency RB:
4.50%, 12/01/39		940	971,753
4.60%, 12/01/44		995	1,027,626
4.50%, 12/01/48		1,160	1,198,245
Massachusetts Port Authority RB, 5.00%, 07/01/43		1,590	1,752,641
Massachusetts School Building Authority RB, 5.25%, 02/15/48		2,605	3,017,580
Massachusetts Water Resources Authority RB, 5.00%, 08/01/40		920	1,035,902
Mesquite Independent School District GO PSF, 5.00%, 08/15/42		1,700	1,904,119
Metropolitan Atlanta Rapid Transit Authority RB:
5.00%, 07/01/41		1,750	1,945,317
5.00%, 07/01/42		1,750	1,944,232
5.00%, 07/01/45		1,380	1,549,243

Security		Par (000)	Value
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB:
5.00%, 07/01/40	USD	930	$1,003,451
5.00%, 07/01/46		1,800	1,933,650
Metropolitan St. Louis Sewer District RB:
5.00%, 05/01/42		2,670	3,041,824
5.00%, 05/01/47		2,290	2,590,929
Metropolitan Transportation Authority RB:
5.87%, 11/15/39		735	872,658
6.67%, 11/15/39		350	455,826
6.69%, 11/15/40		1,160	1,495,681
6.81%, 11/15/40		860	1,142,312
5.00%, 11/15/42		1,700	1,924,332
5.00%, 11/15/45		880	953,146
5.25%, 11/15/57		2,090	2,316,431
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		1,060	1,522,573
5.00%, 10/01/53		1,000	1,032,540
Metropolitan Washington Airports Authority RB:
5.00%, 10/01/32		2,710	3,071,948
5.00%, 10/01/43		2,770	3,093,453
Miami-Dade County Educational Facilities Authority RB:
5.00%, 04/01/48		1,740	1,935,802
5.07%, 04/01/50		1,300	1,463,150
5.00%, 04/01/53		2,875	3,169,946
Michigan Finance Authority RB:
5.00%, 06/01/39		840	917,608
5.00%, 11/15/41		850	915,764
5.00%, 12/01/47		7,010	7,483,525
Michigan State Housing Development Authority RB:
3.55%, 10/01/33		1,055	1,056,530
4.00%, 10/01/43		1,010	1,003,667
4.05%, 10/01/48		465	461,791
4.15%, 10/01/53		2,400	2,399,880
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 09/01/46		1,610	1,713,072
Municipal Electric Authority of Georgia RB, 6.64%, 04/01/57		1,610	1,702,156
New Hope Cultural Education Facilities Finance Corp. RB, 5.00%, 08/15/47		1,380	1,534,960
New Jersey State Turnpike Authority RB, 7.41%, 01/01/40		2,329	3,281,561
New Jersey Transportation Trust Fund Authority RB, 5.00%, 06/15/29		915	1,015,705
New Orleans Aviation Board RB, 5.00%, 01/01/40		1,140	1,225,363
New York City Housing Development Corp. RB:
3.70%, 11/01/38		1,090	1,083,896
3.85%, 11/01/43		3,300	3,294,621
4.00%, 11/01/53		3,510	3,490,239
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/40		930	1,032,030
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
3.55%, 05/01/25		5,040	5,093,575
3.05%, 05/01/27		4,675	4,498,332
5.00%, 08/01/31		470	542,577
5.00%, 02/01/35		1,040	1,176,687
5.00%, 05/01/36		990	1,120,036
New York City Water & Sewer System RB:
5.00%, 06/15/39		3,720	4,278,632
5.00%, 06/15/40		2,660	3,050,089
5.75%, 06/15/41		1,330	1,663,311
6.01%, 06/15/42		665	858,329

39

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York City Water & Sewer System RB: (continued)
5.38%, 06/15/43	USD	4,410	$4,678,393
5.44%, 06/15/43		1,775	2,151,176
5.50%, 06/15/43		5,285	5,630,692
5.88%, 06/15/44		1,240	1,589,990
New York Convention Center Development Corp. RB:
5.00%, 11/15/40		930	1,036,671
5.00%, 11/15/46		2,370	2,654,021
New York Liberty Development Corp. RB, 5.00%, 11/15/44 (b)		2,200	2,257,178
New York State Dormitory Authority RB:
5.00%, 02/15/31		780	903,318
5.00%, 03/15/32		1,395	1,594,066
5.00%, 02/15/36		1,870	2,149,004
5.00%, 02/15/37		950	1,087,864
5.00%, 02/15/38		940	1,072,587
5.00%, 10/01/38		2,830	3,316,279
5.00%, 02/15/39		940	1,069,541
5.00%, 03/15/39		2,840	3,259,127
5.00%, 02/15/40		945	1,073,709
5.39%, 03/15/40		1,470	1,721,884
5.00%, 02/15/41		1,870	2,120,169
5.00%, 03/15/41		1,750	1,999,235
5.00%, 02/15/42		2,540	2,877,769
5.00%, 03/15/42		1,750	1,997,747
5.00%, 02/15/43		1,550	1,754,863
5.00%, 03/15/43		1,820	2,051,759
5.00%, 03/15/43		1,750	1,996,242
5.00%, 03/15/48		9,170	10,479,109
5.00%, 10/01/48		1,120	1,473,853
New York State Urban Development Corp. RB:
2.86%, 03/15/24		5,580	5,534,802
3.12%, 03/15/25		2,900	2,876,249
3.32%, 03/15/29		4,035	3,938,644
New York Transportation Development Corp. RB:
5.00%, 08/01/20		2,200	2,275,174
5.00%, 07/01/46		730	767,522
5.25%, 01/01/50		5,190	5,515,050
North Carolina Turnpike Authority RB AGM, 5.00%, 01/01/35		1,290	1,476,586
North Texas Tollway Authority RB, 5.00%, 01/01/43		1,245	1,396,205
Ohio Turnpike & Infrastructure Commission RB, 5.00%, 02/15/48		1,720	1,843,272
Oklahoma Development Finance Authority RB:
5.25%, 08/15/43		1,000	1,084,800
5.25%, 08/15/48		500	540,340
5.50%, 08/15/57		4,760	5,213,628
Omaha Public Power District RB, 5.00%, 02/01/42		2,070	2,355,122
Orange County Local Transportation Authority
RB, 6.91%, 02/15/41		2,790	3,692,984
Oregon School Boards Association GO:
5.48%, 06/30/22		4,895	5,343,039
5.49%, 06/30/23		4,215	4,694,793
Oregon School Boards Association GO AMBAC, 4.76%, 06/30/28		4,460	4,813,812
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,000	1,077,490
5.00%, 12/31/38		320	342,893
Pennsylvania State University RB:
5.00%, 09/01/43		1,240	1,427,525
5.00%, 09/01/48		1,450	1,662,773
Pennsylvania Turnpike Commission RB:
5.00%, 12/01/43		3,460	3,842,399

Security		Par (000)	Value
Pennsylvania Turnpike Commission RB: (continued)
5.00%, 12/01/46	USD	1,120	$1,217,373
5.00%, 12/01/48		11,290	12,677,541
5.00%, 12/01/48		2,805	3,102,723
Permanent University Fund — University of Texas System RB, 3.38%, 07/01/47		2,010	1,820,618
Port Authority of New York & New Jersey RB:
5.65%, 11/01/40		2,165	2,636,710
4.96%, 08/01/46		2,660	3,053,813
5.00%, 11/15/47		860	954,110
4.93%, 10/01/51		1,045	1,196,107
4.46%, 10/01/62		3,155	3,209,929
4.81%, 10/15/65		870	944,716
Port of Seattle, WA RB, 5.00%, 05/01/43		930	1,019,420
Public Power Generation Agency RB, 5.00%, 01/01/35		1,070	1,189,904
Putnam County Development Authority RB, 5.00%, 03/15/42		2,965	3,276,414
Regents of the University of California Medical Center Pooled Revenue RB:
5.00%, 05/15/47		1,500	1,668,600
6.58%, 05/15/49		2,860	3,782,951
Royal Oak Hospital Finance Authority RB, 5.00%, 09/01/39		1,160	1,252,823
Sacramento County Sanitation Districts Financing Authority RB, 2.37%, 12/01/35 (d)		1,940	1,884,225
Salt Lake City Corp. Airport Revenue RB:
5.00%, 07/01/47		2,960	3,258,694
5.00%, 07/01/47		1,100	1,232,352
Salt River Project Agricultural Improvement & Power District RB:
5.00%, 01/01/36		1,840	2,158,302
5.00%, 12/01/45		6,365	7,066,996
San Antonio Water System RB, 5.00%, 05/15/39		4,390	4,897,967
San Diego County Regional Airport Authority RB, 5.00%, 07/01/47		1,640	1,847,657
San Diego Public Facilities Financing Authority Sewer Revenue RB, 5.00%, 05/15/39		1,250	1,433,663
San Diego Unified School District GO, 5.00%, 07/01/41		2,370	2,730,785
San Francisco City & County Airport Comm-San Francisco International Airport RB, 5.00%, 05/01/46		3,330	3,652,477
San Francisco City & County Airport RB, 5.00%, 05/01/47		1,890	2,090,302
San Jose Redevelopment Agency Successor Agency TA:
2.96%, 08/01/24		7,265	7,189,444
3.13%, 08/01/28		4,275	4,111,182
3.25%, 08/01/29		3,585	3,449,917
South Carolina Ports Authority RB, 5.00%, 07/01/55		1,690	1,827,972
South Carolina Public Service Authority RB:
2.39%, 12/01/23		2,692	2,554,520
5.00%, 12/01/49		1,730	1,802,262
5.00%, 12/01/50		1,730	1,811,967
Spartanburg County School District No. 7 GO SCSDE, 5.00%, 03/01/48		645	741,382
State Board of Administration Finance Corp. RB, 2.64%, 07/01/21		4,400	4,382,048
State of Alabama GO, 5.00%, 11/01/38		1,930	2,259,953
State of California GO:
2.25%, 10/01/23		4,050	3,942,067
7.50%, 04/01/34		2,210	3,011,633
4.60%, 04/01/38		16,540	17,058,529
7.55%, 04/01/39		3,715	5,321,923

40

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

State of California GO: (continued)
7.30%, 10/01/39	USD	2,575	$3,534,754
7.35%, 11/01/39		1,320	1,822,247
State of Connecticut GO, 3.31%, 01/15/26		4,655	4,563,250
State of Illinois GO:
5.00%, 05/01/20		1,380	1,416,874
5.00%, 11/01/22		1,735	1,829,939
5.00%, 11/01/24		4,450	4,748,150
5.00%, 12/01/24		870	928,577
5.00%, 11/01/25		4,350	4,650,324
5.10%, 06/01/33		13,140	12,528,070
State of Minnesota GO:
5.00%, 08/01/31		925	1,118,232
5.00%, 08/01/32		920	1,106,981
5.00%, 08/01/33		910	1,090,680
5.00%, 08/01/34		930	1,109,443
5.00%, 08/01/35		1,780	2,115,174
State of Mississippi GO, 5.00%, 11/01/35		1,020	1,171,307
State of Ohio GO, 5.00%, 03/15/32		2,380	2,667,123
State of Texas GO:
5.00%, 04/01/40		1,310	1,479,396
5.00%, 04/01/43		2,100	2,358,468
State of Washington GO:
5.00%, 07/01/30		4,470	5,077,875
5.00%, 08/01/30		1,000	1,167,080
5.00%, 08/01/40		2,720	3,037,315
5.00%, 08/01/40		1,120	1,276,464
5.00%, 02/01/41		1,880	2,126,299
5.00%, 08/01/41		1,175	1,337,256
5.00%, 08/01/42		1,245	1,415,914
State of West Virginia GO:
5.00%, 06/01/40		2,400	2,752,800
5.00%, 12/01/40		2,480	2,844,560
5.00%, 12/01/41		2,370	2,714,243
State of Wisconsin GO:
5.00%, 05/01/32		1,040	1,187,992
5.00%, 05/01/33		940	1,071,403
5.00%, 11/01/33		1,520	1,780,346
5.00%, 05/01/34		1,220	1,389,019
5.00%, 05/01/36		1,520	1,722,996
5.00%, 05/01/38		1,530	1,718,236
State of Wisconsin RB, 3.15%, 05/01/27		3,355	3,307,862
Sumter Landing Community Development District RB, 4.17%, 10/01/47		920	916,872
Tennessee Housing Development Agency RB:
3.75%, 07/01/38		980	979,961
3.85%, 07/01/43		460	457,829
3.95%, 01/01/49		370	370,000
Texas A&M University RB:
2.76%, 05/15/26		5,045	4,881,946
2.84%, 05/15/27		2,240	2,154,992
Texas Municipal Gas Acquisition & Supply Corp. RB, 6.25%, 12/15/26		790	902,678
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		370	388,008
Texas Water Development Board RB:
5.00%, 10/15/38		2,650	3,086,588
5.00%, 10/15/43		2,570	2,941,108
5.00%, 10/15/47		1,030	1,169,246
5.00%, 04/15/49		17,120	19,628,251
Tobacco Settlement Finance Authority RB, 7.47%, 06/01/47		6,640	6,505,407
Tobacco Settlement Financing Corp. RB, 6.71%, 06/01/46		4,195	3,958,696
TSASC, Inc. RB, 5.00%, 06/01/41		1,700	1,754,094
University of California RB:
3.06%, 07/01/25		1,865	1,840,624
4.60%, 05/15/31		1,950	2,093,618

Security		Par (000)	Value

University of California RB: (continued)
4.86%, 05/15/2112	USD	1,415	$1,485,354
University of Delaware RB, 4.22%, 11/01/58		2,175	2,226,852
University of Houston RB:
5.00%, 02/15/33		955	1,088,366
5.00%, 02/15/34		875	993,571
5.00%, 02/15/35		1,990	2,251,446
5.00%, 02/15/36		2,560	2,885,837
University of Oregon RB, 5.00%, 04/01/46		1,270	1,421,067
Upper Arlington City School District GO, 5.00%, 12/01/48		2,290	2,605,425
Virginia Small Business Financing Authority RB:
5.00%, 12/31/52		2,535	2,699,091
5.00%, 12/31/56		2,190	2,323,678
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/36		1,045	1,202,387
Washington State Convention Center Public Facilities District RB, 5.00%, 07/01/58		7,060	7,807,019
Weld County School District No. RE-4 GO, 5.25%, 12/01/41		1,560	1,799,585
West Virginia Hospital Finance Authority RB:
5.00%, 06/01/19		895	906,474
5.00%, 06/01/20		965	1,003,282
5.00%, 06/01/21		960	1,022,304
5.00%, 06/01/22		1,050	1,143,923
5.00%, 06/01/23		870	966,440
5.00%, 06/01/24		935	1,056,129
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/15/44		790	843,080

Total Taxable Municipal Bonds — 6.7% (Cost: $853,593,084)			850,088,427

U.S. Government Sponsored Agency Securities — 83.6%

Agency Obligations — 0.0%
Fannie Mae 6.63%, 11/15/30		1,450	1,943,619
Freddie Mac 3.75%, 03/27/19		3,650	3,661,257

			5,604,876

Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2003-W5, Class A, (1 mo. LIBOR US + 0.110%), 2.62%, 04/25/33 (a)		2	2,136
Series 2005-48, Class AR, 5.50%, 02/25/35		2	1,513
Series 2016-C06, Class 1M2, (1 mo. LIBOR US + 4.250%), 6.76%, 04/25/29 (a)		4,038	4,436,140
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.850%), 7.36%, 10/25/29 (a)		7,360	7,939,715
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.600%), 6.11%, 01/25/30 (a)		3,152	3,130,617
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.000%), 6.51%, 05/25/30 (a)		3,464	3,473,448
Freddie Mac:
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.500%), 14.01%, 01/25/25 (a)		498	657,177
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.950%), 10.46%, 05/25/25 (a)		527	619,990
Series 2016-DNA4, Class M3, (1 mo. LIBOR US + 3.800%), 6.31%, 03/25/29 (a)		3,200	3,451,513
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.150%), 7.66%, 10/25/29 (a)		590	661,052
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.450%), 5.96%, 10/25/29 (a)		1,040	1,100,250

41

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac: (continued)
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.450%), 6.96%, 03/25/30 (a)	USD	1,860	$1,968,080
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.450%), 4.96%, 12/25/42 (a)		810	822,117
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.800%), 4.31%, 07/25/30 (a)		627	602,586

			28,866,334

Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (d)		1,880	2,038,454
Series 2015-M10, Class A2, 3.09%, 04/25/27 (d)		1,000	981,866
Series 2017-M14, Class A2, 2.88%, 11/25/27 (d)		3,010	2,919,696
Series 2017-M7, Class A2, 2.96%, 02/25/27 (d)		5,649	5,495,978
Series 2018-M12, Class A1, 3.55%, 02/25/30		258	265,936
Series 2018-M14, Class A2, 3.58%, 08/25/28 (d)		3,103	3,163,363
Freddie Mac:
Series K058, Class A2, 2.65%, 08/25/26		618	594,817
Series K063, Class A2, 3.43%, 01/25/27 (d)		4,965	5,025,840
Series K064, Class A2, 3.22%, 03/25/27		1,493	1,489,801
Series K076, Class A2, 3.90%, 06/25/51		1,246	1,299,908
Series K085, Class A2, 4.06%, 10/25/28 (d)		6,443	6,785,339
Series KJ20, Class A2, 3.80%, 12/25/25		1,040	1,078,514
Series KW06, Class A2, 3.80%, 06/25/28 (d)		1,040	1,073,531
Ginnie Mae:
Series 2015-97, Class VA, 2.25%, 12/16/38		1,110	1,030,366
Series 2016-158, Class VA, 2.00%, 03/16/35 (c)		725	653,041

			33,896,450

Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M5, Class X2, 2.18%, 01/25/22 (d)		8,524	258,993
Series 2015-M4, Class X2, 0.38%, 07/25/22 (d)		35,182	372,833
Series 2016-M4, Class X2, 2.63%, 01/25/39 (d)		7,817	701,249
Series 2017-M12, Class X, 0.33%, 06/25/27 (d)		13,628	213,137
Freddie Mac:
Series K718, Class X1, 0.62%, 01/25/22 (d)		5,796	92,736
Series KW01, Class X1, 0.98%, 01/25/26 (d)		9,754	536,750
Series KW03, Class X1, 0.85%, 06/25/27 (d)		7,694	413,553
Ginnie Mae:
Series 2012-23, Class IO, 0.58%, 06/16/53 (d)		3,575	86,155
Series 2013-191, Class IO, 0.75%, 11/16/53 (d)		2,922	101,904
Series 2013-30, Class IO, 0.80%, 09/16/53 (d)		13,309	553,669
Series 2013-63, Class IO, 0.79%, 09/16/51 (d)		17,748	933,623
Series 2013-78, Class IO, 0.79%, 10/16/54 (d)		15,211	657,587
Series 2014-40, Class AI, 1.00%, 02/16/39		3,281	41,242
Series 2014-52, Class AI, 0.83%, 08/16/41		4,454	93,036
Series 2015-171, Class IO, 0.89%, 11/16/55 (d)		11,051	680,688
Series 2015-173, Class IO, 0.89%, 09/16/55 (d)		6,726	441,707

Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae: (continued)
Series 2015-22, Class IO, 0.73%, 03/16/55 (d)	USD	10,666	$560,196
Series 2015-37, Class IO, 0.83%, 10/16/56 (d)		2,611	156,934
Series 2015-48, Class IO, 0.67%, 02/16/50 (d)		5,793	258,359
Series 2016-110, Class IO, 1.03%, 05/16/58 (d)		6,453	477,357
Series 2016-113, Class IO, 1.19%, 02/16/58 (d)		8,697	789,682
Series 2016-119, Class IO, 1.12%, 04/16/58 (d)		11,082	918,190
Series 2016-125, Class IO, 1.06%, 12/16/57 (d)		9,134	716,862
Series 2016-128, Class IO, 0.95%, 09/16/56 (d)		13,507	1,048,072
Series 2016-152, Class IO, 0.93%, 08/15/58 (d)		16,848	1,274,636
Series 2016-158, Class IO, 0.91%, 06/16/58 (d)		6,492	480,994
Series 2016-162, Class IO, 1.00%, 09/16/58 (d)		26,429	2,132,564
Series 2016-165, Class IO, 0.97%, 12/16/57 (d)		6,670	534,629
Series 2016-26, Class IO, 0.97%, 02/16/58 (d)		17,134	1,183,659
Series 2016-34, Class IO, 0.99%, 01/16/58 (d)		10,065	770,725
Series 2016-36, Class IO, 0.94%, 08/16/57 (d)		11,820	814,659
Series 2016-67, Class IO, 1.17%, 07/16/57 (d)		12,232	981,739
Series 2016-87, Class IO, 1.00%, 08/16/58 (d)		18,838	1,416,800
Series 2016-96, Class IO, 0.99%, 12/16/57 (d)		17,479	1,291,656
Series 2016-97, Class IO, 1.04%, 07/16/56 (d)		9,961	815,002
Series 2017-100, Class IO, 0.81%, 05/16/59 (d)		9,964	673,384
Series 2017-151, Class IO, 0.71%, 09/16/57 (d)		13,528	843,298
Series 2017-86, Class IO, 0.77%, 05/16/59 (d)		6,071	408,175
Series 2018-106, Class IO, 0.49%, 04/16/60 (d)		11,229	616,359
Series 2018-85, Class IO, 0.52%, 07/16/60 (d)		12,017	719,855

			26,062,648

Mortgage-Backed Securities — 82.9%
Fannie Mae Mortgage-Backed Securities:
5.00%, 05/01/23-01/01/49 (q)		621,186	650,969,677
4.50%, 02/01/25-01/01/49 (q)		2,183,090	2,262,916,855
3.50%, 08/01/26-01/01/49 (q)		2,146,120	2,148,907,371
2.50%, 09/01/27-02/01/33		101,526	99,446,876
3.00%, 04/01/28-01/01/49 (q)		1,323,532	1,313,761,187
4.00%, 08/01/31-01/01/57 (q)		756,116	775,324,024
2.00%, 10/01/31-03/01/32		19,393	18,562,099
5.50%, 12/01/32-01/01/49 (q)		28,553	30,647,737
6.00%, 02/01/34-01/01/49 (q)		17,478	19,086,175
6.50%, 05/01/40		3,121	3,526,951
4.99%, 09/01/44		4,234	4,504,901
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/24-01/01/34 (q)		67,623	66,100,810

42

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
(continued) 3.00%, 09/01/27-01/01/49 (q)	USD	277,296	$272,033,070
3.50%, 09/01/30-01/01/49 (q)		332,259	334,534,595
4.00%, 01/01/34-01/01/49 (q)		265,269	271,309,607
5.50%, 02/01/35-06/01/41		3,642	3,907,910
5.00%, 07/01/35-01/01/49 (q)		22,633	23,858,942
4.50%, 02/01/39-01/01/49 (q)		167,978	175,681,166
6.00%, 01/01/49 (q)		7,800	8,392,411
Ginnie Mae Mortgage-Backed Securities:
5.00%, 04/15/33-01/01/49 (q)		36,612	38,265,602
4.00%, 04/20/39-01/01/49 (q)		843,662	864,028,449
4.50%, 12/20/39-01/01/49 (q)		321,101	332,459,748
3.50%, 01/15/42-01/01/49 (q)(r)		386,152	389,147,653
3.00%, 12/20/44-01/01/49 (q)		398,947	393,305,400
5.50%, 01/15/49 (q)		5,800	6,068,477

			10,506,747,693

Total U.S. Government Sponsored Agency Securities — 83.6% (Cost: $10,566,161,581)			10,601,178,001

U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds, 3.00%, 08/15/48		1,700	1,691,965
U.S. Treasury Notes:
2.75%, 09/15/21-08/31/23		19,720	19,873,849
3.00%, 10/31/25		112,160	115,064,769

Total U.S. Treasury Obligations — 1.1% (Cost: $134,624,285)			136,630,583

Total Long-Term Investments — 153.2% (Cost: $19,600,233,931)			19,412,598,246

Short-Term Securities — 5.7%

Commercial Paper — 0.2%
AT&T Inc., 0.00%, 03/07/19		17,700	17,600,509
General Motors Financial Co, Inc., 0.00%, 03/27/19		12,580	12,484,584

Total Commercial Paper — 0.2% (Cost: $30,081,608)			30,085,093

Foreign Government Obligations — 3.2%
Arab Republic of Egypt Treasury Bills, 19.60%, 04/02/19 (s)	EGP	239,450	12,747,404
Federal Republic of Nigeria Treasury Bills, 0.00%, 04/04/19 (s)	NGN	461,802	1,232,837
Government of Japan Treasury Bills, (0.28)%, 01/19/21 (s)	JPY	43,294,650	395,033,019

Total Foreign Government Obligations — 3.2% (Cost: $400,162,492)			409,013,260

		Shares

Mutual Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (t)(v)		58,198,971	58,198,971
SL Liquidity Series, LLC, Money Market Series, 2.57% (t)(u)(v)		64,534,596	64,528,142

Total Mutual Funds — 1.0% (Cost — $122,733,505)			122,727,113

Security		Par (000)	Value

U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills, 2.38%, 07/18/19 (s)	USD	5,140	$5,070,420

Total U.S. Treasury Obligations — 0.1% (Cost: $5,074,660)			5,070,420

Total Short-Term Investments — 4.5% (Cost: $558,052,265)			566,895,886

Options Purchased — 0.2% (Cost: $31,618,473)			32,938,779

Total Investments Before Options Written and TBA Sale Commitments — 157.9% (Cost: $20,189,904,669)			20,012,432,911

TBA Sale Commitments — (48.3)%(q)

Mortgage-Backed Securities — (48.3)%
Fannie Mae Mortgage-Backed Securities:
2.00%, 01/01/34		21,320	(20,404,323)
2.50%, 01/01/34		508	(496,104)
3.50%, 01/01/34-01/01/49		3,532,610	(3,532,777,375)
4.00%, 01/01/34-01/01/49		223,517	(227,883,430)
3.00%, 01/01/49		64,200	(62,576,011)
4.50%, 01/01/49		1,467,316	(1,519,388,521)
Freddie Mac Mortgage-Backed Securities:
2.50%, 01/01/34		4,258	(4,156,041)
3.00%, 01/01/34-01/01/49		8,467	(8,322,593)
3.50%, 01/01/34-01/01/49		22,061	(22,213,813)
4.00%, 01/01/49		14,745	(15,031,548)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 01/01/49-01/15/49		292,830	(288,327,781)
3.50%, 01/01/49-01/15/49		87,102	(87,616,454)
4.00%, 01/15/49		316,327	(323,889,192)

Total TBA Sale Commitments — (48.3)% (Proceeds: $6,037,899,953)			(6,113,083,186)

Options Written — (0.1)% (Premiums Received: $13,062,238)			(15,111,278)

Total Investments Net of Options Written and TBA Sale Commitments — 109.5%			13,884,238,447

Liabilities in Excess of Other Assets — (9.5)%			(1,210,019,620)

Net Assets — 100.0%			$12,674,218,827

43

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Security, or a portion of the security, is on loan.
(h)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Perpetual security with no stated maturity date.
(o)	Fixed rate.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Rates are discount rates or a range of discount rates as of period end.
(t)	Annualized 7-day yield as of period end.
(u)	Security was purchased with the cash collateral from loaned securities.
(v)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated persons and/or related parties	Par/Shares Held at 09/30/18	Par/Shares Purchased		Par/Shares Sold		Par/Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$3,374	$—		$—		$3,374	$2,975	$—		$—	$(17)
BlackRock Liquidity Funds, T-Fund, Institutional Class	791,503,000	—		(733,304,029	)(b)	58,198,971	58,198,971	7,962		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	820,600		(40,700)		779,900	63,249,890	—		(15,281)	(57,609)
iShares JPMorgan USD Emerging Markets Bond ETF	1,201,638	1,093,793		(1,945,183)		350,248	36,394,270	2,969,209		(4,233,722)	(575,353)
SL Liquidity Series, LLC, Money Market Series	8,009,890	56,524,706	(c)	—		64,534,596	64,528,142	48,383	(d)	208	(6,808)

							$222,374,248	$3,025,554		$(4,248,795)	$(639,787)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CBOE Volatility Index	184	01/16/19	$4,448	$445,147
STOXX Europe 600 Index	4	03/15/19	30	(978)
U.S. Treasury Bonds (30 Year)	528	03/20/19	77,088	462,152
U.S. Ultra Treasury Bonds	5,097	03/20/19	818,865	41,253,761
U.S. Ultra Treasury Bonds (10 Year)	2,598	03/20/19	337,943	8,472,498
U.S. Treasury Notes (2 Year)	5,645	03/29/19	1,198,504	7,203,744
U.S. Treasury Notes (5 Year)	15,451	03/29/19	1,772,037	21,004,453

				78,840,777

44

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro-Bobl	110	03/07/19	$16,702	$(40,444)
Euro-Bund	1,886	03/07/19	353,391	(1,766,522)
Euro-Buxl	157	03/07/19	32,490	(64,732)
Euro-Schatz	6	03/07/19	770	(762)
Japanese Government Bonds (10 Year)	76	03/13/19	105,729	(512,021)
S&P 500 E-Mini	570	03/15/19	71,398	(6,811)
U.S. Treasury Notes (10 Year)	4,092	03/20/19	499,288	(2,444,055)
Long Gilt British	56	03/27/19	8,792	(80,710)
Euro Dollar	3,951	12/14/20	963,353	(4,006,433)
Euro Dollar	1,035	03/15/21	252,437	(721,467)

				(9,643,957)

				$69,196,820

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,961,485	USD	1,277,400	Citibank N.A.	01/03/19	$2,512
BRL	51,788,369	USD	13,333,600	Citibank N.A.	01/03/19	26,219
BRL	6,110,149	USD	1,574,375	Goldman Sachs International	01/03/19	1,857
USD	1,574,375	BRL	6,081,181	Goldman Sachs International	01/03/19	5,616
USD	2,554,800	BRL	9,868,170	Goldman Sachs International	01/03/19	9,113
USD	6,637,605	BRL	25,638,413	Goldman Sachs International	01/03/19	23,677
USD	2,554,800	ZAR	36,341,008	BNP Paribas S.A.	01/10/19	32,047
USD	1,717,500	COP	5,514,033,750	NatWest Markets PLC	01/11/19	20,542
ARS	25,317,500	USD	650,000	BNP Paribas S.A.	01/16/19	6,959
ARS	25,103,000	USD	650,000	Citibank N.A.	01/16/19	1,393
ARS	12,951,250	USD	325,000	Citibank N.A.	01/16/19	11,069
ARS	12,967,500	USD	325,000	Deutsche Bank AG	01/16/19	11,491
ARS	51,522,600	USD	1,290,000	Deutsche Bank AG	01/16/19	46,950
ARS	12,977,250	USD	325,000	NatWest Markets PLC	01/16/19	11,744
MXN	31,601,678	USD	1,574,375	Goldman Sachs International	01/16/19	29,516
USD	40,691	CLP	27,277,415	BNP Paribas S.A.	01/16/19	1,367
USD	3,222,309	CLP	2,221,459,825	BNP Paribas S.A.	01/16/19	19,810
USD	10,000	CLP	6,703,100	Citibank N.A.	01/16/19	337
USD	3,230,000	RUB	217,734,300	Bank of America N.A.	01/16/19	112,322
USD	9,680,000	ZAR	139,200,626	BNP Paribas S.A.	01/16/19	24,002
USD	10,000	ZAR	138,795	Citibank N.A.	01/16/19	372
IDR	143,836,000,000	USD	9,337,000	Barclays Bank PLC	01/18/19	646,389
CNH	103,987,500	USD	15,000,000	HSBC Bank PLC	01/31/19	138,556
JPY	7,725,395,000	USD	70,234,612	JPMorgan Chase Bank N.A.	02/05/19	450,705
USD	37,397,338	GBP	29,241,000	JPMorgan Chase Bank N.A.	02/05/19	58,744
USD	5,110,000	KRW	5,645,528,000	Morgan Stanley & Co. International PLC	02/07/19	44,077
ARS	12,874,549	USD	305,446	BNP Paribas S.A.	03/07/19	8,052
ARS	42,566,300	USD	1,022,000	BNP Paribas S.A.	03/11/19	9,797
JPY	31,749,000	USD	287,689	Australia & New Zealand Banking Group Ltd.	03/14/19	3,704
JPY	29,860,000	USD	266,426	JPMorgan Chase Bank N.A.	03/14/19	7,630
JPY	30,000,000	USD	266,506	Morgan Stanley & Co. International PLC	03/14/19	8,834
USD	1,176,379	CNH	8,066,079	Bank of America N.A.	03/14/19	2,227
USD	258,561	HKD	2,016,778	Goldman Sachs International	03/14/19	439
USD	3,873,893	HKD	30,181,498	Morgan Stanley & Co. International PLC	03/14/19	11,049
USD	3,873,899	HKD	30,180,000	Morgan Stanley & Co. International PLC	03/14/19	11,247

45

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	348,247,902	USD	23,935	Bank of America N.A.	03/15/19	$86
USD	402,518	KRW	444,098,451	Bank of America N.A.	03/15/19	3,462
USD	1,272,215	TWD	38,600,260	JPMorgan Chase Bank N.A.	03/15/19	8,593
EUR	15,991,023	USD	18,427,000	Deutsche Bank AG	03/20/19	18,508
GBP	51,623,000	USD	65,552,388	Barclays Bank PLC	03/20/19	502,387
USD	4,607,000	AUD	6,520,822	Bank of America N.A.	03/20/19	7,811
USD	4,607,000	CAD	6,272,443	Goldman Sachs International	03/20/19	3,974
USD	13,394,000	CHF	13,048,328	Citibank N.A.	03/20/19	18,587
USD	5,430,000	MXN	106,916,700	Barclays Bank PLC	06/14/19	135,092
USD	43,851,570	EUR	33,810,000	Deutsche Bank AG	12/13/19	3,940,509
USD	44,135,574	EUR	33,810,000	Deutsche Bank AG	02/25/20	3,987,243
JPY	4,504,440,000	USD	41,738,695	JPMorgan Chase Bank N.A.	03/16/20	906,229
USD	44,963,466	JPY	4,504,440,000	HSBC Bank PLC	03/16/20	2,318,542

						13,651,388

BRL	4,893,719	USD	1,277,400	Goldman Sachs International	01/03/19	(14,970)
USD	6,695,995	BRL	26,228,212	Goldman Sachs International	01/03/19	(70,084)
USD	5,110,000	TWD	157,709,930	BNP Paribas S.A.	01/03/19	(22,499)
ZAR	35,994,833	USD	2,554,800	BNP Paribas S.A.	01/10/19	(56,078)
COP	5,429,017,500	USD	1,717,500	BNP Paribas S.A.	01/11/19	(46,706)
ARS	35,941,400	USD	935,000	Citibank N.A.	01/16/19	(2,364)
CLP	1,712,757,025	USD	2,555,000	BNP Paribas S.A.	01/16/19	(85,857)
CLP	1,712,757,025	USD	2,555,000	BNP Paribas S.A.	01/16/19	(85,857)
CLP	2,190,029,760	USD	3,273,000	Deutsche Bank AG	01/16/19	(115,811)
COP	5,483,307,675	USD	1,717,500	Goldman Sachs International	01/16/19	(30,437)
RUB	214,665,800	USD	3,230,000	Bank of America N.A.	01/16/19	(156,259)
USD	150,000	ARS	6,004,500	Goldman Sachs International	01/16/19	(5,810)
USD	1,307,000	ARS	50,482,875	HSBC Bank PLC	01/16/19	(2,970)
USD	440,000	BRL	1,708,520	Deutsche Bank AG	01/16/19	(413)
USD	721,129	CHF	712,173	State Street Bank and Trust Co.	01/16/19	(4,501)
USD	1,908,185	EUR	1,669,297	Goldman Sachs International	01/16/19	(7,042)
USD	7,784,616	IDR	112,669,000,000	BNP Paribas S.A.	01/16/19	(37,171)
USD	5,766,000	KRW	6,493,150,260	Citibank N.A.	01/16/19	(56,240)
USD	6,460,000	MXN	130,066,932	Citibank N.A.	01/16/19	(141,333)
USD	3,148,750	MXN	64,049,541	JPMorgan Chase Bank N.A.	01/16/19	(101,979)
USD	3,148,750	MXN	64,049,541	JPMorgan Chase Bank N.A.	01/16/19	(101,979)
ZAR	46,010,597	USD	3,230,000	HSBC Bank PLC	01/16/19	(38,360)
ZAR	91,176,440	USD	6,460,000	UBS AG	01/16/19	(135,319)
USD	9,337,000	IDR	137,693,000,000	JPMorgan Chase Bank N.A.	01/18/19	(219,965)
USD	388,273,351	JPY	43,323,734,643	JPMorgan Chase Bank N.A.	01/22/19	(7,689,368)
USD	2,092,194	COP	6,808,000,000	HSBC Bank PLC	01/23/19	(1,676)
USD	8,075,859	COP	26,700,000,000	NatWest Markets PLC	01/23/19	(136,001)
USD	7,314,919	COP	24,184,220,000	NatWest Markets PLC	01/23/19	(123,186)
USD	688,957	COP	2,260,330,000	NatWest Markets PLC	01/23/19	(6,231)
USD	15,450,877	MXN	312,460,000	Citibank N.A.	01/23/19	(389,444)
USD	13,589,820	MXN	272,340,000	Citibank N.A.	01/23/19	(216,597)
USD	2,510,832	ZAR	36,500,000	Bank of America N.A.	01/23/19	(18,895)
USD	1,240,828	ZAR	18,030,000	Bank of America N.A.	01/23/19	(8,788)
USD	8,515,000	CNH	59,661,199	Barclays Bank PLC	01/31/19	(170,510)
USD	6,385,000	CNH	44,744,765	HSBC Bank PLC	01/31/19	(128,967)
BRL	25,688,195	USD	6,637,605	Goldman Sachs International	02/04/19	(24,229)
BRL	9,887,331	USD	2,554,800	Goldman Sachs International	02/04/19	(9,326)
BRL	6,092,989	USD	1,574,375	Goldman Sachs International	02/04/19	(5,747)

46

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,440,977	EUR	1,259,000	Bank of New York Mellon	02/05/19	$(5,974)
USD	43,446	EUR	38,000	Citibank N.A.	02/05/19	(227)
USD	400,972	EUR	351,000	Goldman Sachs International	02/05/19	(2,427)
USD	148,528	EUR	130,000	Goldman Sachs International	02/05/19	(879)
USD	302,763,079	EUR	265,570,000	UBS AG	02/05/19	(2,452,708)
USD	2,473,553	JPY	279,167,000	Citibank N.A.	02/05/19	(80,751)
USD	22,204,629	JPY	2,506,447,416	Deutsche Bank AG	02/05/19	(728,700)
USD	22,248,484	JPY	2,506,447,416	Deutsche Bank AG	02/05/19	(684,846)
USD	22,119,609	JPY	2,506,447,416	National Australia Bank Ltd.	02/05/19	(813,721)
USD	5,879,730	MXN	120,000,000	Goldman Sachs International	02/05/19	(191,261)
USD	8,570,273	MXN	172,971,000	Standard Chartered Bank	02/05/19	(180,605)
KRW	5,688,963,000	USD	5,110,000	Bank of America N.A.	02/07/19	(5,101)
USD	655,000	ARS	26,396,500	BNP Paribas S.A.	02/11/19	(6,531)
USD	655,000	ARS	26,396,500	JPMorgan Chase Bank N.A.	02/11/19	(6,531)
USD	5,126,417	EUR	4,459,534	Barclays Bank PLC	03/14/19	(14,954)
USD	5,843,091	JPY	655,104,026	Bank of America N.A.	03/14/19	(169,468)
USD	5,843,712	JPY	655,100,000	Goldman Sachs International	03/14/19	(168,810)
IDR	539,487,010	USD	37,301	UBS AG	03/15/19	(90)
USD	1,172,078	IDR	17,868,327,363	Morgan Stanley & Co. International PLC	03/15/19	(60,406)
AUD	26,091,882	USD	18,427,000	Morgan Stanley & Co. International PLC	03/20/19	(24,183)
CAD	26,913,742	EUR	17,140,000	BNP Paribas S.A.	03/20/19	(20,214)
CAD	15,147,473	EUR	9,645,000	BNP Paribas S.A.	03/20/19	(9,466)
CAD	25,100,707	USD	18,427,000	Royal Bank of Canada	03/20/19	(6,870)
CAD	36,492,902	USD	26,785,000	TD Securities, Inc.	03/20/19	(4,719)
GBP	14,347,961	USD	18,427,000	NatWest Markets PLC	03/20/19	(67,910)
USD	13,820,000	AUD	19,637,865	HSBC Bank PLC	03/20/19	(30,746)
USD	13,820,000	CAD	18,834,341	Goldman Sachs International	03/20/19	(1,563)
USD	4,607,000	EUR	4,000,309	Deutsche Bank AG	03/20/19	(7,322)
USD	13,820,000	EUR	12,042,823	Goldman Sachs International	03/20/19	(71,292)
USD	65,446,607	GBP	51,623,000	Morgan Stanley & Co. International PLC	03/20/19	(608,168)
USD	13,820,000	GBP	10,897,724	Morgan Stanley & Co. International PLC	03/20/19	(124,302)
USD	4,607,000	GBP	3,622,399	NatWest Markets PLC	03/20/19	(28,081)
MXN	108,029,850	USD	5,430,000	Barclays Bank PLC	06/14/19	(79,965)
TRY	10,171,008	USD	1,899,302	JPMorgan Chase Bank N.A.	06/19/19	(138,489)
EUR	33,810,000	USD	41,367,211	JPMorgan Chase Bank N.A.	12/13/19	(1,456,151)
EUR	33,810,000	USD	41,665,584	JPMorgan Chase Bank N.A.	02/25/20	(1,517,253)

						(20,239,653)

Net Unrealized Depreciation						$(6,588,265)

47

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EURO STOXX 50 Index	66	01/18/19	EUR	3,500.00	EUR	1,981	$151
EURO STOXX 50 Index	182	01/18/19	EUR	3,300.00	EUR	5,463	834
Anglo American PLC	53	02/15/19	GBP	16.60	GBP	926	99,642

							100,627

Put
CBOE Volatility Index	3,752	01/16/19	USD	19.00	USD	9,538	75,040
Anheuser Busch Inbev NV	728	01/18/19	USD	65.00	USD	4,791	106,288
Canon, Inc. - ADR	518	01/18/19	EUR	35.00	EUR	1,882	105,346
EURO STOXX 50 Index	497	01/18/19	EUR	3,050.00	EUR	14,917	538,689
EURO STOXX 50 Index	497	01/18/19	EUR	2,800.00	EUR	14,917	86,270
EURO STOXX 50 Index	120	01/18/19	EUR	3,100.00	EUR	3,602	177,637
iShares iBoxx $ High Yield Corporate Bond ETF	1,515	01/18/19	USD	81.00	USD	12,287	114,383
iShares iBoxx $ Investment Grade Corp. Bond Fund	3,706	01/18/19	USD	112.00	USD	41,811	92,650
S&P 500 Index	62	01/18/19	USD	2,550.00	USD	15,542	457,870
S&P 500 Index	62	01/18/19	USD	2,325.00	USD	15,542	64,790
S&P 500 Index	61	01/18/19	USD	2,775.00	USD	15,292	1,643,035
S&P 500 Index	61	01/18/19	USD	2,500.00	USD	15,292	299,815
U.S. Treasury Notes (5 Year)	543	01/25/19	USD	114.25	USD	62,275	84,844
E-mini S&P 500 European Style Weekly Options, Week 3(a)	2,173	02/15/19	USD	96.88	USD	529,587	13,581
U.S. Treasury Notes (5 Year)	230	02/22/19	USD	114.25	USD	26,378	66,484
Anheuser Busch Inbev NV	720	03/15/19	USD	65.00	USD	4,738	234,000

							4,160,722

							$4,261,349

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Under-and-Out	Morgan Stanley & Co. International PLC	—	02/11/19	CNH	6.97	CNH	7.15	USD	36,400	$25,501
2S-30S CMS	Cap	Citibank N.A.	—	05/15/19	USD	14.80	USD	9.15	USD	360,017	567,034

											592,535

Put
USD Currency(a)	Under-and-In	Deutsche Bank AG	—	01/07/19	BRL	3.60	BRL	4.00	USD	12,740	1
USD Currency(a)	One-Touch	Citibank N.A.	—	01/28/19	USD	106.75	USD	106.75	USD	3,336	102
USD Currency(a)	Under-and-In	Deutsche Bank AG	—	02/07/19	BRL	3.50	BRL	4.00	USD	9,237	67

											170

											$592,705

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

48

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
	JPMorgan Chase
AUD Currency(a)	Bank N.A.	—	01/10/19	NZD	1.08	AUD	15,485	$27
	Morgan Stanley &
	Co. International
USD Currency	PLC	—	01/10/19	BRL	3.92	USD	5,110	26,489
USD Currency	BNP Paribas S.A.	—	01/16/19	TRY	5.75	USD	18,000	28,437
	Barclays Bank
USD Currency	PLC	—	02/11/19	CNH	7.15	USD	35,817	18,880
USD Currency(a)	HSBC Bank PLC	—	02/11/19	CNH	7.35	USD	44,771	2,057
	Deutsche Bank
USD Currency	AG	—	04/03/19	JPY	112.00	USD	82,931	475,596
	Deutsche Bank
USD Currency	AG	—	07/19/19	TWD	31.00	USD	27,943	182,910

								734,396
Put
	JPMorgan Chase
USD Currency(a)	Bank N.A.	—	01/02/19	TRY	4.20	USD	27,356	3
USD Currency(a)	Citibank N.A.	—	01/03/19	TRY	4.19	USD	10,855	1
	JPMorgan Chase
EUR Currency(a)	Bank N.A.	—	01/04/19	GBP	0.85	EUR	21,500	2
	Goldman Sachs
USD Currency(a)	International	—	01/08/19	BRL	3.60	USD	6,360	9
	Morgan Stanley &
	Co. International
USD Currency	PLC	—	01/10/19	BRL	3.74	USD	5,110	2,720
	Goldman Sachs
USD Currency	International	—	01/16/19	TRY	5.45	USD	18,000	515,704
	Barclays Bank
USD Currency	PLC	—	01/31/19	CNH	6.88	USD	21,300	142,038
USD Currency	HSBC Bank PLC	—	01/31/19	KRW	1,110.00	USD	5,766	49,211
	Goldman Sachs
USD Currency	International	—	02/07/19	BRL	3.90	USD	5,110	103,016
USD Currency	HSBC Bank PLC	—	02/07/19	KRW	1,115.00	USD	5,110	61,716
	JPMorgan Chase
USD Currency	Bank N.A.	—	02/21/19	ZAR	13.50	USD	4,052	18,138
	Deutsche Bank
USD Currency	AG	—	04/03/19	JPY	112.00	USD	82,931	2,785,582

								3,678,140

								$4,412,536

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

49

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 04/26/29	3-month LIBOR, 2.81%	Quarterly	2.75%	Semi- Annual	Citibank N.A.	04/24/19	2.75%	USD	126,820	$1,814,794
10-Year Interest Rate Swap, 04/26/29	3-month LIBOR, 2.81%	Quarterly	2.75%	Semi- Annual	Citibank N.A.	04/24/19	2.75%	USD	30,840	441,320
10-Year Interest Rate Swap, 06/12/29	3-month LIBOR, 2.81%	Quarterly	2.70%	Semi- Annual	Barclays Bank PLC	06/10/19	2.70%	USD	68,291	995,311
1-Year Interest Rate Swap, 08/11/20	3-month LIBOR, 2.81%	Quarterly	2.65%	Semi- Annual	Deutsche Bank AG	08/09/19	2.65%	USD	184,680	341,106
1-Year Interest Rate Swap, 05/28/21	3-month LIBOR, 2.81%	Quarterly	2.70%	Semi- Annual	Bank of America N.A.	05/26/20	2.70%	USD	317,500	1,393,866
10-Year Interest Rate Swap, 04/29/48	3-month LIBOR, 2.81%	Quarterly	3.04%	Semi- Annual	JPMorgan Chase Bank N.A.	04/27/38	3.04%	USD	179,050	10,229,699

										15,216,096

Put
10-Year Interest Rate Swap, 04/26/29	3.77%	Semi- Annual	3-month LIBOR, 2.81%	Quarterly	Citibank N.A.	04/24/19	3.77%	USD	78,830	15,839
10-Year Interest Rate Swap, 04/29/48	3.04%	Semi- Annual	3-month LIBOR, 2.81%	Quarterly	JPMorgan Chase Bank N.A.	04/27/38	3.04%	USD	179,050	8,440,254

										8,456,093

										$23,672,189

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CME CBOT U.S. Treasury Notes (10 Year) Week 1	51	01/04/19	USD	121.00	USD	6,223	$(52,594)
CME CBOT U.S. Treasury Notes (10 Year) Week 2	51	01/11/19	USD	121.50	USD	6,223	(34,266)
EURO STOXX 50 Index	182	01/18/19	EUR	3,400.00	EUR	5,463	(626)
U.S. Treasury Notes (10 Year)	51	01/18/19	USD	122.50	USD	6,223	(14,344)
Anglo American PLC	53	02/15/19	GBP	20.00	GBP	926	(11,991)

							(113,821)

Put
CME CBOT U.S. Treasury Notes (10 Year) Week 1(a)	51	01/04/19	USD	120.00	USD	6,223	—
CME CBOT U.S. Treasury Notes (10 Year) Week 2	51	01/11/19	USD	120.50	USD	6,223	(1,594)
E-mini S&P 500 European Style Weekly Options, Week 2(a)	3,600	01/11/19	USD	97.13	USD	878,040	(22,500)
EURO STOXX 50 Index	497	01/18/19	EUR	2,950.00	EUR	14,917	(338,816)
EURO STOXX 50 Index	617	01/18/19	EUR	2,900.00	EUR	18,519	(232,579)
iShares iBoxx $ High Yield Corporate Bond ETF	2,671	01/18/19	USD	81.00	USD	21,662	(201,661)
iShares iBoxx $ High Yield Corporate Bond ETF	1,515	01/18/19	USD	78.00	USD	12,287	(27,270)
S&P 500 Index	62	01/18/19	USD	2,425.00	USD	15,542	(160,890)
S&P 500 Index	62	01/18/19	USD	2,450.00	USD	15,542	(199,950)

50

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
S&P 500 Index	61	01/18/19	USD	2,625.00	USD	15,292	$(776,225)
S&P 500 Index	61	01/18/19	USD	2,650.00	USD	15,292	(907,985)
U.S. Treasury Notes (10 Year)	51	01/18/19	USD	121.50	USD	6,223	(12,750)

							(2,882,220)

							$(2,996,041)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
	JPMorgan Chase
AUD Currency(a)	Bank N.A.	—	01/10/19	NZD	1.10	AUD	15,485	$(1)
	Morgan Stanley &
	Co. International
USD Currency	PLC	—	01/10/19	BRL	3.90	USD	5,110	(35,216)
USD Currency	Citibank N.A.	—	01/11/19	MXN	20.90	USD	5,110	(719)
USD Currency	BNP Paribas S.A.	—	01/16/19	TRY	5.45	USD	18,000	(159,599)
	JPMorgan Chase
USD Currency	Bank N.A.	—	02/07/19	KRW	1,140.00	USD	2,555	(8,291)
	Barclays Bank
USD Currency(a)	PLC	—	02/11/19	CNH	7.35	USD	44,771	(2,034)
	Morgan Stanley &
	Co. International
USD Currency	PLC	—	04/03/19	JPY	112.00	USD	82,931	(473,551)
USD Currency	HSBC Bank PLC	—	07/19/19	TWD	31.00	USD	27,943	(182,910)

								(862,321)

Put
	JPMorgan Chase
USD Currency(a)	Bank N.A.	—	01/02/19	TRY	3.77	USD	27,356	(3)
USD Currency(a)	Citibank N.A.	—	01/03/19	TRY	3.76	USD	10,855	(1)
	Morgan Stanley &
	Co. International
USD Currency(a)	PLC	—	01/10/19	BRL	3.60	USD	5,110	(33)
	Goldman Sachs
USD Currency	International	—	01/16/19	TRY	5.75	USD	18,000	(1,398,421)
	Morgan Stanley &
	Co. International
USD Currency	PLC	—	01/31/19	CNH	6.88	USD	21,300	(143,166)
	Goldman Sachs
USD Currency	International	—	02/07/19	BRL	3.75	USD	7,665	(40,452)
USD Currency	HSBC Bank PLC	—	02/07/19	KRW	1,085.00	USD	5,110	(13,280)
	JPMorgan Chase
USD Currency	Bank N.A.	—	02/07/19	KRW	1,085.00	USD	2,555	(6,632)
	Morgan Stanley &
	Co. International
USD Currency	PLC	—	04/03/19	JPY	112.00	USD	82,931	(2,790,895)

								(4,392,883)

								$(5,255,204)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

51

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 05/28/21	2.20%	Semi- Annual	3-month LIBOR, 2.81%	Quarterly	Bank of America N.A.	05/26/20	2.20%	USD	369,200	$(847,606)
2-Year Interest Rate Swap, 10/18/22	2.75%	Semi- Annual	3-month LIBOR, 2.81%	Quarterly	Citibank N.A.	10/16/20	2.75%	USD	499,785	(5,417,173)

										(6,264,779)

Put
2-Year Interest Rate Swap, 10/18/22	3-month LIBOR, 2.81%	Quarterly	3.75%	Semi- Annual	Citibank N.A.	10/16/20	3.75%	USD	499,785	(595,254)

										$(6,860,033)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	USD	13,500	$(469,740)	$(833,342)	$363,602
ITRAXX.EUR.29.V1	1.00%	Quarterly	06/20/23	EUR	9,469	(109,514)	(192,637)	83,123
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	USD	10,260	(333,774)	(667,840)	334,066
ITRAXX.EUR.30.V1	1.00%	Quarterly	12/20/23	EUR	14,950	(104,882)	(165,163)	60,281
ITRAXX.XO.30.V1	5.00%	Quarterly	12/20/23	EUR	14,622	(1,093,947)	(1,054,503)	(39,444)
ITRAXX.EUR.29.V1	1.00%	Quarterly	06/20/28	EUR	13,000	316,095	98,534	217,561

						$(1,795,762)	$(2,814,951)	$1,019,189

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.28.V1	5.00%	Quarterly	12/20/22	B+	EUR	6,828	$497,904	$794,808	$(296,904)
CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	B+	USD	75,351	1,638,022	2,352,792	(714,770)

							$2,135,926	$3,147,600	$(1,011,674)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK RPI All Items Monthly	At Termination	3.57%	At Termination	11/15/28	GBP	40,909	$192,462	$(19,355)	$211,817

52

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.36%	Monthly	28-day MXIBTIIE, 8.59%	Monthly	N/A	01/28/19	MXN	728,739	$37,917	$116	$37,801
28-day MXIBTIIE, 8.59%	Monthly	8.21%	Monthly	N/A	10/07/20	MXN	665,409	(234,888)	52	(234,940)
28-day MXIBTIIE, 8.59%	Monthly	8.21%	Monthly	N/A	10/07/20	MXN	327,007	(115,779)	26	(115,805)
2.10%	Quarterly	3-month Australian Bank Bill Rate 2.09%	Quarterly	N/A	08/23/21	AUD	10,284	(7,669)	65	(7,734)
2.29%	Semi-Annual	6-month Australian Bank Bill Rate, 2.22%	Semi-Annual	N/A	11/02/21	AUD	5,057	(23,826)	80	(23,906)
6-month EURIBOR, (0.24)%	Semi-Annual	0.38%	Annual	11/09/20(a)	11/09/21	EUR	560,809	1,904,517	(24,621)	1,929,138
6-month EURIBOR, (0.24)%	Semi-Annual	0.38%	Annual	11/09/20(a)	11/09/21	EUR	560,809	1,872,184	(5,488)	1,877,672
1.55%	Semi-Annual	6-month GBP LIBOR, 1.03%	Semi-Annual	11/09/20(a)	11/09/21	GBP	1,018,311	(2,780,302)	112,516	(2,892,818)
6-month EURIBOR, (0.24)%	Semi-Annual	0.32%	Annual	11/16/20(a)	11/16/21	EUR	565,257	1,509,243	1,992	1,507,251
1.42%	Semi-Annual	6-month GBP LIBOR, 1.03%	Semi-Annual	11/16/20(a)	11/16/21	GBP	516,104	(591,668)	2,144	(593,812)
2.58%	Semi-Annual	3-month Canadian Bankers Accceptances, 2.31%	Semi-Annual	N/A	12/03/21	CAD	15,645	(117,141)	255	(117,396)
6-month CIBOR, (0.12)%	Semi-Annual	0.12%	Annual	N/A	12/06/21	DKK	92,248	24,763	2,437	22,326
6-month NIBOR, 1.41%	Semi-Annual	1.67%	Annual	N/A	12/06/21	NOK	123,771	27,197	114	27,083
6-month STIBOR, (0.03)%	Quarterly	0.17%	Annual	N/A	12/06/21	SEK	128,311	(1,875)	1,877	(3,752)
3.01%	Semi-Annual	3-month LIBOR, 2.81%	Quarterly	N/A	12/07/21	USD	11,851	(140,988)	(3,125)	(137,863)
1.34%	Semi-Annual	6-month GBP LIBOR, 1.03%	Semi-Annual	12/10/20(a)	12/10/21	GBP	257,955	9,880	(5,156)	15,036
6-month EURIBOR, (0.24)%	Semi-Annual	0.24%	Annual	12/14/20(a)	12/14/21	EUR	282,515	420,055	9,391	410,664
7.11%	Monthly	28-day MXIBTIIE, 8.59%	Monthly	N/A	10/14/22	MXN	146,271	365,131	69	365,062
7.11%	Monthly	28-day MXIBTIIE, 8.59%	Monthly	N/A	10/14/22	MXN	110,975	276,087	52	276,035

53

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund
Rate	Frequency	Rate	Frequency
1.66%	Semi-Annual	6-month GBP LIBOR, 1.03%	Semi-Annual	11/08/21(a)	11/08/22	GBP	258,267	$(828,415)	$24,008	$(852,423)
1.67%	Semi-Annual	6-month GBP LIBOR, 1.03%	Semi-Annual	11/08/21(a)	11/08/22	GBP	258,267	(860,212)	60,170	(920,382)
1.54%	Semi-Annual	6-month GBP LIBOR, 1.03%	Semi-Annual	11/15/21(a)	11/15/22	GBP	260,500	(455,573)	1,681	(457,254)
1.34%	Semi-Annual	6-month GBP LIBOR, 1.03%	Semi-Annual	N/A	11/30/23	GBP	5,478	(18,698)	(5,622)	(13,076)
2.62%	Semi-Annual	3-month Canadian Bankers Accceptances, 2.31%	Semi-Annual	N/A	12/03/23	CAD	9,604	(113,980)	(816)	(113,164)
6-month EURIBOR, (0.24)%	Semi-Annual	0.28%	Annual	N/A	12/04/23	EUR	7,490	44,623	1,106	43,517
6-month CIBOR, (0.12)%	Semi-Annual	0.42%	Annual	N/A	12/06/23	DKK	55,726	34,917	4,736	30,181
6-month STIBOR, (0.03)%	Quarterly	0.51%	Annual	N/A	12/06/23	SEK	77,818	14,454	2,648	11,806
3.00%	Semi-Annual	3-month LIBOR, 2.81%	Quarterly	N/A	12/07/23	USD	7,311	(142,721)	(3,653)	(139,068)
28-day MXIBTIIE, 8.59%	Monthly	6.32%	Monthly	N/A	07/17/25	MXN	73,475	(446,881)	368	(447,249)
3-month LIBOR, 2.81%	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	2,360	(59,321)	24	(59,345)
2.27%	Semi-Annual	3-month LIBOR, 2.81%	Quarterly	N/A	09/11/25	USD	1,800	29,078	23	29,055
2.91%	Semi-Annual	3-month LIBOR, 2.81%	Quarterly	N/A	08/23/26	USD	3,692	(96,228)	(46)	(96,182)
6-month EURIBOR, (0.24)%	Semi-Annual	0.82%	Annual	3/11/19(a)	02/15/28	EUR	192,340	1,435,730	3,341	1,432,389
6-month EURIBOR, (0.24)%	Semi-Annual	0.82%	Annual	3/11/19(a)	02/15/28	EUR	11,154	90,804	195	90,609
2.93%	Semi-Annual	3-month LIBOR, 2.81%	Quarterly	N/A	08/24/28	USD	8,170	(209,755)	127	(209,882)
3.16%	Semi-Annual	3-month LIBOR, 2.81%	Quarterly	N/A	10/03/28	USD	4,519	(177,925)	71	(177,996)
1.58%	Semi-Annual	6-month GBP LIBOR, 1.03%	Semi-Annual	N/A	11/21/28	GBP	54,268	(1,056,331)	8,134	(1,064,465)
1.54%	Semi-Annual	6-month GBP LIBOR, 1.03%	Semi-Annual	N/A	11/30/28	GBP	2,844	(40,468)	(7,287)	(33,181)
2.75%	Semi-Annual	3-month Canadian Bankers Accceptances, 2.31%	Semi-Annual	N/A	12/03/28	CAD	5,110	(96,403)	(2,133)	(94,270)

54

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-month EURIBOR, (0.24)%	Semi-Annual	0.88%	Annual	N/A	12/04/28	EUR	3,872	$39,176	$683	$38,493
6-month CIBOR, (0.12)%	Semi-Annual	1.03%	Annual	N/A	12/06/28	DKK	28,735	31,922	8,189	23,733
6-month STIBOR, (0.03)%	Quarterly	1.16%	Annual	N/A	12/06/28	SEK	40,557	24,883	7,151	17,732
3.08%	Semi-Annual	3-month LIBOR, 2.81%	Quarterly	N/A	12/07/28	USD	3,916	(123,081)	(2,139)	(120,942)
2.85%	Semi-Annual	3-month LIBOR, 2.81%	Quarterly	N/A	12/24/28	USD	5,017	(55,236)	79	(55,315)
3.26%	Semi-Annual	3-month LIBOR, 2.81%	Quarterly	4/26/19(a)	04/26/29	USD	18,140	(841,908)	284	(842,192)
3-month LIBOR, 2.81%	Quarterly	3.35%	Semi-Annual	4/26/19(a)	04/26/29	USD	12,770	686,944	198	686,746
3.23%	Semi-Annual	3-month LIBOR, 2.81%	Quarterly	4/26/19(a)	04/26/29	USD	4,410	(192,274)	69	(192,343)
2.93%	Semi-Annual	3-month LIBOR, 2.81%	Quarterly	6/12/19(a)	06/12/29	USD	21,170	(356,476)	332	(356,808)
2.91%	Semi-Annual	3-month Canadian Bankers Accceptances, 2.31%	Semi-Annual	N/A	12/03/48	CAD	2,165	(79,841)	(444)	(79,397)
6-month EURIBOR, (0.24)%	Semi-Annual	1.46%	Annual	N/A	12/04/48	EUR	1,518	37,007	94	36,913
1.73%	Semi-Annual	6-month GBP LIBOR, 1.03%	Semi-Annual	N/A	12/04/48	GBP	1,134	(66,646)	1,687	(68,333)
6-month CIBOR, (0.12)%	Semi-Annual	1.53%	Annual	N/A	12/06/48	DKK	11,141	23,686	711	22,975
6-month STIBOR, (0.03)%	Quarterly	1.68%	Annual	N/A	12/06/48	SEK	16,157	23,232	2,345	20,887
3.19%	Semi-Annual	3-month LIBOR, 2.81%	Quarterly	N/A	12/07/48	USD	1,695	(114,244)	(1,494)	(112,750)

								$(1,483,323)	$197,616	$(1,680,939)

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank PLC	12/20/19	EUR	2,000	$ 66,870	$ 96,902	$30,032
Frontier Communications Corp.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/19	USD	1,049	120,460	104,457	16,003
Thomas Cook Group PLC	5.00%	Quarterly	Credit Suisse International	12/20/19	EUR	300	10,693	15,749	5,056
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/20	USD	2,050	90,042	125,478	35,436

55

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
HCA, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	3,095	$209,334	$209,399	$ 65
HCA, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	930	62,901	63,208	307
Thomas Cook Group PLC	5.00%	Quarterly	Bank of America N.A.	06/20/20	EUR	1,490	96,199	98,758	194,957
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	7,452	14,846	19,226	34,072
United Mexican States	1.00%	Quarterly	Bank of America N.A.	09/20/20	USD	7,452	13,360	32,191	45,551
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	16,913	2,210	14,703
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	14,039	142	13,897
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	795	11,170	1,610	9,560
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	15,978	1,659	14,319
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	13,894	1,064	12,830
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	32,023	4,592	866	3,726
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	4,205	762	3,443
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	4,205	719	3,486
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	4,205	563	3,642
Mitsubishi Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	47,573	7,271	2,794	4,477
Mitsubishi Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	4,482	1,499	2,983
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	58,651	8,865	1,178	7,687
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	4,432	430	4,002
National Australia Bank Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	14,277	537	13,740
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	810	13,025	8,018	21,043
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	460	7,397	4,748	12,145
Standard Chartered Bank	1.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	610	9,808	2,691	12,499
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/20	EUR	240	3,859	2,527	6,386
Sumitomo Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	24,938	3,662	442	4,104
Sumitomo Corp.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	3,718	760	4,478
Westpac Banking Corp.	1.00%	Quarterly	Citibank N.A.	12/20/20	USD	1,000	14,417	1,251	13,166
Wind Tre SpA	5.00%	Quarterly	Credit Suisse International	12/20/20	EUR	1,400	108,557	91,645	16,912
Stena AB	5.00%	Quarterly	Goldman Sachs International	06/20/21	EUR	440	12,079	17,638	5,559
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	300	56,045	52,478	3,567
Altice Luxembourg SA	5.00%	Quarterly	Citibank N.A.	06/20/23	EUR	3,000	377,998	222,459	155,539

56

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cable & Wireless Communications Ltd.	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	450	$ 81,013	$ 75,289	$ 5,724
Intesa Sanpaolo SpA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	EUR	1,400	194,038	141,196	52,842
Intesa Sanpaolo SpA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	EUR	749	103,811	73,905	29,906
Intesa Sanpaolo SpA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	EUR	500	69,299	49,561	19,738
Intesa Sanpaolo SpA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	EUR	500	69,300	49,787	19,513
Kroger Co.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	USD	8,600	45,822	105,549	59,727
Nordstrom, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	USD	4,280	116,665	89,811	26,854
Novafives SAS	5.00%	Quarterly	Citibank N.A.	06/20/23	EUR	300	27,546	18,338	45,884
Novafives SAS	5.00%	Quarterly	Citibank N.A.	06/20/23	EUR	300	27,545	12,858	40,403
Smurfit Kappa Acquisitions	5.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	300	55,920	67,364	11,444
Smurfit Kappa Acquisitions	5.00%	Quarterly	BNP Paribas S.A.	06/20/23	EUR	400	74,559	84,839	10,280
Smurfit Kappa Acquisitions	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	2,000	372,797	396,598	23,801
Smurfit Kappa Acquisitions	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	400	74,560	83,544	8,984
Smurfit Kappa Acquisitions	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	400	74,560	80,215	5,655
Smurfit Kappa Acquisitions	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	400	74,559	78,830	4,271
Smurfit Kappa Acquisitions	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	EUR	300	55,919	63,900	7,981
Unitymedia GmbH	5.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	370	74,439	80,412	5,973
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,440	289,712	327,004	37,292
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,180	237,403	254,491	17,088
Unitymedia GmbH	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	EUR	1,000	201,188	215,212	14,024
UPC Holding BV	5.00%	Quarterly	Citibank N.A.	06/20/23	EUR	410	68,248	68,009	239
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	700	116,522	114,195	2,327
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	400	66,584	70,642	4,058
UPC Holding BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	300	49,938	51,775	1,837
UPC Holding BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	280	46,609	45,898	711
Altice Luxembourg SA	5.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	292	43,766	34,149	9,617
Altice Luxembourg SA	5.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	146	21,883	14,635	7,248
Altice Luxembourg SA	5.00%	Quarterly	Citibank N.A.	12/20/23	EUR	820	122,906	81,243	41,663
Anglo American PLC	5.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	2,200	399,073	405,937	6,864
Anglo American PLC	5.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	300	54,419	55,776	1,357
ArcelorMittal	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	700	106,273	131,663	25,390
Ardagh Packaging Finance PLC	5.00%	Quarterly	BNP Paribas S.A.	12/20/23	EUR	450	40,838	40,608	230

57

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Ardagh Packaging Finance PLC	5.00%	Quarterly	Citibank N.A.	12/20/23	EUR	300	$ 27,225	$ 29,717	$ 2,492
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	EUR	1,470	120,896	108,827	12,069
BNP Paribas SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	EUR	700	37,282	13,266	24,016
Cable & Wireless Ltd.	5.00%	Quarterly	BNP Paribas S.A.	12/20/23	EUR	300	56,503	60,872	4,369
Cable & Wireless Ltd.	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	769	144,880	153,680	8,800
Cable & Wireless Ltd.	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	730	137,491	153,001	15,510
Cable & Wireless Ltd.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	EUR	750	141,258	157,476	16,218
Cellnex Telecom SA	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	2,200	444,159	436,702	7,457
Cellnex Telecom SA	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	800	161,513	160,810	703
Clariant AG	1.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	1,440	9,286	26,002	35,288
Clariant AG	1.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	723	4,662	3,578	8,240
Clariant AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	EUR	1,447	9,331	8,013	17,344
Deutsche Lufthansa AG	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	EUR	3,400	41,097	31,187	9,910
Elis SA	5.00%	Quarterly	BNP Paribas S.A.	12/20/23	EUR	560	107,327	113,818	6,491
Elis SA	5.00%	Quarterly	BNP Paribas S.A.	12/20/23	EUR	100	19,165	20,265	1,100
Elis SA	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	800	153,323	157,745	4,422
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	5,357	256,069	235,512	20,557
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	5,357	256,069	235,512	20,557
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	3,163	151,188	144,467	6,721
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,679	128,058	115,321	12,737
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,679	128,059	115,891	12,168
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,679	128,059	116,638	11,421
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,679	128,059	116,638	11,421
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,679	128,059	116,638	11,421
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,679	128,059	118,918	9,141
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,679	128,059	118,918	9,141
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,678	128,017	122,895	5,122
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,678	128,011	115,278	12,733
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,678	128,010	116,594	11,416
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,678	128,010	116,594	11,416

58

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,678	$ 128,011	$ 119,829	$ 8,182
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	10,350	494,740	877,310	382,570
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	1,799	85,994	79,670	6,324
Federative Republic of Brazil	1.00%	Quarterly	HSBC Bank PLC	12/20/23	USD	30,051	1,436,486	2,554,102	1,117,616
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	1,040	177,027	175,572	1,455
Hapag-Lloyd AG	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	1,000	25,355	24,846	509
HeidelbergCement AG	5.00%	Quarterly	Bank of America N.A.	12/20/23	EUR	719	140,832	149,254	8,422
HeidelbergCement AG	5.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	1,151	225,330	234,916	9,586
HeidelbergCement AG	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	EUR	719	140,831	146,975	6,144
Hellenic Telecommunications Organization SA	5.00%	Quarterly	Bank of America N.A.	12/20/23	EUR	300	58,829	59,724	895
Hellenic Telecommunications Organization SA	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	830	162,761	160,668	2,093
Hellenic Telecommunications Organization SA	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	700	137,268	137,858	590
Hellenic Telecommunications Organization SA	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	300	58,829	58,711	118
Ineos Group Holdings SA	5.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	1,610	105,264	122,716	17,452
Lanxess AG	1.00%	Quarterly	Bank of America N.A.	12/20/23	EUR	1,267	14,611	24,949	39,560
Leonardo SpA	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	1,460	244,610	259,261	14,651
Marks and Spencer PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	2,440	183,748	65,570	118,178
Marks and Spencer PLC	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	EUR	990	75,373	28,261	47,112
Marks and Spencer PLC	1.00%	Quarterly	Citibank N.A.	12/20/23	EUR	1,710	128,774	58,504	70,270
Matterhorn Telecom Holding SA	5.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	400	37,167	36,651	516
Matterhorn Telecom Holding SA	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	400	37,167	33,860	3,307
Next PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	4,300	167,340	38,711	128,629
Next PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	740	28,798	20,997	7,801
Next PLC	1.00%	Quarterly	Citibank N.A.	12/20/23	EUR	1,710	66,547	17,519	49,028
Next PLC	1.00%	Quarterly	Citibank N.A.	12/20/23	EUR	740	28,798	20,609	8,189
Next PLC	1.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	990	39,346	5,422	33,924
NXP BV	5.00%	Quarterly	BNP Paribas S.A.	12/20/23	EUR	432	83,828	97,585	13,757
NXP BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	328	63,648	71,904	8,256
NXP BV	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	EUR	360	69,857	78,133	8,276
OI European Group BV	5.00%	Quarterly	BNP Paribas S.A.	12/20/23	EUR	600	104,903	119,289	14,386
People’s Republic of China	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	6,000	91,553	85,346	6,207
Pernod-Ricard SA	1.00%	Quarterly	Citibank N.A.	12/20/23	EUR	1,430	42,733	43,313	580
Pernod-Ricard SA	1.00%	Quarterly	Citibank N.A.	12/20/23	EUR	1,400	41,836	42,002	166
Pernod-Ricard SA	1.00%	Quarterly	Citibank N.A.	12/20/23	EUR	60	1,793	1,817	24

59

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Peugeot SA	5.00%	Quarterly	Citibank N.A.	12/20/23	EUR	740	$142,704	$137,469	$ 5,235
Peugeot SA	5.00%	Quarterly	Citibank N.A.	12/20/23	EUR	700	134,990	141,814	6,824
Peugeot SA	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	1,350	260,338	285,920	25,582
Renault SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	EUR	1,480	31,644	31,080	564
Repsol SA	1.00%	Quarterly	Barclays Bank PLC	12/20/23	EUR	1,500	8,556	3,299	5,257
Repsol SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	2,910	16,598	35,085	18,487
Repsol SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	EUR	1,460	8,327	11,254	2,927
Republic of Colombia	1.00%	Quarterly	Bank of America N.A.	12/20/23	USD	1,540	39,589	16,820	22,769
Republic of Colombia	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,594	66,684	49,563	17,121
Republic of Colombia	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,594	66,684	49,563	17,121
Republic of Colombia	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	USD	2,701	69,428	45,649	23,779
Republic of Colombia	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	USD	2,516	64,681	39,209	25,472
Republic of Colombia	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,534	65,142	47,315	17,827
Republic of Colombia	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,534	65,142	48,425	16,717
Republic of Colombia	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,534	65,142	50,090	15,052
Republic of Colombia	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,533	65,116	51,178	13,938
Republic of Colombia	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,053	52,777	15,675	37,102
Republic of Colombia	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	809	20,797	15,103	5,694
Republic of Colombia	1.00%	Quarterly	Deutsche Bank AG	12/20/23	USD	2,588	66,530	49,449	17,081
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/23	USD	1,460	78,686	80,385	1,699
Republic of the Philippines	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	USD	18,990	124,574	89,220	35,354
Republic of Turkey	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/23	USD	900	99,004	100,729	1,725
Rio Tinto Ltd.	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	5,900	50,668	97,123	46,455
Softbank Group Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/23	JPY	358,614	260,828	163,647	97,181
Softbank Group Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/23	JPY	191,700	139,428	117,694	21,734
Standard Chartered PLC	1.00%	Quarterly	Citibank N.A.	12/20/23	EUR	1,500	105,214	99,557	5,657
Standard Chartered PLC	1.00%	Quarterly	Citibank N.A.	12/20/23	EUR	1,420	99,603	97,163	2,440
Stena AB	5.00%	Quarterly	Citibank N.A.	12/20/23	EUR	1,430	149,061	44,618	104,443
Stena AB	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	290	30,229	8,726	21,503
Suedzucker AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	EUR	1,480	61,315	42,823	18,492
Sunrise Communications Holdings SA	5.00%	Quarterly	Citibank N.A.	12/20/23	EUR	1,480	375,032	364,817	10,215
Total SA	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	EUR	2,910	92,145	103,073	10,928
Total SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	EUR	1,460	46,231	44,151	2,080
Unicredit SpA	1.00%	Quarterly	Citibank N.A.	12/20/23	EUR	700	116,040	83,611	32,429
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	4,661	115,967	35,604	80,363
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	4,375	108,852	34,390	74,462

60

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	Master Total Return Portfolio of Master Bond LLC

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	2,188	$ 54,439	$ 16,714	$37,725
United Mexican States	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	USD	2,551	63,470	56,388	7,082
United Mexican States	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	USD	2,550	63,445	56,366	7,079
United Mexican States	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	USD	2,181	54,264	16,541	37,723
United Mexican States	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	USD	2,181	54,264	17,508	36,756
United Mexican States	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	USD	2,181	54,264	17,508	36,756
United Mexican States	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	USD	2,181	54,264	17,508	36,756
United Mexican States	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	USD	2,097	52,174	46,353	5,821
United Mexican States	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	USD	1,589	39,535	15,198	24,337
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	8,600	213,970	188,222	25,748
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	6,270	155,999	60,101	95,898
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	3,800	94,545	36,425	58,120
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	3,081	76,646	72,499	4,147
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	3,062	76,175	54,546	21,629
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,552	63,494	55,520	7,974
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,551	63,470	48,809	14,661
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,551	63,470	50,487	12,983
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,551	63,470	57,726	5,744
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,510	62,449	14,018	48,431
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,145	53,368	11,502	41,866
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,145	53,369	12,457	40,912
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,131	53,020	15,805	37,215
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	2,110	52,498	12,723	39,775
United Mexican States	1.00%	Quarterly	Deutsche Bank AG	12/20/23	USD	2,036	50,656	19,923	30,733
United Mexican States	1.00%	Quarterly	Deutsche Bank AG	12/20/23	USD	2,035	50,631	19,913	30,718
United Mexican States	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/23	USD	2,088	51,950	17,224	34,726
United Mexican States	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/23	USD	1,439	35,803	14,815	20,988
CMBX.NA.9.A	2.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	1,770	71,135	34,888	36,247
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	2,546	102,322	42,577	59,745
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	1,770	71,135	32,737	38,398
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs International	09/17/58	USD	900	36,170	17,933	18,237
CMBX.NA.9.A	2.00%	Annual	J.P. Morgan Securities LLC	09/17/58	USD	1,021	41,051	135,673	94,622
CMBX.NA.9.AAA	0.50%	Annual	Credit Suisse International	09/17/58	USD	4,540	16,567	53,733	37,166
CMBX.NA.9.AAA	0.50%	Annual	Deutsche Bank AG	09/17/58	USD	3,620	13,209	43,464	30,255
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	5,570	20,326	72,334	52,008
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	3,050	11,130	36,098	24,968

61

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	2,530	$ 9,232	$ 29,944	$ 20,712
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	6,363	39,508	2,021	41,529
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	5,662	35,151	1,820	33,331
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	3,976	24,685	762	25,447
CMBX.NA.6.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	05/11/63	USD	850	136,575	82,635	53,940

							$2,851,633	$1,436,129	$1,415,504

OTC Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Scandinavian Airlines System Denmark Norway Sweden	5.00%	Quarterly	Goldman Sachs International	06/20/19	Not Rated	EUR	925	$21,207	$(11,053)	$32,260
United Mexican States	1.00%	Quarterly	Bank of America N.A.	06/20/20	BBB+	USD	7,452	14,845	(22,286)	37,131
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	09/20/20	A+	USD	1,000	13,094	(2,785)	15,879
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	09/20/20	A+	USD	1,000	13,102	(2,940)	16,042
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	09/20/20	BBB+	USD	7,452	13,360	(28,044)	41,404
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A-	USD	1,825	21,375	(20,059)	41,434
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	BB	EUR	50	(9,593)	(1,752)	(7,841)
Telecom Italia SpA	1.00%	Quarterly	Citibank N.A.	12/20/22	BB+	EUR	40	(2,658)	6,922	(9,580)
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	Barclays Bank PLC	06/20/23	A-	EUR	2,700	16,012	32,287	(16,275)
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	Citibank N.A.	06/20/23	A-	EUR	2,800	16,606	32,952	(16,346)
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/23	B-	USD	2,050	(71,955)	148,387	(220,342)
Beazer Homes USA, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	1,036	(36,363)	41,898	(78,261)
Beazer Homes USA, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	622	(21,818)	25,846	(47,664)
Boparan Finance PLC	5.00%	Quarterly	Barclays Bank PLC	06/20/23	CCC+	EUR	470	(126,383)	(39,473)	(86,910)
Boparan Finance PLC	5.00%	Quarterly	Citibank N.A.	06/20/23	CCC+	EUR	700	(188,231)	(48,111)	(140,120)
Boparan Finance PLC	5.00%	Quarterly	Credit Suisse International	06/20/23	CCC+	EUR	700	(188,230)	(55,006)	(133,224)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America N.A.	06/20/23	BB	EUR	188	(40,505)	(26,312)	(14,193)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America N.A.	06/20/23	BB	EUR	15	(3,320)	(2,157)	(1,163)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank PLC	06/20/23	BB	EUR	300	(64,608)	(35,133)	(29,475)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank PLC	06/20/23	BB	EUR	71	(15,365)	(8,447)	(6,918)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank PLC	06/20/23	BB	EUR	56	(11,969)	(6,590)	(5,379)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank PLC	06/20/23	BB	EUR	34	(7,414)	(3,955)	(3,459)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB	EUR	580	(124,910)	(77,529)	(47,381)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB	EUR	570	(122,756)	(79,626)	(43,130)

62

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB	EUR	540	$(116,296)	$ (49,186)	$ (67,110)

Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB	EUR	530	(114,142)	(48,275)	(65,867)

Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB	EUR	10	(2,154)	(911)	(1,243)

Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB	EUR	10	(2,154)	(911)	(1,243)

Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	BB	EUR	1,300	(279,971)	(166,102)	(113,869)

Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	BB	EUR	700	(150,754)	(83,713)	(67,041)

Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	BB	EUR	526	(113,198)	(66,917)	(46,281)

Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	BB	EUR	489	(105,238)	(56,140)	(49,098)

Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	BB	EUR	422	(90,866)	(55,662)	(35,204)

Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	BB	EUR	400	(86,145)	(53,336)	(32,809)

Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	BB	EUR	35	(7,449)	(4,563)	(2,886)

Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	BB	EUR	15	(3,319)	(1,962)	(1,357)

Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	550	(118,450)	(50,669)	(67,781)

Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	10	(2,153)	(921)	(1,232)

Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	710	(152,908)	(127,398)	(25,510)

Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	540	(116,295)	(48,708)	(67,587)

Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	526	(113,308)	(66,982)	(46,326)

Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	420	(90,452)	(52,001)	(38,451)

Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	316	(67,985)	(37,619)	(30,366)

Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	210	(45,323)	(25,079)	(20,244)

Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	15	(3,321)	(1,963)	(1,358)

Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	10	(2,154)	(902)	(1,252)

Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	9	(1,993)	(1,103)	(890)

Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	6	(1,328)	(735)	(593)

Casino Guichard Perrachon SA	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BB	EUR	1,270	(273,510)	(168,440)	(105,070)

Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	400	(100,522)	(1,058)	(99,464)

Garfunkelux Holdco 2 SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	B-	EUR	730	(183,453)	(6,319)	(177,134)

Hema BondCo I BV	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B-	EUR	800	(39,244)	30,081	(69,325)

Intesa San Paolo SpA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	Not Rated	EUR	140	(5,018)	(6,062)	1,044

Intrum AB	5.00%	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	17	740	754	(14)

Intrum AB	5.00%	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	8	333	338	(5)

Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	47	2,107	4,562	(2,455)

Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	10	429	876	(447)

Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	9	385	931	(546)

Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BB+	EUR	29	1,300	3,142	(1,842)

63

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	Master Total Return Portfolio of Master Bond LLC

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Thomas Cook Group PLC	5.00%	Quarterly	Barclays Bank PLC	06/20/23	B+	EUR	280	$(66,026)	$ 35,720	$(101,746)

Thomas Cook Group PLC	5.00%	Quarterly	Citibank N.A.	06/20/23	B+	EUR	1,180	(278,252)	143,978	(422,230)

Thomas Cook Group PLC	5.00%	Quarterly	Citibank N.A.	06/20/23	B+	EUR	1,170	(275,893)	138,088	(413,981)

Thomas Cook Group PLC	5.00%	Quarterly	Citibank N.A.	06/20/23	B+	EUR	18	(4,135)	2,139	(6,274)

Thomas Cook Group PLC	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	420	(99,038)	50,842	(149,880)

Thomas Cook Group PLC	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	400	(94,323)	48,892	(143,215)

Thomas Cook Group PLC	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	350	(82,532)	40,455	(122,987)

Thomas Cook Group PLC	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	90	(21,222)	10,650	(31,872)

Virgin Media Finance PLC	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	280	36,281	40,481	(4,200)

Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	700	90,701	103,767	(13,066)

Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	BB	EUR	50	(11,957)	(7,850)	(4,107)

CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	B-	EUR	1,490	(198,260)	(107,404)	(90,856)

Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	522	(141,347)	9,929	(151,276)

Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	116	(31,409)	2,206	(33,615)

Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	4	(1,010)	71	(1,081)

Garfunkelux Holdco 2 SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	B-	EUR	9	(2,320)	(62)	(2,258)

Telecom Italia SpA	1.00%	Quarterly	Barclays Bank PLC	12/20/23	BB+	EUR	500	(52,569)	(48,339)	(4,230)

Telecom Italia SpA	1.00%	Quarterly	Barclays Bank PLC	12/20/23	BB+	EUR	103	(10,839)	(9,967)	(872)

Telecom Italia SpA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	BB+	EUR	2,507	(263,572)	(256,167)	(7,405)

Unicredit SpA	1.00%	Quarterly	BNP Paribas S.A.	12/20/23	Not Rated	EUR	1,523	(65,461)	(62,243)	(3,218)

Unicredit SpA	1.00%	Quarterly	Citibank N.A.	12/20/23	Not Rated	EUR	1,800	(77,367)	(97,921)	20,554

Unicredit SpA	1.00%	Quarterly	HSBC Bank PLC	12/20/23	Not Rated	EUR	1,067	(45,861)	(46,343)	482

Virgin Media Finance PLC	5.00%	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	1,480	188,088	220,166	(32,078)

Vue International Bidco PLC	5.00%	Quarterly	Citibank N.A.	12/20/23	B	EUR	520	22,302	50,755	(28,453)

Vue International Bidco PLC	5.00%	Quarterly	Citibank N.A.	12/20/23	B	EUR	223	9,557	21,993	(12,436)

Vue International Bidco PLC	5.00%	Quarterly	Credit Suisse International	12/20/23	B	EUR	1,261	54,082	156,157	(102,075)

Vue International Bidco PLC	5.00%	Quarterly	Credit Suisse International	12/20/23	B	EUR	630	27,041	76,395	(49,354)

Vue International Bidco PLC	5.00%	Quarterly	Credit Suisse International	12/20/23	B	EUR	630	27,041	78,185	(51,144)

Ziggo Bond Finance BV	5.00%	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	770	86,312	77,410	8,902

Ziggo Bond Finance BV	5.00%	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	735	82,389	72,579	9,810

Ziggo Bond Finance BV	5.00%	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	420	47,079	42,360	4,719

Ziggo Bond Finance BV	5.00%	Quarterly	Credit Suisse International	12/20/23	B	EUR	750	84,070	96,903	(12,833)

Ziggo Bond Finance BV	5.00%	Quarterly	Credit Suisse International	12/20/23	B	EUR	750	84,070	96,903	(12,833)

Virgin Media Finance PLC	5.00%	Quarterly	Credit Suisse International	06/20/25	B	EUR	1,410	172,823	240,839	(68,016)

CMBX.NA.7.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	5,000	28,264	(151,956)	180,220

CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	A	USD	36	(118)	(3,060)	2,942

64

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	A	USD	92	$(297)	$(7,813)	$7,516

CMBX.NA.3.AM	0.50%	Monthly	JPMorgan Chase Bank N.A.	12/13/49	A	USD	198	(641)	(15,979)	15,338

CMBX.NA.4.AM	0.50%	Annual	Deutsche Bank AG	02/17/51	BBB-	USD	3	(12)	(350)	338

CMBX.NA.8.A	2.00%	Annual	Goldman Sachs International	10/17/57	Not Rated	USD	1,710	(63,191)	(93,774)	30,583

CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	Not Rated	USD	440	(16,260)	(43,192)	26,932

CMBX.NA.8.A	2.00%	Annual	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	290	(10,717)	(24,043)	13,326

CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	Not Rated	USD	3,777	(456,466)	(333,233)	(123,233)

CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	2,190	(264,671)	(235,987)	(28,684)

CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	1,854	(224,063)	(223,206)	(857)

CMBX.NA.9.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	955	(115,415)	(84,813)	(30,602)

CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	970	(117,229)	(123,407)	6,178

CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	770	(93,058)	(79,829)	(13,229)

CMBX.NA.9.BBB-	3.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	630	(76,138)	(62,200)	(13,938)

CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	356	(43,024)	(43,505)	481

CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	127	(15,348)	(15,217)	(131)

CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340	(140,923)	(145,781)	4,858

CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670	(70,461)	(74,115)	3,654

CMBX.NA.10.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(6,867)	(5,182)	(1,685)

CMBX.NA.6.BBB-	3.00%	Annual	Credit Suisse International	05/11/63	BB+	USD	850	(136,575)	(66,918)	(69,657)

								$(5,925,053)	$(1,937,912)	$(3,987,141)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Currency Swaps

Notional Amount (000)
							Premiums	Unrealized
	Fund		Notional		Expiration		Paid	Appreciation
Fund Pays	Receives	Notional Delivered	Received	Counterparty	Date(a)	Value	(Received)	(Depreciation)

3-month LIBOR, 2.81%	16.77% TRY	USD 1,899	TRY 10,171	JPMorgan Chase Bank N.A.	6/19/2024	$79,401	$—	$79,401

(a)	At expiration date, the notional amount delivered will be exchanged for the notional amount received.

OTC Interest Rate Swaps

								Upfront
Paid by the Fund		Received by the Fund				Notional		Premium	Unrealized
					Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)	Value	(Received)	(Depreciation)
1-day BZDIOVER, 6.40%	At Termination	7.48%	At Termination	Bank of America N.A.	01/04/21	BRL 184,790	$143,312	$—	$143,312
1-day BZDIOVER, 6.40%	At Termination	7.46%	At Termination	Bank of America N.A.	01/04/21	BRL 52,974	35,935	—	35,935
1-day BZDIOVER, 6.40%	At Termination	7.42%	At Termination	Credit Suisse International	01/04/21	BRL 92,345	43,185	—	43,185

65

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty				Value

1-day BZDIOVER, 6.40%	At Termination	7.43%	At Termination	JPMorgan Chase Bank N.A.	01/04/21	BRL	39,471	$20,433	$ —	$20,433

3.27%	Quarterly	3-month LIBOR, 2.81%	Semi-Annual	Deutsche Bank AG	05/16/21	USD	9,510	(150,120)	—	(150,120)

1-day BZDIOVER, 6.40%	At Termination	8.53%	At Termination	Citibank N.A.	01/02/23	BRL	105,470	128,809	—	128,809

1.06%	Quarterly	3-month TAIBOR, 0.67%	Quarterly	Bank of America N.A.	09/19/23	TWD	232,527	(81,465)	—	(81,465)

1.06%	Quarterly	3-month TAIBOR, 0.67%	Quarterly	JPMorgan Chase Bank N.A.	09/19/23	TWD	334,613	(117,230)	—	(117,230)

5.73%	Monthly	28-day MXIBTIIE, 8.59%	Monthly	Bank of America N.A.	01/03/25	MXN	23,376	165,674	262	165,412

28-day MXIBTIIE, 8.59%	Monthly	6.33%	Monthly	Citibank N.A.	06/09/25	MXN	14,869	(88,205)	(69)	(88,136)

28-day MXIBTIIE, 8.59%	Monthly	6.33%	Monthly	Citibank N.A.	07/17/25	MXN	36,610	(222,186)	(133)	(222,053)

28-day MXIBTIIE, 8.59%	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	109,616	(674,088)	(391)	(673,697)

6.31%	Monthly	28-day MXIBTIIE, 8.59%	Monthly	Bank of America N.A.	08/11/25	MXN	36,783	227,090	154	226,936

6.31%	Monthly	28-day MXIBTIIE, 8.59%	Monthly	Bank of America N.A.	08/11/25	MXN	36,783	227,090	154	226,936

6.31%	Monthly	28-day MXIBTIIE, 8.59%	Monthly	Deutsche Bank AG	08/11/25	MXN	136,536	843,957	571	843,386

28-day MXIBTIIE, 8.59%	Monthly	6.27%	Monthly	Bank of America N.A.	12/05/25	MXN	4,348	(28,389)	(42)	(28,347)

								$473,802	$ 506	$473,296

OTC Total Return Swaps

									Upfront
Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)			Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty				Value

Superior Energy Services, Inc.	Quarterly	3-month LIBOR plus 0.05%, 2.81%	Quarterly	BNP Paribas S.A.	02/07/19	USD	223	$337,439	$ —	$337,439

SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1-month LIBOR minus 0.90%, 2.50%	Monthly	Merrill Lynch International	03/15/19	USD	1,288	79,589	—	79,589

iBoxx EUR Liquid High Yield Index	At Termination	3-month EURIBOR, (0.32)%	Quarterly	Bank of America N.A.	03/20/19	EUR	4,300	(12,837)	(79)	(12,758)

iBoxx EUR Liquid High Yield Index	At Termination	3-month EURIBOR, (0.32)%	Quarterly	JPMorgan Chase Bank N.A.	03/20/19	EUR	7,070	11	4,030	(4,019)

iBoxx EUR Liquid High Yield Index	At Termination	3-month EURIBOR, (0.32)%	Quarterly	JPMorgan Chase Bank N.A.	03/20/19	EUR	7,000	32,181	—	32,181

Markit iBoxx EUR Contingent Convertible Index	At Termination	3-month EURIBOR, (0.32)%	Quarterly	JPMorgan Chase Bank N.A.	03/20/19	EUR	2,600	(31,823)	(1,591)	(30,232)

66

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency					Value

SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1-month LIBOR minus 0.70%, 2.50%	Monthly	BNP Paribas S.A.	08/06/19	USD	551	$106,189	$ —	$106,189

Charter Communications, Inc.	Monthly	1-month LIBOR plus 0.10%, 2.50%	Monthly	Citibank N.A.	08/06/19	USD	414	61,439	—	61,439

Charter Communications, Inc.	Monthly	1-month LIBOR, 2.50%	Monthly	BNP Paribas S.A.	08/27/19	USD	824	(694)	—	(694)

Weatherford International PLC	Monthly	1-month LIBOR plus 0.08%, 2.50%	Monthly	BNP Paribas S.A.	08/30/19	USD	81	2,023	—	2,023

Superior Energy Services, Inc.	Quarterly	3-month LIBOR minus 0.75%, 2.81%	Quarterly	BNP Paribas S.A.	11/19/19	USD	18	17,718	—	17,718

Bristow Group, Inc.	Quarterly	3-month LIBOR minus 1.50%, 2.81%	Quarterly	BNP Paribas S.A.	11/19/19	USD	36	55,641	—	55,641

Bristow Group, Inc.	Quarterly	3-month LIBOR minus 1.50%, 2.81%	Quarterly	BNP Paribas S.A.	11/19/19	USD	12	17,531	—	17,531

Superior Energy Services, Inc.	Quarterly	3-month LIBOR minus 0.75%, 2.81%	Quarterly	BNP Paribas S.A.	11/19/19	USD	189	181,662	—	181,662

Canadian Natural Resources Ltd.	Quarterly	3-month LIBOR minus 0.45%, 2.81%	Quarterly	BNP Paribas S.A.	11/27/19	USD	478	10,274	—	10,274

								$856,343	$2,360	$853,983

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Bank of America N.A.	02/15/23	USD 6,423,370	$(272,265	)(b)	$6,128,078	0.1%

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Master Portfolio receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-500 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

EURIBOR 1 Week

Intercontinental Exchange LIBOR GBP 1 Week

(b)	Amount includes $23,027 of net dividends and financing fees

67

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Currency Abbreviations

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

COP	Colombian Peso

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NGN	Nigerian Naira

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	US Dollar

ZAR	South African Rand

68

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Portfolio Abbreviations

ABS	Asset-Backed Security

AGM	Assurance Guaranty Municipal Corp.

AKA	Also Known As

AMBAC	AMBAC Assurance Corp.

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CBOE	Chicago Board Options Exchange

CIBOR	Copenhagen Interbank Offered Rate

CLO	Collateralized Loan Obligation

CP	Certificate Participation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FKA	Formerly Known As

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

OTC	Over-the-counter

PIK	Payment-in-kind

PSF	Permanent School Fund

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SCSDE	South Carolina State Department of Education

SPDR	Standard & Poor’s Depositary Receipts

STIBOR	Stockholm Interbank Offered Rate

TA	Tax Allocation

TAIBOR	Taiwan Interbank Offered Rate

TBA	To-be-announced

UK RPI	United Kingdom Retail Price Index

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

69

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,281,149,962	$43,361,194	$1,324,511,156
Common Stocks(a)	25,823,222	1,546,768	197,372	27,567,362
Corporate Bonds(a)	—	5,067,802,849	1,473,003	5,069,275,852
Floating Rate Loan Interests(a)	—	117,410,458	171,588,824	288,999,282
Foreign Agency Obligations	—	44,011,998	—	44,011,998
Foreign Government Obligations	—	278,977,212	—	278,977,212
Investment Companies	99,644,160	—	—	99,644,160
Non-Agency Mortgage-Backed Securities	—	503,586,389	62,020,309	565,606,698
Preferred Securities(a)	—	125,889,613	217,902	126,107,515
Taxable Municipal Bonds	—	850,088,427	—	850,088,427
U.S. Government Sponsored Agency Securities	—	10,600,524,960	653,041	10,601,178,001
U.S. Treasury Obligations	—	136,630,583	—	136,630,583
Short-Term Securities:
Commercial Paper	—	30,085,093	—	30,085,093
Foreign Government Obligations	—	409,013,260	—	409,013,260
Money Market Funds	58,198,971	—	—	58,198,971
U.S. Treasury Obligations	—	5,070,420	—	5,070,420
Options Purchased:
Equity contracts	4,096,440	—	13,581	4,110,021
Foreign currency exchange contracts	—	4,435,938	2,269	4,438,207
Interest rate contracts	151,328	24,239,223	—	24,390,551
Liabilities:
TBA Sale Commitments	—	(6,113,083,186)	—	(6,113,083,186)

Subtotal	$187,914,121	$13,367,379,967	$279,527,495	$13,834,821,583

Investments Valued at NAV(b)				64,528,142

Total Investments				$13,899,349,725

(a) See above Consolidated Schedule of Investments for values in each industry.

(b) Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and  therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$5,280,456	$—	$5,280,456
Equity contracts	445,147	869,505	—	1,314,652
Foreign currency exchange contracts	—	13,651,388	—	13,651,388
Interest rate contracts	78,396,608	10,899,030	—	89,295,638
Other contracts	—	211,817	—	211,817
Liabilities:
Credit contracts	—	(7,844,578)	—	(7,844,578)
Equity contracts	(2,865,782)	(272,959)	(22,500)	(3,161,241)
Foreign currency exchange contracts	—	(25,492,785)	(2,072)	(25,494,857)
Interest rate contracts	(9,752,694)	(18,902,133)	—	(28,654,827)

	$66,223,279	$(21,600,259)	$(24,572)	$44,598,448

(a)

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended December 31, 2018, there were no transfers between Level 1 and Level 2.

70

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2018

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities

Assets:
Opening Balance, as of September 30, 2018	$61,899,804	$218,040	$111,000,003	$127,990,875	$60,105,857
Transfers into Level 3	23,243,341	—	—	48,387,554	18,100,283
Transfers out of Level 3	(19,008,110)	—	(77,000,000)	(15,913,870)	(8,992,014)
Accrued discounts/premiums	(94,383)	—	—	40,876	(353,372)
Net realized gain (loss)	(107,631)	—	—	347,054	(5,340,416)
Net change in unrealized appreciation (depreciation)(a)	(4,208,403)	(20,668)	(34,000,000)	(80,426,503)	(11,457,160)
Purchases	2,094,145	—	1,473,000	96,676,575	33,113,469
Sales	(20,457,569)	—	—	(5,513,737)	(23,156,338)

Closing Balance, as of December 31, 2018	$43,361,194	$197,372	$1,473,003	$171,588,824	$62,020,309

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018(a)	$(3,807,243)	$(20,668)	$1	$(80,082,893)	$(15,996,817)

		Preferred Securities	U.S. Government Sponsored Agency Securities	Options Purchased	Total

Assets:
Opening Balance, as of September 30, 2018		$240,721	$840,797	$39	$362,296,136
Transfers into Level 3		—	637,451	15,305	90,383,934
Transfers out of Level 3		—	(840,797)	—	(121,754,791)
Accrued discounts/premiums		—	(1,877)	—	(408,756)
Net realized gain (loss)		—	—	—	(5,100,993)
Net change in unrealized appreciation (depreciation)(a)		(22,819)	17,467	(352,722)	(130,470,808)
Purchases		—	—	353,228	133,710,417
Sales		—	—	—	(49,127,644)

Closing Balance, as of December 31, 2018		$217,902	$653,041	$15,850	$279,527,495

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018(a)		$(22,819)	$17,467	$(352,682)	$(100,265,654)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Equity Contracts		Foreign Currency Exchange Contracts
	Assets	Liabilities	Assets	Liabilities	Total

Opening Balance, as of September 30, 2018	$—	$—	$—	$(39)	$(39)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	—	(22,500)	—	(2,033)	(24,533)
Purchases	—	—	—	—	—
Issues	—	—	—	—	—
Sales	—	—	—	—	—
Settlements	—	—	—	—	—

Closing Balance, as of December 31, 2018	$—	$(22,500)	$—	$(2,072)	$(24,572)

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at December 31, 2018(a)	$—	$(22,500)	$—	$(2,072)	$(24,572)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

71

Item 2 – Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

           Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc., Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Balanced Capital Fund, Inc., Master Advantage Large Cap Core Portfolio of

Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Balanced Capital Fund, Inc., Master Advantage Large Cap Core Portfolio of

Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Balanced Capital Fund, Inc., Master Advantage Large Cap Core Portfolio of

Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 22, 2019